            As filed with the Securities and Exchange Commission on May 1, 2007
                                          REGISTRATION NOS. 333-25549/811-02441
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No.     [ ]

               Post Effective Amendment No. 14 [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

               Amendment No. 119               [X]

                               -----------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (EXACT NAME OF REGISTRANT)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                               -----------------

                  2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (713) 831-8470
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                        AMERICAN HOME ASSURANCE COMPANY
                              (NAME OF GUARANTOR)

                      70 PINE STREET, NEW YORK, NY 10270
        (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 770-7000
              (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             LAUREN W. JONES, ESQ.
                     AMERICAN GENERAL LIFE COMPANIES, LLC
                   2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(NAME AND ADDRESS OF AGENT FOR SERVICE FOR REGISTRANT, DEPOSITOR AND GUARANTORS)

                               -----------------

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on [date] pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ] on [date] pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts, and
(ii) a guarantee related to insurance obligations under certain of those contracts.

================================================================================

                          WM STRATEGIC ASSET MANAGER


                                  PROSPECTUS


                                  MAY 1, 2007


                FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL


                     DEFERRED ANNUITY CONTRACTS OFFERED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                       ANNUITY ADMINISTRATION DEPARTMENT


                   P.O. Box 1401, Houston, Texas 77251-1401


       1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257



American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual funds that are a part of Principal Variable Contracts Fund, Inc. ("PVC"), a series mutual fund advised by Principal Management Corporation.



Portfolios                          Accounts
----------                          ---------------------------------------
..   Balanced Portfolio              .   Equity Income Account I
..   Conservative Balanced Portfolio .   Growth Account
..   Conservative Growth Portfolio   .   LargeCap Blend Account
..   Flexible Income Portfolio       .   Income Account
..   Strategic Growth Portfolio      .   Diversified International Account
                                    .   MidCap Stock Account
                                    .   Money Market Account
                                    .   Short-Term Income Account
                                    .   SmallCap Growth Account
                                    .   Mortgage Securities Account
                                    .   West Coast Equity Account


Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.


We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of PVC.



For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2007. We have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the SAI appears at the end of this variable annuity Prospectus. You may obtain a free copy of the SAI if you write or call AGL's Annuity Administration Department, PO Box 1401, Houston Texas 77251-1401. The telephone number is 1-800-277-0914. You may also obtain the SAI through the SEC's Web site at http://www.sec.gov.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense. The Contracts are not available in all states.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

                               TABLE OF CONTENTS

DEFINITIONS...........................................................  4
FEE TABLE.............................................................  6
SUMMARY OF CONTRACT PROVISIONS........................................  7
   Minimum Investment Requirements....................................  7
   Purchase Payment Accumulation......................................  7
   Fixed and Variable Annuity Payments................................  8
   Changes in Allocations Among Divisions and Guarantee Periods.......  8
   Surrenders and Withdrawals.........................................  8
   Cancellation Right.................................................  8
   Death Proceeds.....................................................  9
   Limitations Imposed by Retirement Plans and Employers..............  9
   Communications to Us...............................................  9
   Financial and Performance Information..............................  9
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)...........................  9
FINANCIAL INFORMATION................................................. 11
AGL................................................................... 11
AMERICAN HOME ASSURANCE COMPANY....................................... 12
SEPARATE ACCOUNT D.................................................... 12
THE SERIES............................................................ 12
   Voting Privileges.................................................. 14
THE FIXED ACCOUNT..................................................... 14
   Guarantee Periods.................................................. 14
   Crediting Interest................................................. 15
   New Guarantee Periods.............................................. 15
CONTRACT ISSUANCE AND PURCHASE PAYMENTS............................... 15
   Payments........................................................... 16
   Minimum Requirements............................................... 16
OWNER ACCOUNT VALUE................................................... 16
   Variable Account Value............................................. 16
   Fixed Account Value................................................ 17
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF
  OWNER ACCOUNT VALUE................................................. 17
   Transfers.......................................................... 17
   Automatic Rebalancing.............................................. 18
   Market Timing...................................................... 19
   Surrenders......................................................... 19
   Partial Withdrawals................................................ 19
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS............................ 20
   Annuity Commencement Date.......................................... 20
   Application of Owner Account Value................................. 20
   Fixed and Variable Annuity Payments................................ 20
   Annuity Payment Options............................................ 21
   Election of Annuity Payment Option................................. 21
   Available Annuity Payment Options.................................. 22
   Transfers.......................................................... 23
DEATH PROCEEDS........................................................ 23
   Death Proceeds Before the Annuity Commencement Date................ 23
   Death Proceeds After the Annuity Commencement Date................. 24
   Proof of Death..................................................... 25
CHARGES UNDER THE CONTRACTS........................................... 25
   Premium Taxes...................................................... 25
   Surrender Charge................................................... 25
   Special Surrender Charge Rules for Contracts Issued After
     October 1, 1998 and Before February 15, 2000..................... 27
   Special Surrender Charge Rules for Contracts Issued Before
     October 2, 1998.................................................. 27
   Transfer Charges................................................... 28
   Annual Contract Fee................................................ 28
   Charge to the Separate Account..................................... 28

   Miscellaneous...................................................... 28
   Systematic Withdrawal Plan......................................... 29
   One-Time Reinstatement Privilege................................... 29
   Reduction in Surrender Charges or Administrative Charges........... 29
LONG-TERM CARE AND TERMINAL ILLNESS................................... 29
   Long-Term Care..................................................... 29
   Terminal Illness................................................... 29
OTHER ASPECTS OF THE CONTRACTS........................................ 29
   Owners, Annuitants, and Beneficiaries; Assignments................. 29
   Reports............................................................ 30
   Rights Reserved by Us.............................................. 30
   Payment and Deferment.............................................. 31
FEDERAL INCOME TAX MATTERS............................................ 31
   General............................................................ 31
   Non-Qualified Contracts............................................ 31
   Individual Retirement Annuities ("IRAs")........................... 33
   Roth IRAs.......................................................... 34
   Simplified Employee Pension Plans.................................. 34
   Simple Retirement Accounts......................................... 34
   Other Qualified Plans.............................................. 35
   Private Employer Unfunded Deferred Compensation Plans.............. 35
   Economic Growth and Tax Relief Reconciliation Act of 2001.......... 36
   Federal Income Tax Withholding and Reporting....................... 36
   Taxes Payable by AGL and the Separate Account...................... 36
DISTRIBUTION ARRANGEMENTS............................................. 36
SERVICE AGREEMENTS.................................................... 37
LEGAL MATTERS......................................................... 37
OTHER INFORMATION ON FILE............................................. 38
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....................... 38

DEFINITIONS

We, our and us - American General Life Insurance Company ("AGL").

You and your - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

Account Value - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

Accumulation Unit - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

Annuitant - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.


Annuity Administration Department - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department mailing address is PO Box 1401, Houston, Texas 77251-1401.


Annuity Commencement Date - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

Annuity Payment Option - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

Annuity Period - the period of time during which we make annuity payments under an Annuity Payment Option.

Annuity Unit - a measuring unit used to calculate the amount of Variable Annuity Payments.

Beneficiary - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

Code - the Internal Revenue Code of 1986, as amended.

Contingent Annuitant - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

Contingent Beneficiary - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

Contract - an individual annuity Contract offered by this Prospectus.

Contract Anniversary - each anniversary of the date of issue of the Contract.

Contract Year - each year beginning with the date of issue of the Contract.

Division - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

Fixed Account - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

Fixed Account Value - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

Fixed Annuity Payments - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

General Account - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

Guaranteed Interest Rate - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

Guarantee Period - the period for which we credit a Guaranteed Interest Rate.


Home Office - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, PO Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.


Investment Company Act of 1940 ("1940 Act") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

Non-Qualified - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Owner - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

Qualified - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

Separate Account - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

Series - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

Surrender Charge - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

Valuation Date - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

Valuation Period - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

Variable Account Value - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

Variable Annuity Payments - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

Written - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

FEE TABLE

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Owner Transaction Charges

           Front-End Sales Charge Imposed on Purchases.......    0%
           Maximum Surrender Charge/1/.......................  7.0%
           (computed as a percentage of purchase payments
             surrendered)
           Transfer Fee...................................... $ 25/2/

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

Annual Contract Fee/3/....................................... $35

Separate Account Annual Expenses (as a percentage of average daily Variable Account Value)

           Mortality and Expense Risk Charge.................. 1.25%
           Administrative Expense Charge...................... 0.15%
                                                               ----
           Total Separate Account Annual Expenses............. 1.40%
                                                               ====

Portfolio and Underlying Fund Expenses

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.


Total Annual Mutual Fund Operating Expenses                  Minimum Maximum
-------------------------------------------                  ------- -------
(Expenses that are deducted from the assets of a Mutual
  Fund, including management fees, distribution and/or
  service (12b-1) fees, and other expenses)                   0.49%   1.03%


Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
Minimum                                         $796  $1,044  $1,403   $2,290
Maximum                                         $850  $1,208  $1,677   $2,842

--------
/1/ This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."
/2/ You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.
/3/ This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------
    Minimum                                   $901  $1,044  $1,403   $2,290
    Maximum                                   $955  $1,208  $1,677   $2,842


(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:


                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------
    Minimum                                   $901  $1,069  $1,423   $2,290
    Maximum                                   $955  $1,233  $1,697   $2,842


(4)If you do not surrender your Contract:


                                             1 Year 3 Years 5 Years 10 Years
                                             ------ ------- ------- --------
    Minimum                                   $201   $619   $1,063   $2,290
    Maximum                                   $255   $783   $1,337   $2,842


Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and the application of such accumulations to provide Fixed or Variable Annuity Payments.

Minimum Investment Requirements

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

    .  the amount we receive on the date of issue of your Contract, and

    . any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

Purchase Payment Accumulation

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 16 available Divisions of the Separate Account. Each Division invests solely in shares of one of 16 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

Fixed and Variable Annuity Payments

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

Changes in Allocations Among Divisions and Guarantee Periods

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

Surrenders and Withdrawals

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

Cancellation Right

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

   your Account Value, and

   any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

Death Proceeds

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

Limitations Imposed by Retirement Plans and Employers

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

Communications to Us

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

Unless the Prospectus states differently, we will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

Financial and Performance Information


We include financial statements of AGL and the WM Strategic Asset Manager Divisions of Separate Account D in the SAI. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of PVC.


From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

SELECTED ACCUMULATION UNIT DATA (Unaudited)


The following tables show the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year since each Division began operations/1,2/.



                                           Number of                                                  Number of
                           Unit    Unit      units                                    Unit    Unit      units
                          Value   Value   Outstanding                                Value   Value   Outstanding
Division             Year at 1/1 at 12/31  at 12/31           Division          Year at 1/1 at 12/31  at 12/31
--------             ---- ------ -------- ----------- ------------------------- ---- ------ -------- -----------
Balanced Portfolio   2006 $9.14   $9.97   19,470,713  International Growth Fund 2006 $6.26   $ 7.44    458,616
                     2005 $7.39   $9.14   24,705,106                            2005 $4.33   $ 6.26    518,465
                     2004 $8.05   $8.74   28,412,338                            2004 $4.81   $ 5.39    524,395
                     2003 $6.65   $8.05   31,038,324                            2003 $3.60   $ 4.81    560,816
                     2002 $7.39   $6.65   34,906,845                            2002 $4.33   $ 3.60    643,141
                     2001 $7.49   $7.39   40,969,356                            2001 $5.34   $ 4.33    781,328
                     2000 $7.56   $7.49   32,836,154                            2000 $6.76   $ 5.34    915,393
                     1999 $6.00   $7.56   12,033,168                            1999 $4.51   $ 6.76    288,477
                     1998 $5.19   $6.00    1,859,882                            1998    --   $ 4.51     30,477
                     1997 $5.00   $5.19      453,340                            1997 $5.00       --         --

Conservative
Balanced Portfolio
/3/                  2006 $6.71   $7.20    1,493,185  Mid Cap Stock Fund        2006 $9.04   $10.41    599,565
                     2005 $5.48   $6.71    1,931,866                            2005 $6.42   $ 9.04    674,912

                                           Number of                                                  Number of
                           Unit    Unit      units                                    Unit    Unit      units
                          Value   Value   Outstanding                                Value   Value   Outstanding
Division             Year at 1/1 at 12/31  at 12/31           Division          Year at 1/1 at 12/31  at 12/31
--------             ---- ------ -------- ----------- ------------------------  ---- ------ -------- -----------
                     2004 $6.09   $ 6.50   2,164,179                            2004 $ 7.15  $ 8.08     765,173
                     2003 $5.28   $ 6.09   2,035,585                            2003 $ 5.68  $ 7.15     803,239
                     2002 $5.48   $ 5.28   2,261,547                            2002 $ 6.42  $ 5.68     915,143
                     2001 $5.42   $ 5.48   2,351,794                            2001 $ 5.82  $ 6.42     823,143
                     2000 $5.24   $ 5.42   1,499,026                            2000     --  $ 5.82     394,125
                     1999 $5.21   $ 5.24   1,096,862                            1999     --      --          --
                     1998 $5.05   $ 5.21     159,223                            1998     --      --          --
                     1997 $5.05   $ 5.05           0                            1997 $ 5.00      --          --

Conservative Growth
Portfolio            2006 $9.51   $10.53  12,615,027  Money Market Fund         2006 $ 5.78  $ 5.95   1,276,306
                     2005 $7.73   $ 9.51  16,108,452                            2005 $ 5.79  $ 5.78   1,204,188
                     2004 $8.18   $ 9.01  18,998,377                            2004 $ 5.75  $ 5.72   1,419,380
                     2003 $6.44   $ 8.18  21,673,180                            2003 $ 5.79  $ 5.75   2,191,061
                     2002 $7.73   $ 6.44  26,163,600                            2002 $ 5.79  $ 5.79   3,980,318
                     2001 $8.13   $ 7.73  33,856,564                            2001 $ 5.66  $ 5.79   3,412,876
                     2000 $8.45   $ 8.13  28,335,202                            2000 $ 5.43  $ 5.66   1,905,970
                     1999 $6.15   $ 8.45   8,513,969                            1999 $ 5.26  $ 5.43     694,837
                     1998 $5.20   $ 6.15   1,637,321                            1998 $ 5.08  $ 5.26     148,141
                     1997 $5.05   $ 5.20     264,039                            1997 $ 5.00  $ 5.08      17,424

Equity Income Fund   2006 $8.97   $10.45   2,465,206  Short Term Income Fund    2006 $ 6.51  $ 6.71     270,706
                     2005 $6.34   $ 8.97   2,685,742                            2005 $ 5.92  $ 6.51     431,283
                     2004 $7.02   $ 8.25   2,719,921                            2004 $ 6.45  $ 6.49     582,836
                     2003 $5.47   $ 7.02   2,828,241                            2003 $ 6.20  $ 6.45     683,337
                     2002 $6.34   $ 5.47   3,088,847                            2002 $ 5.92  $ 6.20     816,941
                     2001 $5.96   $ 6.34   3,246,150                            2001 $ 5.55  $ 5.92     520,841
                     2000 $5.16   $ 5.96   2,671,971                            2000 $ 5.20  $ 5.55     385,577
                     1999 $5.10   $ 5.16   2,272,960                            1999 $ 5.12  $ 5.20     259,468
                     1998    --   $ 5.10     305,154                            1998     --  $ 5.12      15,012
                     1997 $5.00       --          --                            1997 $ 5.00      --          --

Flexible Income
Portfolio            2006 $7.81   $ 8.23   3,943,217  Small Cap Growth Fund     2006 $ 5.93  $ 6.25     477,041
                     2005 $6.48   $ 7.81   5,803,431                            2005 $ 6.73  $ 5.93     585,522
                     2004 $7.29   $ 7.66   6,865,841                            2004 $ 5.93  $ 6.12     776,893
                     2003 $6.53   $ 7.29   7,868,316                            2003 $ 3.51  $ 5.93     927,137
                     2002 $6.48   $ 6.53   9,808,934                            2002 $ 6.73  $ 3.51   1,002,627
                     2001 $6.27   $ 6.48   8,182,975                            2001 $ 7.83  $ 6.73   1,240,993
                     2000 $6.01   $ 6.27   5,785,165                            2000 $ 8.87  $ 7.83   1,357,176
                     1999 $5.61   $ 6.01   3,439,145                            1999 $ 5.26  $ 8.87     325,450
                     1998 $5.09   $ 5.61     197,772                            1998     --  $ 5.26      25,967
                     1997 $5.00   $ 5.09      19,656                            1997 $ 5.00      --          --

                                                      Strategic Growth
Growth & Income Fund 2006 $6.28   $ 6.92   3,185,003  Portfolio                 2006 $10.28  $11.46   4,197,173
                     2005 $5.89   $ 6.28   4,258,719                            2005 $ 8.46  $10.28   5,446,225
                     2004 $5.73   $ 6.16   5,015,663                            2004 $ 8.70  $ 9.68   6,436,098
                     2003 $4.58   $ 5.73   5,917,061                            2003 $ 6.63  $ 8.70   7,264,859
                     2002 $5.89   $ 4.58   7,300,111                            2002 $ 8.46  $ 6.63   8,646,313
                     2001 $6.19   $ 5.89   9,551,973                            2001 $ 9.15  $ 8.46  11,050,599
                     2000 $6.14   $ 6.19   9,352,990                            2000 $ 9.64  $ 9.15  10,506,668
                     1999 $5.27   $ 6.14   5,205,744                            1999 $ 6.60  $ 9.64   3,584,668
                     1998    --   $ 5.27     502,841                            1998 $ 5.31  $ 6.60     749,672

                                           Number of                                                  Number of
                           Unit    Unit      units                                    Unit    Unit      units
                          Value   Value   Outstanding                                Value   Value   Outstanding
Division             Year at 1/1 at 12/31  at 12/31           Division          Year at 1/1 at 12/31  at 12/31
--------             ---- ------ -------- ----------- ------------------------  ---- ------ -------- -----------
                     1997 $ 5.00      --          --                            1997 $ 5.00  $ 5.31     111,495

                                                      U.S. Government
Growth Fund          2006 $ 6.67  $ 6.90   2,464,322  Securities Fund           2006 $ 6.54  $ 6.74   1,358,726
                     2005 $ 6.81  $ 6.67   3,259,242                            2005 $ 6.49  $ 6.54   1,909,404
                     2004 $ 5.90  $ 6.30   4,064,538                            2004 $ 6.34  $ 6.49   2,401,347
                     2003 $ 4.63  $ 5.90   4,884,654                            2003 $ 6.30  $ 6.34   3,935,172
                     2002 $ 6.81  $ 4.63   5,917,083                            2002 $ 5.86  $ 6.30   6,054,655
                     2001 $ 9.73  $ 6.81   8,330,605                            2001 $ 5.52  $ 5.86   3,747,398
                     2000 $12.66  $ 9.73  10,071,085                            2000 $ 5.10  $ 5.52   2,036,726
                     1999 $ 6.51  $12.66   4,728,611                            1999 $ 5.15  $ 5.10   1,417,781
                     1998     --  $ 6.51     232,430                            1998     --  $ 5.15      76,667
                     1997 $ 5.00      --          --                            1997 $ 5.00      --          --

Income Fund          2006 $ 7.07  $ 7.31   1,060,957  West Coast Equity Fund    2006 $10.68  $11.79   1,718,444
                     2005 $ 5.75  $ 7.07   1,403,063                            2005 $ 8.29  $10.68   2,054,268
                     2004 $ 6.72  $ 5.75   1,634,050                            2004 $ 8.95  $ 9.97   2,329,097
                     2003 $ 6.21  $ 6.72   2,087,184                            2003 $ 6.33  $ 8.95   2,486,638
                     2002 $ 5.75  $ 6.21   2,221,945                            2002 $ 8.29  $ 6.33   2,712,340
                     2001 $ 5.39  $ 5.75   1,824,298                            2001 $ 7.86  $ 8.29   3,331,295
                     2000 $ 4.95  $ 5.39   1,259,063                            2000 $ 7.50  $ 7.86   3,024,359
                     1999 $ 5.13  $ 4.95     791,573                            1999 $ 5.42  $ 7.50   1,091,631
                     1998     --  $ 5.13      91,651                            1998     --  $ 5.42      58,117
                     1997 $ 5.00      --          --                            1997 $ 5.00      --          --

--------
/1/   The dates when the Divisions commenced operations are as follows:
      Strategic Growth Portfolio, Conservative Growth Portfolio and Balanced Portfolio Divisions, June 2, 1997; Money Market Fund Division, July 16, 1997; Flexible Income Portfolio Division, September 8, 1997; Conservative Balanced Portfolio Division, April 22, 1998; Growth & Income Fund, West Coast Equity Fund and Growth Fund Divisions, April 29, 1998; Equity Income Fund Division, April 30, 1998; Short Term Income Fund Division, May 22, 1998; Small Cap Growth Fund and International Growth Fund Divisions, June 3, 1998; U.S. Government Securities Fund Division,
      June 10, 1998; Income Fund Division, June 24, 1998; Mid Cap Stock Fund Division, May 5, 2000. The Small Cap Growth Fund was previously known as the Small Cap Stock Fund.

/2/ Accumulation Unit Values and Accumulation Units Outstanding show only for those Divisions that commenced operations before January 1, 1998.

/3/ The Conservative Balanced Portfolio Division (previously named the Income Portfolio Division) originally commenced operations on October 22, 1997. The Division suspended operations during the period of November 4, 1997 through April 21, 1998. The unit value for the Division remained unchanged at $5.05 for the entire period of suspended operations and is the value indicated for the beginning of the period. The unit value was the same when the Division recommenced operations on April 22, 1998 (the date we identify as "Beginning of Period").

FINANCIAL INFORMATION

Please see the first page of this Prospectus for information on how to obtain a copy of the SAI. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")


The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the SAI. They provide financial information about the WM Strategic Asset Manager Divisions which invest in the Series of PVC. (See "Contents of Statement of Additional Information.")


AGL

AGL is a stock life insurance company organized under the laws of the State of Texas, which is a successor in interest to a company originally organized under the laws of the State of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation ("AGC"), which is wholly owned by American International Group, Inc. ("AIG"). The commitments under the Contracts are AGL's, and AGC and AIG have has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

American Home Assurance Company


Certain insurance obligations under the Contracts are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of AGL. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the Fixed Account. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.



As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee was terminated for prospectively issued Contracts. The Guarantee will not cover any Contracts with a date of issue later than the Point of Termination. The Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such Contracts are satisfied in full.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG and an affiliate of AGL.


SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 97 Divisions, 16 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

THE SERIES


The Separate Account has 16 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 16 Series (the five Portfolios and the 11 Accounts) of PVC.



The five "Portfolios" are funded by Series that operate differently from the other 11 "Accounts." You should carefully read the information described in this section of this prospectus. You can also find more information about the Series in PVC's prospectus.



PVC offers Class I shares of these Series, without sales charges, to Separate Account D. PVC may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.



For example, violation of the federal tax laws by one separate account investing in PVC could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in PVC, if a material irreconcilable conflict arises among separate accounts. In such event, PVC may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, PVC's Board of Trustees and AGL will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.



The names of the Series of PVC in which the available Divisions invest are as follows:



 Portfolios                                           Accounts
 ----------                             -------------------------------------
 .   Balanced Portfolio                 .   Equity Income Account I
 .   Conservative Balanced Portfolio    .   Growth Account
 .   Conservative Growth Portfolio      .   LargeCap Blend Account
 .   Flexible Income Portfolio          .   Income Account
 .   Strategic Growth Portfolio         .   Diversified International Account
                                        .   MidCap Stock Account
                                        .   Money Market Account
                                        .   Short-Term Income Account
                                        .   SmallCap Growth Account
                                        .   Mortgage Securities Account
                                        .   West Coast Equity Account



Principal Management Corporation is the investment advisor of each Series of PVC. Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.) is the sub-advisor of the Balanced Portfolio, Conservative Balanced Portfolio, Conservative Growth Portfolio, Equity Income Account I, Flexible Income Portfolio, Income Account, MidCap Stock Account, Mortgage Securities Account, Short-Term Income Account, Strategic Growth Portfolio, and the West Coast Equity Account. Principal Global Investors, LLC is the sub-advisor for the Diversified International Account and the Money Market Account. T. Rowe Price Associates, Inc. is the sub-advisor for the LargeCap Blend Account. Columbus Circle Investors is the sub-advisor for the Growth Account. Emerald Advisers, Inc., Essex Investment Management Company, LLC and UBS Global Asset Management (Americas), Inc. each sub-advise the SmallCap Growth Account. Principal Funds Distributor, Inc. is the distributor of shares of each Series of PVC. None of these companies are affiliated with AGL.



Before selecting any Division, you should carefully read the PVC prospectus, which is attached at the end of this Prospectus. The PVC prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The PVC prospectus also provides detailed information about PVC's allocation of the assets of each Portfolio among the other Series of PVC (the "Underlying Funds"), and about the predetermined investment limits and the diversification requirements of the Code that govern this allocation ("allocation limitations"). Each Portfolio will invest in different combinations of the Underlying Funds. AGL understands that the effect of the Portfolios' allocation limitations is that each Portfolio will allocate its assets to at least five of the Underlying Funds. AGL also understands that the effect of the Portfolios' voting procedures is that Owners will have the privilege of voting Portfolio shares and not Underlying Fund shares. (See "Voting Privileges.") Please refer to the PVC prospectus for more details.



Lower-rated fixed income securities, such as those in which the Equity Income, LargeCap Blend, Growth, SmallCap Growth, and Income Accounts may invest, are subject to greater risk of loss of income and principal and generally subject to greater market fluctuations than investments in lower yielding fixed income securities. You should carefully read about these Accounts in PVC's prospectus and related SAI and consider your ability to assume the risks of making an investment in the Divisions which invest in them.



You may obtain additional copies of this Prospectus or PVC's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus.

Voting Privileges

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

   You, as the Owner, before the Annuity Commencement Date, and

   The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

   For each Owner before the Annuity Commencement Date, we will divide (1) the Owner's Variable Account Value invested in the corresponding Division by
   (2) the net asset value of one share of that Series.

   For each Annuitant or payee during the Annuity Period, we will divide
   (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

   Shares for which we receive instructions, in accordance with those instructions, and

   Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform with legal requirements and interpretations that are put in effect or modified from time to time.

THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.

Our obligations for the Fixed Account are legal obligations of AGL. Our General Account assets support these obligations. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of AGL. Owners have no legal rights in such investments.

Guarantee Periods

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.


If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Account Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.


Crediting Interest

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

New Guarantee Periods

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

CONTRACT ISSUANCE AND PURCHASE PAYMENTS

As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.

Payments

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

Minimum Requirements


If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Account Division.


If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

Variable Account Value

As of any Valuation Date before the Annuity Commencement Date:

   Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

   Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

Fixed Account Value

As of any Valuation Date before the Annuity Commencement Date:

   Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

   Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER ACCOUNT VALUE

Transfers

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

   You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

   If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

   You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

   You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe in this prospectus, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:

   the amount we are to transfer under the plan,

   the frequency of the transfers - either monthly, quarterly, semi-annually, or annually, and the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

   make new purchase payments, and

   do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

   not count towards the 12 free transfers each Contract Year,

   not incur a $25 charge,

   not be subject to the 25% limitation on transfers from the Guarantee Period, and not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

   verification of the Contract number,

   verification of the identity of the caller,

   verification of both the Annuitant's and Owner's names, and a form of personal identification from the caller.

We will mail to the Owner a written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.

Automatic Rebalancing

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

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

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

    . dilution in the value of Fund shares underlying investment options of other Contract Owners;

    .  interference with the efficient management of the Fund's portfolio; and

    .  increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

       . an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

       . exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each year.

Surrenders

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We will pay you the following upon full surrender:

   your Account Value at the end of the Valuation Period in which we receive a Written surrender request,

   minus any applicable Surrender Charge,

   minus any uncollected Contract Fee (see "Annual Contract Fee"), and minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

Partial Withdrawals

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

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

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

Annuity Commencement Date

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

Application of Owner Account Value

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10/th/ day before the Annuity Commencement Date.

Fixed and Variable Annuity Payments

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

   We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end

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

   of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

   We determine the amount of each subsequent Variable Annuity Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

   If we base the Variable Annuity Payments on more than one Division, we perform these calculations separately for each Division.

   The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.


The Contract's annuity tables use a 3 1/2% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3 1/2%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3 1/2%.


Annuity Payment Options

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will
(1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

   We will extend the Annuity Commencement Date to the Annuitant's 100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

    . We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

Election of Annuity Payment Option

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

   where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

   where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

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

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the SAI. (See "Contents of Statement of Additional Information.")

Available Annuity Payment Options

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

Option 1 - Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

Option 3 - Joint and Last Survivor Life Annuity - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

Option 4 - Payments for a Designated Period - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

Option 5 - Payments of a Specific Dollar Amount - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

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

Alternative Amount Under Fixed Life Annuity Options - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

Transfers

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

DEATH PROCEEDS

Death Proceeds Before the Annuity Commencement Date

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

   the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

   the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

   the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

   the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

   the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

   the "highest anniversary value" before the date of death, as defined below.

       The highest anniversary value before the date of death will be determined as follows:

          (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

          (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

          (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

          The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

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

The death proceeds become payable to the Beneficiary when we receive:

   proof of the Owner's or Annuitant's death, and

   a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

   We will distribute all amounts:

          (a)   within five years of the date of death, or

          (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

   If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

   If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

Death Proceeds After the Annuity Commencement Date

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

   have all the remaining rights and powers under a Contract, and be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

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

Proof of Death

We accept the following as proof of any person's death:

   a certified death certificate;

   a certified decree of a court of competent jurisdiction as to the finding of death;

   a written statement by a medical doctor who attended the deceased at the time of death; or

   any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

CHARGES UNDER THE CONTRACTS

Premium Taxes

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

   from purchase payment(s) when received;

   from the Owner's Account Value at the time annuity payments begin;

   from the amount of any partial withdrawal; or

   from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.


Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3 1/2%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.


Surrender Charge

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

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

                                            Surrender Charge as a
         Year of Purchase                  Percentage of Purchase
         Payment Withdrawal                   Payment Withdrawn
         ------------------             -----------------------------
         1st                                         7%
         2nd                                         6%
         3rd                                         5%
         4th                                         5%
         5th                                         4%
         6th                                         3%
         7th                                         2%
         Thereafter                                  0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

   total surrender;

   partial withdrawal;

   commencement of an Annuity Payment Option; and

   termination due to insufficient Account Value.

The Surrender Charge will not apply to withdrawals in the following circumstances:

   to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

   upon death of the Annuitant, at any age, after the Annuity Commencement Date;

   upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

   upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

   upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

   within the 30-day window under the One-Time Reinstatement Privilege;

   if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

   to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

                                      26

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   to any amounts withdrawn that are in excess of the amount permitted by the
   15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contact funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000

If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will not apply to withdrawals in the following circumstances:

   to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that
   (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

   to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age
59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Special Surrender Charge Rules for Contracts Issued Before October 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will not apply to withdrawals in the following circumstances:

   to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that
   (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic

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

   withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

   to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age
59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

Transfer Charges

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

Annual Contract Fee

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

Charge to the Separate Account

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

   our actuarial estimate of mortality rates may prove erroneous,

   Annuitants will live longer than expected, and

   more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

Miscellaneous

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

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Systematic Withdrawal Plan

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and
(2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

One-Time Reinstatement Privilege

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

Reduction in Surrender Charges or Administrative Charges

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

LONG-TERM CARE AND TERMINAL ILLNESS

The rider we describe below is not available in all states. You should ask your sales representative or our Home Office to tell you if it applies to you. There is no separate charge for this rider.

Long-Term Care

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

Terminal Illness

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

Owners, Annuitants, and Beneficiaries; Assignments

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

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

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

Reports

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

Rights Reserved by Us

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

   reflect a change in the Separate Account or any Division;

   create new separate accounts;

   operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

   transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

   add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

   add, restrict or remove Guarantee Periods of the Fixed Account;

   make any new Division available to you on a basis we determine;

   substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

   make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

   commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

   make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

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

Payment and Deferment

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

   the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

   the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

   the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

FEDERAL INCOME TAX MATTERS

General

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax advisor before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax advisor on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

Non-Qualified Contracts

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisors to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current

                                      31

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regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

   the amount paid, by

   the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:


   made on or after the recipient reaches age 59 1/2;


   made on account of the recipient's becoming disabled;

   that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

   that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the taxpayer or the joint life (or joint life expectancies) of the taxpayer and the Beneficiary, provided such payments are made for a minimum of 5 years or until the taxpayer attains age 59 1/2, whichever is later and the distribution method is not changed before the end of that period (except in the case of death, disability or pursuant to IRS regulations).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

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Individual Retirement Annuities ("IRAs")


Purchase Payments. Individuals who are not active participants in a tax qualified retirement plan may, for 2007, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $4,000 or 100% of the individual's earned income. If you are age 50 or older, the $4,000 limit increases to $5,000. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $8,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $10,000 if both are age 50 or older). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income of not more than $52,000 may fully deduct their IRA purchase payments. Those who have adjusted gross income in excess of $62,000 will not be able to deduct purchase payments. For those with adjusted gross income in the range between $52,000 and $62,000 the deduction is reduced (phased out) until it decreases to zero, based on the amount of income.



Similarly, the otherwise deductible portion of an IRA purchase payment will be phased out, in the case of married individuals filing joint tax returns, with adjusted gross income between $83,000 and $103,000, and in the case of married individuals filing separately, with adjusted gross income between $0 and $10,000. (A husband and wife who file separate returns and live apart at all times during the taxable year are not treated as married individuals.) A married individual filing a joint tax return, who is not an active participant in a tax-qualified retirement plan, but whose spouse is an active participant in such a plan, may deduct from his or her taxable income purchase payments for an IRA equal to the lesser of $4,000 or 100% of the individual's earned income ($5,000 if 50 or older), provided the couple's modified adjusted gross income is $150,000 or less. A portion of the contribution may be deducted if the modified adjusted gross income is between $156,000 to $166,000, and no deduction is allowed for modified adjusted gross income of $160,000 or more.


Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from
(1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

   annuities paid over a life or life expectancy;

   installments for a period of ten years or more; and

   required minimum distributions under section 401(a)(9) of the Code.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding if the amounts were from a tax-qualified plan.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or beneficiaries' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

   distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years or until the Annuitant attains age 59 1/2, whichever is later and the distribution method is not changed during that period (except in the case of death or disability or as allowed by IRS regulations);

   distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

   distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

   distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum; and distributions for higher education expenses for the individual, a spouse, children, or grandchildren.

Generally, the Code requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from employment (retire). If you own a "traditional" IRA, you must begin taking distributions as noted above regardless of when you retire. This does not apply to "Roth" IRAs.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax advisor.

Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")

Roth IRAs


Individuals may purchase a non-deductible IRA, known as a Roth IRA. For 2007, the maximum purchase payments for a Roth IRA is $4,000 per year (or $5,000 if you are 50 or older). This permitted contribution is phased out for adjusted gross income between $99,000 and $114,000 in the case of single taxpayers, between $156,000 and $166,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $4,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs ($5,000 if you are 50 or older).


An individual may make a rollover contribution from a Traditional IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.


Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum and may be made for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.


Simplified Employee Pension Plans


Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employer may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $45,000 for 2007.


If you are 50 and older, additional contributions can be made to your SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $5,000 or your compensation for the year.

Simple Retirement Accounts


Eligible employers may establish an IRA plan known as a simple retirement account ("SRA"), if they meet certain requirements. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $10,500 for 2007 to the employee's SRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.

If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SRA, if certain conditions are met. The most that can be contributed for 2007 is the lesser of $2,500 or your compensation for the year, reduced by your other elective deferrals for the year.


Other Qualified Plans

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a section 401 or 403(a) plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee transfers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are:

    . part of a series of substantially equal periodic payments made at least annually beginning after the employee separates from service and made over the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the Beneficiary, provided such payments are made for at least 5 years and the distribution method is not changed before the recipient reaches age
       59 1/2 (except in the case of death or disability);

    . made after the employee's separation from service on account of early retirement after attaining age 55;

    . made to an alternate payee pursuant to a qualified domestic relations order;

    . distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return; or

    . distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks.

Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

Private Employer Unfunded Deferred Compensation Plans

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

Economic Growth and Tax Relief Reconciliation Act of 2001


For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").


Federal Income Tax Withholding and Reporting

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding. In some IRA or 403(b) cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. In these cases only, you may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

Taxes Payable by AGL and the Separate Account

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

DISTRIBUTION ARRANGEMENTS


Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and Principal Funds Distributor, Inc. permit affiliated broker-dealer firms, including our affiliated broker-dealer American General Securities Incorporated ("AGSI"), to offer the Contracts for sale. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. AGSI, Principal Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").


Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of the NASD.

AGL offers the Contracts on a continuous basis. AGL and Principal Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. Principal Funds Distributor, Inc. also provides certain administrative services to AGL in connection with processing Contract applications.



AGL compensates Principal Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.



AGL also has agreed to pay Principal Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."


SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.


We have entered into an arrangement with Edge Asset Management, Inc. to provide certain services and discharge certain obligations. Under the arrangement, Edge Asset Management, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Accounts purchased by AGL at Contract Owners' instructions.


LEGAL MATTERS

We are not involved in any legal matter about the Separate Account that would be considered material to the interests of Owners. On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, American General Equity Services Corporation ("AGESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b- 20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG has made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.


Subject to the receipt of permanent relief, Depositor, Registrant and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement on request without charge. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

General Information........................................................ 2
Regulation and Reserves.................................................... 2
Services................................................................... 3
Principal Underwriter...................................................... 3
Annuity Payments........................................................... 3
   Gender of Annuitant..................................................... 3
   Misstatement of Age or Gender and Other Errors.......................... 4
Experts.................................................................... 4
Financial Statements....................................................... 4

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                          WM STRATEGIC ASSET MANAGER

   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                  OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                   P.O. BOX 1401, Houston, Texas 77251-1401
       1-800-277-0914; 1-281-878-7409; Hearing impaired: 1-888-436-5257

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated May 1, 2007

This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2007, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the Principal Variable Contracts Fund, Inc. ("PVC"). You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Definitions."


                               TABLE OF CONTENTS

General Information........................................................ 2
Regulation and Reserves.................................................... 2
Services................................................................... 3
Principal Underwriter...................................................... 3
Annuity Payments........................................................... 3
   Gender of Annuitant..................................................... 3
   Misstatement of Age or Gender and Other Errors.......................... 4
Experts.................................................................... 4
Financial Statements....................................................... 4

                              GENERAL INFORMATION

AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL redomesticated as a Texas insurer effective
December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.

                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

    .  benefit reserve requirements,

    .  adequacy of insurance company capital and surplus,

    .  various operational standards, and

    .  accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

    .  employee benefit regulation,

    . tax law changes affecting the taxation of insurance companies or of insurance products,

    . changes in the relative desirability of various personal investment vehicles, and

    . removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                                   SERVICES


AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2006, 2005, and 2004, AGL paid AGLC for these services $340,329,330, $317,771,939, and $329,659,308, respectively.


                             PRINCIPAL UNDERWRITER

American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is registered with the Securities and Exchange Commission and is a member of the NASD. From November 1, 2000 until October 1, 2002, the underwriter was American General Distributors, Inc.

As principal underwriter, AGESC and the prior underwriter were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.

                               ANNUITY PAYMENTS

Gender of Annuitant

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

Misstatement of Age or Gender and Other Errors

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

                                    EXPERTS

The financial statements included in this registration statement have been audited by PricewaterhouseCoopers LLP ("PWC"), independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere in this registration statement, and are included in reliance upon such reports of PWC given on the authority of such firm as experts in accounting and auditing. The address of PWC is 1201 Louisiana, 29th Floor, Houston, Texas 77002.

                             FINANCIAL STATEMENTS

You should consider the financial statements of AGL and American Home that we include in this SAI primarily as bearing on the ability of AGL and American Home to meet their respective obligations under the Contracts.

Separate Account Financial Statements


The statement of net assets as of December 31, 2006 and the related statements of operations and statements of changes in net assets for the year then ended of the Separate Account, appearing herein, have been audited by PWC, independent auditors, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.


AGL Financial Statements


The consolidated balance sheet of AGL as of December 31, 2006 and 2005 and the related statements of operations, shareholder's equity, comprehensive income and cash flows for the years then ended, appearing herein, have been audited by PWC, independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.


American Home Assurance Company Financial Statements


The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2006, are also presented in the Statement of Additional Information, in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

To be inserted by printer:


American General Life Insurance Company Financials

AGL Separate Account D Financials

American Home Assurance Company Financials

LOGO OF PRICEWATERHOUSECOOPERS

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets as of December 31, 2006 and 2005 and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc. at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method for accounting for certain hybrid financial instruments in 2006, and changed its method of accounting for certain nontraditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
April 27, 2007

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                                                         December 31
                                                                  -------------------------
                                                                      2006         2005
                                                                  ------------ ------------
                                                                       (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair value
     (amortized cost - $49,672,653 - 2006; $48,882,647 - 2005)    $ 50,811,516 $ 50,523,762
   Hybrid securities, at fair value (amortized cost: 2006 -
     $159,623)                                                         154,304           --
   Fixed maturity securities, trading, at fair value (amortized
     cost - $150,863 - 2006; $148,276 - 2005)                          147,820      148,025
   Equity securities, available for sale, at fair value (cost -
     $43,908 - 2006; $33,457 - 2005)                                    83,314       66,361
   Equity securities, trading, at fair value (cost - $1,000 -
     2006; $1,000 - 2005)                                                1,000        1,000
   Mortgage loans on real estate, net of allowance ($4,206 -
     2006; $4,679 - 2005)                                            4,918,215    3,694,210
   Policy loans                                                      1,820,277    1,774,872
   Investment real estate                                               34,086       35,595
   Partnerships & other invested assets                              3,482,590    2,656,696
   Securities lending collateral                                    17,344,914   15,901,157
   Short-term investments                                               42,485       84,220
   Derivative assets                                                    32,386       13,190
                                                                  ------------ ------------
Total investments                                                   78,872,907   74,899,088

Cash and cash equivalents                                              247,344      222,192
Restricted cash                                                         18,433       17,705
Investment in ultimate Parent Company (cost - $8,597 in 2006 and
  2005)                                                                 58,056       55,277
Notes receivable from affiliates                                       748,239      753,666
Accrued investment income                                              745,413      722,214
Accounts receivable                                                  1,161,660    1,123,440
Deferred policy acquisition costs/cost of insurance purchased        5,228,469    4,308,283
Other assets                                                           299,447      260,926
Deferred sales inducement                                               82,128       46,960
Assets held in separate accounts                                    30,272,167   27,162,510
                                                                  ------------ ------------
Total assets                                                      $117,734,263 $109,572,261
                                                                  ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                          Consolidated Balance Sheet

                                                                         December 31
                                                                  -------------------------
                                                                      2006         2005
                                                                  ------------ ------------
                                                                       (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits                                         $ 11,630,686 $ 10,343,640
   Policyholder contract deposits                                   41,038,296   39,716,124
   Other policy claims and benefits payable                            269,560      238,727
   Other policyholders' funds                                        3,149,965    2,762,101
   Federal income taxes                                              1,333,177    1,404,000
   Indebtedness to affiliates                                          213,275      234,563
   Securities lending payable                                       17,344,914   15,901,157
   Other liabilities                                                 1,251,272    1,328,146
   Derivative liabilities                                              114,414       66,081
   Liabilities related to separate accounts                         30,272,167   27,162,510
                                                                  ------------ ------------
Total liabilities                                                  106,617,726   99,157,049

Minority interest                                                      110,227      105,740

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized,
     issued and outstanding                                                850          850
   Common stock, $10 par value, 600,000 shares authorized,
     issued and outstanding                                              6,000        6,000
   Additional paid-in capital                                        3,664,906    3,627,638
   Accumulated other comprehensive income                              699,465      909,440
   Retained earnings                                                 6,635,089    5,765,544
                                                                  ------------ ------------
Total shareholder's equity                                          11,006,310   10,309,472
                                                                  ------------ ------------
Total liabilities, minority interest and shareholder's equity     $117,734,263 $109,572,261
                                                                  ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statement of Income

                                                           2006        2005        2004
                                                        ----------  ----------  ----------
                                                                  (In Thousands)
Revenues:
   Premiums and other considerations                    $2,879,680  $2,782,785  $2,540,322
   Net investment income                                 3,962,820   3,633,886   3,485,349
   Net realized investment gain (losses)                  (289,654)    (52,851)    (63,437)
   Other                                                   248,696     315,008     288,640
                                                        ----------  ----------  ----------
Total revenues                                           6,801,542   6,678,828   6,250,874
                                                        ----------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits                               2,027,046   1,782,042   1,650,664
   Interest credited                                     2,299,622   2,163,035   2,063,646
   Operating costs and expenses                          1,009,675   1,129,210   1,069,054
                                                        ----------  ----------  ----------
Total benefits and expenses                              5,336,343   5,074,287   4,783,364
                                                        ----------  ----------  ----------
Income before income tax expense                         1,465,199   1,604,541   1,467,510
                                                        ----------  ----------  ----------
Income tax expense:
   Current                                                 387,854     243,542     124,643
   Deferred                                                  4,451     137,039     267,475
                                                        ----------  ----------  ----------
Total income tax expense                                   392,305     380,581     392,118
                                                        ----------  ----------  ----------
Net income before cumulative effect of accounting
  change                                                 1,072,894   1,223,960   1,075,392
Cumulative effect of accounting change,
net of tax                                                      --          --     (16,859)
                                                        ----------  ----------  ----------
Net income                                              $1,072,894  $1,223,960  $1,058,533
                                                        ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statement of Shareholder's Equity

                                                           Year ended December 31
                                                   -------------------------------------
                                                       2006         2005         2004
                                                   -----------  -----------  -----------
                                                               (In Thousands)
Preferred stock:
   Balance at beginning and end of year            $       850  $       850  $       850
                                                   -----------  -----------  -----------
Common stock:
   Balance at beginning and end of year                  6,000        6,000        6,000
                                                   -----------  -----------  -----------
Additional paid-in capital:
   Balance at beginning of year                      3,627,638    3,619,068    3,503,978
   Capital contribution from Parent Company             37,268        8,570      115,090
                                                   -----------  -----------  -----------
Balance at end of year                               3,664,906    3,627,638    3,619,068

Accumulated other comprehensive income:
   Balance at beginning of year                        909,440    1,443,524    1,116,855
   Other comprehensive income (loss)                  (209,975)    (534,084)     326,669
                                                   -----------  -----------  -----------
Balance at end of year                                 699,465      909,440    1,443,524

Retained earnings:
   Balance at beginning of year                      5,765,544    4,982,264    4,224,411
   Net income                                        1,072,894    1,223,960    1,058,533
   Dividends paid                                     (208,213)    (440,680)    (300,680)
   Cumulative effect of accounting change, net of
     tax                                                 4,864           --           --
                                                   -----------  -----------  -----------
Balance at end of year                               6,635,089    5,765,544    4,982,264
                                                   -----------  -----------  -----------
Total shareholder's equity                         $11,006,310  $10,309,472  $10,051,706
                                                   ===========  ===========  ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statement of Comprehensive Income

                                                      2006        2005        2004
                                                   ----------  ----------  ----------
                                                             (In Thousands)
Net income                                         $1,072,894  $1,223,960  $1,058,533
Other comprehensive income (loss):
   Net unrealized gains (losses) on securities,
     after tax (pretax: 2006 - $(79,564); 2005 -
     $(895,502); 2004 - $461,126)                     (51,717)   (582,077)    299,732
   Reclassification adjustment for (gains) losses
     included in net income                          (158,258)     47,993      26,937
                                                   ----------  ----------  ----------
   Other comprehensive income (loss)                 (209,975)   (534,084)    326,669
                                                   ----------  ----------  ----------
Comprehensive income                               $  862,919  $  689,876  $1,385,202
                                                   ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statement of Cash Flows

                                                                      2006          2005          2004
                                                                  ------------  ------------  ------------
                                                                               (In Thousands)
Operating activities
Net income                                                        $  1,072,894  $  1,223,960  $  1,058,533
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Cumulative effect of accounting change, net of tax                       --            --        16,859
   Interest credited on policyholder contracts                       2,299,622     2,163,035     2,063,646
   Change in future policy benefits and other policy claims           (244,724)     (335,380)   (1,003,487)
   Realized investments (gains) losses                                 289,654        52,851        63,437
   Change in other policyholders' funds                                387,863       248,538       308,794
   Amortization of policy acquisition costs and cost of
     insurance purchased                                               194,108       388,103       320,443
   Policy acquisition costs deferred                                  (921,193)     (854,609)     (732,410)
   Depreciation and amortization, including premiums and
     discounts                                                         160,721       188,160       193,670
   Provision for deferred income tax expense                             2,223       160,107       250,746
   Change in indebtedness to (from) affiliates                         (15,861)     (142,992)     (181,863)
   Change in trading securities                                            205      (131,000)       51,067
   Change in accounts receivable                                       (38,220)      (35,189)      (74,800)
   Other, net                                                            3,414        59,664        64,984
                                                                  ------------  ------------  ------------
Net cash provided by operating activities                            3,190,706     2,985,248     2,399,619

Investing activities
Purchases of :
   Fixed maturity and equity securities                            (16,398,704)  (31,593,646)  (27,390,556)
   Mortgage loans on real estate                                    (1,680,140)     (778,836)     (691,747)
   Other investments                                                (2,914,316)   (2,063,663)   (5,442,537)
Sales of:
   Fixed maturity and equity securities                             13,450,527    26,780,200    26,942,747
   Other investments                                                   397,147     1,109,408       120,049
Redemptions and maturities of:
   Fixed maturity and equity securities                              3,096,819     2,892,484     1,735,026
   Mortgage loans on real estate                                       441,731       412,603       307,711
Sales and purchases of property, equipment, and software, net           23,435        12,425         9,648
Change in short-term investments                                        41,735       (21,307)       49,527
Change in securities lending collateral                             (1,443,757)   (2,887,153)   (5,765,710)
                                                                  ------------  ------------  ------------
Net cash used in investing activities                               (4,985,523)   (6,137,485)  (10,125,842)

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                            2006         2005         2004
                                                        -----------  -----------  -----------
                                                                    (In Thousands)
Financing activities
Net policyholder account deposits                       $ 5,070,463  $ 4,948,706  $ 7,332,833
Net policyholder account withdrawals                     (4,485,310)  (4,278,916)  (5,296,849)
Dividends paid                                             (208,213)    (440,680)    (300,680)
Capital contribution from parent                                 --           --      115,090
Change in securities lending payable                      1,443,757    2,887,153    5,765,710
Change in restricted cash                                      (728)         942       70,134
                                                        -----------  -----------  -----------
Net cash provided by financing activities                 1,819,969    3,117,205    7,686,238
                                                        -----------  -----------  -----------
Increase (decrease) in cash                                  25,152      (35,032)     (39,985)
Cash and cash equivalents at beginning of year              222,192      257,224      297,209
                                                        -----------  -----------  -----------
Cash and cash equivalents at end of year                $   247,344  $   222,192  $   257,224
                                                        ===========  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid                                       $        --  $   121,904  $   208,397
Interest paid                                           $    42,283  $    44,952  $    47,709
                                                        ===========  ===========  ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2006

1. Nature of Operations

American General Life Insurance Company including its wholly owned subsidiaries ("AGL" or the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results, of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity (see below) in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect amounts reported in the consolidated financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

The company performed a migration of certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system as of December 31, 2006,

                    American General Life Insurance Company

2.1 Preparation of Financial Statements

representing approximately $9.6 billion of reserves and $1.4 billion of DAC. The new system has the capability to refine estimates to a greater degree than previously possible using the older systems. The conversion resulted in an increase in GAAP reserves of $154.5 million, an increase in DAC of $136.3 million and a net decrease to 2006 pre-tax earnings of $18.2 million.

CONSOLIDATION OF VARIABLE INTEREST ENTITY: On January 14, 2004, the Company purchased 43% of the non-voting preferred equity issued by Castle 2003-2 Trust ("Castle 1 Trust"), a Delaware special-purpose statutory trust established on November 21, 2003 (see Note 13). The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling commercial jet aircraft. In December 2003, the Financial Accounting Standards Board ("FASB") issued a "Revision to Interpretation
No. 46, Consolidation of Variable Interest Entities" ("FIN 46(R)"). In accordance with FIN 46(R), the accounts of Castle 1 Trust have been included in these consolidated financial statements as of and for the years ended
December 31, 2006, 2005 and 2004.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2006.

Statutory net income, capital and surplus of AGL at December 31 was as follows:

                                                 2006       2005       2004
                                              ---------- ---------- ----------
                                                       (In Thousands)
Statutory net income                          $  506,996 $  637,973 $  567,253
Statutory capital and surplus                 $5,447,528 $5,010,153 $4,705,497

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized

                    American General Life Insurance Company

2.2 Statutory Accounting

(generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Cash & Short-Term Investments

Cash includes cash and cash equivalents with original maturities of three months or less. Short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments, with maturities of between three months and one year.

                    American General Life Insurance Company

2.4 Investments

Restricted Cash

Castle 1 Trust maintains restricted cash which primarily represents security deposits from lessees that are required to be segregated from other funds.

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2006 and 2005. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid financial instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounting for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable at the acquisition of issuance date.

Fixed maturity and equity securities classified as trading securities are carried at fair value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently.

The Company regularly evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

In general, a security is considered a candidate for impairment if it meets any of the following criteria:

                    American General Life Insurance Company

2.4 Investments (continued)

    . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer);

    . The occurrence of a discrete credit event resulting in the debtor defaulting or seeking bankruptcy or insolvency protection or voluntary reorganization;

    . The probability of non-realization of a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

At each balance sheet date, the Company evaluates its securities holdings in an unrealized loss position. Where the Company does not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, the Company records the unrealized loss in income. If events or circumstances change, such as unexpected changes in the creditworthiness of the obligor, unanticipated changes in interest rates, tax laws, statutory capital positions and liquidity events, among others, the Company revisits its intent. Further, if a loss is recognized from a sale subsequent to a balance sheet date pursuant to these unexpected changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

In periods subsequent to the recognition of an other-than-temporary impairment loss for debt securities, the Company generally amortizes the discount or reduced premium over the remaining life of the security in a prospective manner based on the amount and timing of future estimated cash flows. Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated costs to sell.

                    American General Life Insurance Company

2.4 Investments (continued)

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships & Other Invested Assets

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income.

Aircraft owned by Castle 1 Trust are recorded at cost within other invested assets and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15% of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Other invested assets also includes preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in

                    American General Life Insurance Company

2.4 Investments (continued)

companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2006 and 2005, the Company's investments in partially owned companies included its 38.7% interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note
8). Other invested assets also include assets related to derivative financial instruments.

Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments.

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. The fair values of securities pledged under the securities lending agreement were $17.3 billion and $ 15.9 billion as of December 31, 2006 and 2005, respectively, which represents securities included in fixed maturity securities available for sale in the consolidated balance sheet at the respective balance sheet dates. The collateral is held by the lending agent for the benefit of the Company and not available for the general use of the Company (restricted). Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income.

Dollar Roll Agreements

Throughout the year, the Company may enter into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the

                    American General Life Insurance Company

2.4 Investments (continued)

time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheets in other liabilities. At
December 31, 2006 and 2005, the Company had no dollar roll agreements outstanding.

Derivative Financial Instruments

The Company reports all derivative instruments at fair value in the consolidated balance sheet.

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company has issued a small number of equity-indexed annuity contracts, which contain embedded derivatives associated with guarantees tied to the S&P 500 index. The Company uses S&P 500 indexed call options to offset the increase in its liabilities resulting from the equity-indexed features of these annuity contracts. The embedded derivatives and the call options are carried at fair value, with changes in fair value recognized in realized investment gains and losses.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds).

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see
Note 10). The Company carries all derivatives at fair value in the consolidated balance sheet. Changes in the fair value of derivatives are reported as part of realized investment gains and losses in the consolidated statement of income.

2.5 Separate Accounts

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect

                    American General Life Insurance Company

2.5 Separate Accounts (continued)

to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in separate accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statement of income.

2.6 Deferred Policy Acquisition Costs ("DPAC"), Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC"), Cost of Insurance Purchased ("CIP") and Deferred Sales Inducements (continued)

first year following the introduction of a product, the DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP at least annually. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contractholders, on certain of its products. Sales inducements provided to the contractholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheet. Deferred sales inducement assets are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

                    American General Life Insurance Company

2.7 Future Life Policy Benefits and Policyholder Contract Deposits

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                           2006        2005
                                                        ----------- -----------
                                                            (In Thousands)
Future policy benefits:
   Ordinary life                                        $ 5,190,640 $ 4,852,453
   Group life                                                25,202      25,760
   Life contingent group annuities                           83,159      85,565
   Life contingent annuities                              5,678,513   4,737,550
   Terminal funding                                         394,000     397,630
   Accident and health                                      259,172     244,682
                                                        ----------- -----------
Total                                                   $11,630,686 $10,343,640
                                                        =========== ===========
Policyholder contract deposits:
   Annuities                                            $33,738,454 $33,228,804
   Corporate-owned life insurance                           354,723     373,848
   Universal life                                         6,945,119   6,113,472
                                                        ----------- -----------
Total                                                   $41,038,296 $39,716,124
                                                        =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 10.0 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 20.0 percent, grading to zero over a period of 0 to 19 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or

                    American General Life Insurance Company

2.7 Future Life Policy Benefits and Policyholder Contract Deposits (continued)

4.0 percent, depending on policy form, and the weighted average rate credited in 2006 was 4.46 percent.

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statement of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9 Premium Recognition

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender

                    American General Life Insurance Company

2.9 Premium Recognition (continued)

charges and are included in other income in the consolidated statement of income. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which is recoverable from the reinsurer. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 2 percent of life insurance in force at December 31, 2006.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $49.4 million, $56.4 million and $60.8 million in 2006, 2005 and 2004, respectively, and were included as part of policyholders' benefits in the consolidated statement of income.

2.12 Income Taxes

For the tax years ending December 31, 2006, 2005 and 2004, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated

                    American General Life Insurance Company

2.12 Income Taxes (continued)

to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.13 Recently Issued Accounting Standards

FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Emerging Issue Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's consolidated financial condition or results of operations.

On April 13, 2006, the Financial Accounting Standards Board ("FASB") issued FSP FIN 46(R)-6, "Determining the Variability to be Considered in Applying FASB Interpretation No. 46(R)" ("FIN 46(R)-6"). FIN 46(R)-6 affects the identification of which entities are variable interest entities (VIEs) through a "by design" approach in identifying and measuring the variable interests of the VIE and its primary beneficiary. The requirements became effective beginning in the third quarter of 2006 and are to be applied to all new VIEs with which the Company becomes involved. The new requirements need not be applied to entities that have previously been

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

analyzed under FIN 46(R) unless a reconsideration event occurs. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed in note 2.8, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," which superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees" and amended FAS 95, "Statement of Cash Flows." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistently with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. AIG adopted the provisions of the revised FAS 123R and its related interpretative guidance on January 1, 2006. The impact of adopting FAS 123R was not material to the consolidated financial position or results of operations of AIG or the Company.

At the June 2005 meeting, the EITF reached a consensus with respect to Issue No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue was effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue was effective beginning January 1, 2006. The effect of the adoption of this EITF Issue was not material to the Company's consolidated financial condition or results of operations.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("FAS 155"), an amendment of FAS 140 and FAS 133. FAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. The Company elected to early adopt FAS 155 effective January 1, 2006

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

and apply FAS 155 fair value measurement to certain investments in its available for sale portfolio that existed at December 31, 2005. The effect of this adoption resulted in a $4.9 million aftertax ($7.5 million pretax) increase to retained earnings as of January 1, 2006.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

On September 19, 2005, the AICPA issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FAS 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company does not expect the implementation of SOP 05-1 to have a material effect on its consolidated financial condition or consolidated results of operations.

On July 13, 2006, the FASB issued FASB Interpretation 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The implementation of FIN 48 is not material to the Company's consolidated financial condition.

On July 13, 2006, the FASB issued FASB Staff Position (FSP) No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor. The FSP is effective for fiscal years beginning after December 15, 2006. The Company expects to record an adjustment of $50 million, net of tax, to the beginning balance of retained earnings as of January 1, 2007 to reflect the cumulative effect of this change in accounting.

                    American General Life Insurance Company

2.13 Recently Issued Accounting Standards (continued)

In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which directly depends on the nature and extent of eligible items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                  2006       2005       2004
                                               ---------- ---------- ----------
                                                        (In Thousands)
Investment income:
   Fixed maturities                            $3,393,034 $3,265,962 $3,101,785
   Equity securities                                2,852      3,435      8,070
   Mortgage loans on real estate                  287,872    273,270    229,921
   Investment real estate                          10,475      9,903     10,265
   Policy loans                                   103,191    100,787     99,421
   Other long-term investments                    165,395     32,396     82,767
   Short-term investments                          35,420     28,263     16,697
                                               ---------- ---------- ----------
Gross investment income                         3,998,239  3,714,016  3,548,926
Investment expenses                                35,419     80,130     63,577
                                               ---------- ---------- ----------
Net investment income                          $3,962,820 $3,633,886 $3,485,349
                                               ---------- ---------- ----------

                    American General Life Insurance Company

3.1 Investment Income (continued)

The carrying value of investments that produced no investment income during 2006 was less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

During 2006, 2005 and 2004, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

                    American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                  2006       2005       2004
                                               ---------  ---------  ---------
                                                        (In Thousands)
Fixed maturities:
   Gross gains                                 $ 125,224  $ 204,217  $ 270,273
   Gross losses                                 (341,900)  (329,543)  (256,398)
                                               ---------  ---------  ---------
Total fixed maturities                          (216,676)  (125,326)    13,875
Equity securities:
   Gross gains                                    17,272     36,750     12,999
   Gross losses                                   (1,424)       (23)    (5,958)
Partnerships:
   Gross gains                                     5,000      2,000          0
   Gross losses                                  (21,847)    (6,464)   (20,818)
Derivatives:
   Gross gains                                     2,000      5,162      1,000
   Gross losses                                  (46,720)         0    (32,852)
Other :
   Gross gains                                    11,752     39,909          0
   Gross losses                                  (39,011)    (4,859)   (31,683)
                                               ---------  ---------  ---------
Net realized investment gains (losses) before
  tax                                           (289,654)   (52,851)   (63,437)
Income tax benefit                               (99,042)   (18,498)   (22,203)
                                               ---------  ---------  ---------
Net realized investment gains (losses) after
  tax                                          $(190,612) $ (34,353) $ (41,234)
                                               =========  =========  =========

During 2006, 2005 and 2004, the Company's realized losses included write-downs of $222.3 million, $121.6 million and $63.1 million, respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other-than-temporary decline in value and the amount of loss recognition requires the judgment of the Company's management and a continual review of its investments as discussed in Note 2.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006 and 2005:

                                  Less than 12 Months    12 Months or More            Total
                                 --------------------  ---------------------  ---------------------
                                                           (In Thousands)
                                            Unrealized             Unrealized             Unrealized
December 31, 2006                Fair Value   Losses   Fair Value    Losses   Fair Value    Losses
-----------------                ---------- ---------- ----------- ---------- ----------- ----------
Fixed maturity securities
Corporate securities:
Investment- grade                $4,493,731 $(100,697) $ 5,835,318 $(194,125) $10,329,049 $(294,822)
Below investment-grade              319,848   (20,308)     251,021   (11,808)     570,869   (32,116)
Mortgage-backed securities        1,259,556   (15,702)   6,642,120  (121,012)   7,901,676  (136,714)
U.S. government obligations           9,408      (126)       5,094      (730)      14,502      (856)
Foreign governments                  10,164    (6,225)          --        --       10,164    (6,225)
State and political subdivisions    320,831    (5,074)   1,049,115   (35,459)   1,369,946   (40,533)
Collateralized bonds                 38,013      (987)      21,169    (1,331)      59,182    (2,318)
Redeemable preferred stocks          30,492    (5,081)          --                 30,492    (5,081)
Equity securities                     5,931    (1,048)          --        --        5,931    (1,048)
                                 ---------- ---------  ----------- ---------  ----------- ---------
   Total                         $6,487,974 $(155,248) $13,803,837 $(364,465) $20,291,811 $(519,713)
                                 ========== =========  =========== =========  =========== =========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                  Less than 12 Months     12 Months or More           Total
                                 ---------------------  --------------------  ---------------------
                                                           (In Thousands)
                                             Unrealized            Unrealized             Unrealized
December 31, 2005                Fair Value    Losses   Fair Value   Losses   Fair Value    Losses
-----------------                ----------- ---------- ---------- ---------- ----------- ----------
Fixed maturity securities
Corporate securities:
Investment- grade                  6,047,418  (131,287)    467,666   (25,151)   6,515,084  (156,438)
Below investment-grade               899,747   (60,173)    208,079   (19,281)   1,107,826   (79,454)
Mortgage-backed securities         7,391,729  (119,489)    271,009    (8,492)   7,662,738  (127,981)
U.S. government obligations            4,175      (200)      2,080      (477)       6,255      (677)
Foreign governments                   94,476    (6,565)          0         0       94,476    (6,565)
State and political subdivisions     710,303   (17,311)    101,000    (7,000)     811,303   (24,311)
Collateralized bonds                  14,566      (933)     11,690      (792)      26,256    (1,725)
Equity securities                      2,794      (172)      1,742    (1,476)       4,536    (1,648)
                                 ----------- ---------  ----------  --------  ----------- ---------
Total                            $15,165,208 $(336,130) $1,063,266  $(62,669) $16,228,474 $(398,799)
                                 =========== =========  ==========  ========  =========== =========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2006, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2006 and 2005 were as follows:

                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost        Gain       Loss    Fair Value
                                             ----------- ---------- ---------- -----------
                                                            (In Thousands)
December 31, 2006
Fixed maturity securities:
   Corporate securities:
       Investment-grade                      $28,818,873 $1,078,472 $(294,822) $29,602,523
       Below investment-grade                  3,512,776    208,715   (32,116)   3,689,375
   Mortgage-backed securities                 12,799,496    158,103  (136,714)  12,820,885
   U.S. government obligations                   175,439     29,639      (856)     204,222
   Foreign governments                           709,116     87,008    (6,225)     789,899
   State and political subdivisions            3,482,069     91,640   (40,533)   3,533,176
   Collateralized bonds                           99,611      1,740    (2,318)      99,033
   Redeemable preferred stocks                    75,273      2,211    (5,081)      72,403
                                             ----------- ---------- ---------  -----------
Total fixed maturity securities              $49,672,653 $1,657,528 $(518,665) $50,811,516
                                             =========== ========== =========  ===========
Equity securities                            $    43,908 $   41,454 $  (1,048) $    83,314
                                             =========== ========== =========  ===========
Separate account seed money                  $        -- $       -- $      --  $        --
                                             =========== ========== =========  ===========
Investment in AIG                            $     8,597 $   49,459 $      --  $    58,056
                                             =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                           Gross      Gross
                                              Amortized  Unrealized Unrealized
                                                Cost        Gain       Loss    Fair Value
                                             ----------- ---------- ---------- -----------
                                                            (In Thousands)
December 31, 2005
Fixed maturity securities:
   Corporate securities:
       Investment-grade                      $28,425,624 $1,510,483 $(156,438) $29,779,669
       Below investment-grade                  3,504,754    145,856   (79,454)   3,571,156
   Mortgage-backed securities                 12,632,632    113,801  (127,981)  12,618,452
   U.S. government obligations                   175,470     34,052      (677)     208,845
   Foreign governments                           750,686     93,689    (6,565)     837,810
   State and political subdivisions            3,256,136    125,314   (24,311)   3,357,139
   Collateralized bonds                           83,537      1,875    (1,725)      83,687
   Redeemable preferred stocks                    53,808     13,196        --       67,004
                                             ----------- ---------- ---------  -----------
Total fixed maturity securities              $48,882,647 $2,038,266 $(397,151) $50,523,762
                                             =========== ========== =========  ===========
Equity securities                            $    33,457 $   34,552 $  (1,648) $    66,361
                                             =========== ========== =========  ===========
Separate account seed money                  $    64,000 $    3,000 $      --  $    67,000
                                             =========== ========== =========  ===========
Investment in AIG                            $     8,597 $   46,680 $      --  $    55,277
                                             =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31, 2006 were as follows:

                                               2006        2005        2004
                                            ----------  ----------  ----------
                                                      (In Thousands)
                                            ----------------------------------
Gross unrealized gains                      $1,748,441  $2,122,498  $2,988,563
Gross unrealized losses                       (519,713)   (398,799)   (165,639)
DPAC and other fair value adjustments         (148,357)   (316,972)   (587,095)
Deferred federal income taxes                 (380,906)   (497,287)   (792,305)
                                            ----------  ----------  ----------
Net unrealized gains on securities          $  699,465  $  909,440  $1,443,524
                                            ==========  ==========  ==========

The contractual maturities of fixed maturity securities at December 31, 2006 were as follows:

                                                                 2006
                                                        -----------------------
                                                         Amortized    Market
                                                           Cost       Value
                                                        ----------- -----------
                                                            (In Thousands)
Fixed maturity securities, excluding mortgage-backed
  securities:
   Due in one year or less                              $   507,531 $   516,401
   Due after one year through five years                  4,623,762   4,821,659
   Due after five years through ten years                11,368,512  11,597,441
   Due after ten years                                   20,373,352  21,055,130
Mortgage-backed securities                               12,799,496  12,820,885
                                                        ----------- -----------
Total fixed maturity securities                         $49,672,653 $50,811,516
                                                        =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $16.4 billion, $29.5 billion and $28.7 billion, during 2006, 2005 and 2004, respectively.

At December 31, 2006, $47.6 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2006 and 2005:

                                           Outstanding Percent of    Percent
                                             Amount      Total    Nonperforming
                                           ----------- ---------- -------------
                                                      (In thousands)
December 31, 2006
Geographic distribution:
   South Atlantic                          $1,031,455     21.0%        0.0%
   Pacific                                  1,105,137     22.4         0.0
   Mid-Atlantic                             1,243,973     25.3         0.0
   East North Central                         501,226     10.2         2.6
   Mountain                                   196,097      4.0         0.0
   West South Central                         310,326      6.3         0.0
   East South Central                         241,600      4.9         0.0
   West North Central                          96,157      2.0        11.5
   New England                                174,664      3.6         0.0
   Canada                                      21,786      0.4         0.0
Allowance for losses                           (4,206)    (0.1)        0.0
                                           ----------    -----
Total                                      $4,918,215    100.0%        0.5%
                                           ==========    =====
Property type:
   Office                                  $2,035,908     41.4%         24
   Retail                                   1,147,946     23.4           0
   Industrial                                 467,101      9.5           0
   Apartments                                 778,821     15.8           0
   Hotel/motel                                179,171      3.6           0
   Other                                      313,474      6.4           0
Allowance for losses                           (4,206)    (0.1)          0
                                           ----------    -----
Total                                      $4,918,215    100.0%        0.5%
                                           ==========    =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                           Outstanding Percent of    Percent
                                             Amount      Total    Nonperforming
                                           ----------- ---------- -------------
                                                      (In thousands)
December 31, 2005
Geographic distribution:
   South Atlantic                          $  862,100     23.3%        0.0%
   Pacific                                    722,290     19.5         0.0
   Mid-Atlantic                               854,126     23.1         0.0
   East North Central                         395,301     10.7         8.9
   Mountain                                   129,504      3.5         0.0
   West South Central                         235,138      6.4         0.0
   East South Central                         202,805      5.5         0.0
   West North Central                         104,233      2.8        21.6
   New England                                172,029      4.7         0.0
   Canada                                      22,363       .6         0.0
Allowance for losses                           (4,679)    (0.1)        0.0
                                           ----------    -----
Total                                      $3,694,210    100.0%        2.1%
                                           ==========    =====
Property type:
   Office                                  $1,435,719     38.9%        5.6%
   Retail                                   1,044,521     28.3         0.2
   Industrial                                 426,077     11.4         0.0
   Apartments                                 520,486     14.1         0.0
   Hotel/motel                                 65,667      1.8         0.0
   Other                                      206,419      5.6         0.0
Allowance for losses                           (4,679)    (0.1)        0.0
                                           ----------    -----
Total                                      $3,694,210    100.0%        2.1%
                                           ==========    =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Sales Inducements

The following reflects deferred policy acquisition costs and cost of insurance purchased which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                               2006        2005        2004
                                            ----------  ----------  ----------
                                                      (In Thousands)
Balance at January 1                        $3,972,384  $3,260,541  $2,913,067
   Capitalization                              921,193     833,211     719,346
   Accretion of interest/amortization         (188,138)   (375,941)   (279,149)
   Effect of unrealized (gains) losses on
     securities                                 99,677     259,223     (80,598)
   Effect of realized (gains) losses on
     securities                                 71,884      (4,650)    (12,125)
                                            ----------  ----------  ----------
Balance at December 31                      $4,877,000  $3,972,384  $3,260,541
                                            ==========  ==========  ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits on FAS 97 products to be realized are revised. In 2006, DAC amortization was decreased by $134 million due to the combination of DAC and system migration of deferred annuities and interest sensitive life products.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31 follows:

                                                    2006      2005      2004
                                                  --------  --------  --------
                                                         (In Thousands)
Balance at January 1                              $335,899  $324,920  $338,520
   Deferral of renewal commissions                       0         0     3,623
   Accretion of interest/amortization               (5,970)   (9,561)  (30,316)
   Effect of unrealized (gains) losses on
     securities                                     18,449    23,672    12,725
   Effect of realized (gains) losses on
     securities                                      3,091    (3,132)      368
                                                  --------  --------  --------
Balance at December 31                            $351,469  $335,899  $324,920
                                                  ========  ========  ========

CIP amortization expected to be recorded in each of the next five years, from 2007 through 2011, is $12.9 million, $12.5 million, $11.6 million, $8.3 million, and $7.0 million, respectively.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs, Cost of Insurance Purchased and Sales Inducements (continued)

Activity in sales inducement for the years ended December 31 follows:

                                                      2006     2005     2004
                                                    -------  -------  -------
                                                          (In Thousands)
Balance at January 1                                $46,960  $27,692  $20,000
   Deferrals                                         41,681   21,284    8,741
   Accretion of interest/amortization                (4,513)  (2,016)  (1,049)
   Effect of unrealized (gains) losses on
     securities                                      (2,000)      --       --
   Effect of realized (gains) losses on securities       --       --       --
                                                    -------  -------  -------
Balance at December 31                              $82,128  $46,960  $27,692
                                                    =======  =======  =======

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure including a return of net deposits plus a minimum return as of December 31, 2006 were as follows:

                                                   2006           2005
                                                 -------        -------
                                                      (In Millions)
Account value                                    $46,877        $45,297
Net amount at risk /(a)/                           1,322          1,801
Average attained age of contract holders              56             54
Range of guaranteed minimum return rates         0.00%-3.00%    0.00%-3.00%
--------
/(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                    American General Life Insurance Company

                                              2006   2005
                                              ----   ----
                                              (In Millions)
Balance at January 1                          $ 7    $10
Guaranteed benefits incurred                    4      5
Guaranteed benefits paid                       (6)    (8)
                                              ------ ------
Balance at December 31                        $ 5    $ 7
                                              ====== ======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and December 31, 2005:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10%.

    .  Volatility assumption was 16%.

    .  Mortality was assumed to be 70% to 87.5% of the 1983a table.

    .  Lapse rates vary by contract type and duration and range from 5% to 25%.

    .  The discount rate was 3% to 8%.

6. Other Assets

Other assets consisted of the following:

                                                 December 31
                                              -----------------
                                                2006     2005
                                              -------- --------
                                               (In Thousands)
Goodwill                                      $ 37,951 $ 39,765
Computer software, net                          72,566   96,184
Accounts receivable from brokers                53,960   14,582
Prepaid expenses                                37,875   39,304
Property and equipment, net                     60,012   45,366
Other assets                                    37,083   25,725
                                              -------- --------
Total other assets                            $299,447 $260,926
                                              ======== ========

                    American General Life Insurance Company

7. Federal Income Taxes

7.1 Tax Liabilities

Income tax liabilities were as follows:

                                                   December 31
                                              ---------------------
                                                 2006       2005
                                              ---------- ----------
                                                 (In Thousands)
Current tax receivables                       $   52,860 $   14,032
Net deferred tax liabilities                   1,280,317  1,389,968
                                              ---------- ----------
   Income tax payable                         $1,333,177 $1,404,000
                                              ========== ==========

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                         2006        2005
                                                     -----------  ----------
                                                          (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs                 $ 1,418,736  $1,236,446
   Basis differential of investments                     218,891     215,648
   Net unrealized gains on debt and equity
     securities available for sale                       380,906     497,287
   Capitalized EDP                                        25,305      24,144
   Prepaid expenses                                        5,102      12,814
   Other                                                 239,478     143,258
                                                     -----------  ----------
Total deferred tax liabilities                         2,288,418   2,129,597
Deferred tax assets applicable to:
   Policy reserves                                    (1,003,225)   (713,177)
   Other                                                  (4,876)    (26,452)
                                                     -----------  ----------
Total deferred tax assets                             (1,008,101)   (739,629)
                                                     -----------  ----------
Net deferred tax liabilities                         $ 1,280,317  $1,389,968
                                                     ===========  ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At January 1, 2005 the Company had

                    American General Life Insurance Company

7.1 Tax Liabilities (continued)

approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends in excess of $382 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

7.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                  2006       2005      2004
                                                --------  ---------  --------
                                                        (In Thousands)
Income tax at statutory percentage of
GAAP pretax income                              $512,820  $ 561,589  $513,629
Non-conventional fuel source credits             (89,803)  (142,767)  (96,202)
Dividends received deduction                     (24,419)   (28,583)  (19,828)
Prior year corrections                             7,113    (10,989)   (8,241)
Other credits, taxes and settlements             (13,406)     1,331     2,760
                                                --------  ---------  --------
Income tax expense                              $392,305  $ 380,581  $392,118
                                                ========  =========  ========

                    American General Life Insurance Company

8. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                               December 31, 2006    December 31, 2005
                                              -------------------- --------------------
                                              Par Value Book Value Par Value Book Value
                                              --------- ---------- --------- ----------
                                                           (In Thousands)
American General Corporation, 9.375%, due
  2008                                        $  4,725   $  4,297  $  4,725   $  4,091
Transatlantic Holdings Inc., Promissory
  notes, 5.75%, due 2015                       164,000    163,358   164,000    163,202
AGC Life, Promissory notes, 5.02%, due 2010    116,000    116,000   116,000    116,000
American General Corporation, Promissory
  notes, 5.57%, due 2011                       415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes, 5.26%,
  due 2026                                      36,944     36,021    41,453     41,449
Castle Trust 2, Asset backed notes, 8.26%,
  due 2026                                      13,155     13,563    13,929     13,924
                                              --------   --------  --------   --------
Total notes receivable from affiliates        $749,824   $748,239  $755,107   $753,666
                                              ========   ========  ========   ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $69.9 million, $66.9 million and $67.5 million for such services in 2006, 2005 and 2004, respectively. Accounts payable for such services at December 31, 2006 and 2005 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $354.8 million, $329.2 million and $337.0 million for such services and rent in 2006, 2005 and 2004, respectively. Accounts receivable for rent and services at December 31, 2006 and 2005 were not material.

As a matter of Company policy, derivative contracts are generally executed with AIG

                    American General Life Insurance Company

Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $340,000 at December 31, 2006 and $345,000 at December 31, 2005. The Company believes the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                    American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and a reserve was established under these contracts that would not exceed $300 million without the consent of the Department. In 2006, the Company again discussed the Cut-through Agreement with the Department. The Company requested that the maximum allowed reserve be increased to $500 million. The reserves recorded by AIGC, related to these contracts, totaled $362 million at December 31, 2006 and $231 million at December 31, 2005. The Company believes the probability of loss under this agreement is remote.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2006, 2005 and 2004.

Effective May 31, 2006, ownership of American General Securities, Inc. (AGSI) was transferred from American General Equity Services Corp. (AGESC), a wholly owned subsidiary of the Company, to AIG Advisor Group, Inc., an indirect wholly owned subsidiary of AIG, through a series of related party dividends and contributions within AIG-owned companies.

On September 25, 2006, the Company purchased 27% of a nonaffiliated Mortgage Loan at its estimated fair market value of $8,767,005, from SunAmerica Life Insurance Company (an affiliate), which included a purchase premium of $492,885.

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the

                    American General Life Insurance Company
policies, contracts and certificates with a date of issuance earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products.

9. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

10.Derivative Financial Instruments

10.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to interest rate swaps, currency swaps, S&P 500 index options and Treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                  Economically Hedged Item
---------------------                  ------------------------
Interest rate and currency swaps       Private placement bonds

S&P index options                      Equity-indexed policy liabilities on
                                       certain universal life and annuity
                                       policies

Treasury note and long bond futures    Bonds purchased for short-term
                                       (trading) purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC) traded S&P 500 index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

                    American General Life Insurance Company

10.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges, the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Insurance Division to prevent and detect such mismatches.

10.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years. Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                    2006    2005
                                                   ------  ------
                                                    (In Millions)
Interest rate swap agreements:
   Notional amount                                 $1,275  $1,320
   Fair value                                         (15)     (6)
Currency swap agreements :
   Notional amount                                 $  772     602
   Fair Value                                         (97)    (57)

                    American General Life Insurance Company

10.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                      2006           2005
                                 -------------- --------------
                                          Fair           Fair
                                 Notional Value Notional Value
                                 -------- ----- -------- -----
                                         (In Millions)
Calls:
   One-year (or less) contracts    $319    $26    $310    $10
   Two-year contracts                41      4      32      3

10.5 Futures

The Company purchases and sells short futures (Treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All futures positions are closed out at the end of each quarter with the realized gains and losses recorded as a component of operating earnings.

                    American General Life Insurance Company

11.Fair Value of Financial Instruments

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                                  2006             2005
                                            ---------------- ----------------
                                             Fair   Carrying  Fair   Carrying
                                             Value   Amount   Value   Amount
                                            ------- -------- ------- --------
                                                      (In Millions)
   Assets
   Cash                                     $   247 $   247  $   222 $   222
   Fixed maturity and equity securities      51,198  51,198   50,739  50,739
   Mortgage loans on real estate              5,041   4,918    4,841   3,694
   Policy loans                               1,840   1,820    1,823   1,775
   Short-term investments                        42      42       84      84
   Derivative assets                             32      32       13      13
   Partnerships                               3,483   3,483    2,657   2,657
   Separate account seed money                   --      --       67      67
   Investment in ultimate Parent Company         58      58       55      55
   Notes receivable from affiliates             748     748      754     754
   Securities lending collateral             17,345  17,345   15,901  15,901
   Assets held in separate accounts          30,272  30,272   27,163  27,163

   Liabilities
   Investment contracts                      32,752  35,343   32,512  34,556
   Dividend accumulations                       884     884      898     898
   Derivative liabilities                       114     114       66      66
   Securities lending payable                17,345  17,345   15,901  15,901
   Liabilities related to separate accounts  30,272  30,272   27,163  27,163

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and Short-Term Investments

Carrying value is considered to be a reasonable estimate of fair value.

                    American General Life Insurance Company

Fixed Maturity and Equity Securities

Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

Fair values for equity securities were based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in AIG

The fair value of the investment in the AIG is based on quoted market prices of AIG common stock.

Securities Lending Collateral / Securities Lending Payable

Carrying value is considered to be a reasonable estimate of fair value.

Assets and Liabilities Related to Separate Accounts

The fair value of separate account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

                    American General Life Insurance Company

Derivative Financial Instruments

Fair value of derivative liabilities is based on the use of valuation models that utilize, among other things, current interest, foreign exchange and volatility rates, as applicable

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Dividend Accumulation

Fair value of dividend accumulation is the accumulated value of dividend to be paid to the policyholder with interest.

Notes Receivable from Affiliates

Fair value of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair value was estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

12.Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had unfunded investment commitments totaling $521.2 million of which $412.8 million was committed to fund limited partnership investments. The company also had $108.4 million in commitments relating to mortgage loans at December 31, 2006.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2006 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG. The maximum aggregate amount of the commitment is currently $145.0 million. Such loans may take

                    American General Life Insurance Company
the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended annually to extend the commitment termination date. Effective October 28, 2006, the termination date was extended to October 27, 2007. The Company originally received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. Effective October 28, 2006 the facility fee was changed to .030%. No loans were funded during 2006 or 2005.

AGL owns interests in certain limited liability companies (LLCs) which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $541 million of synfuel tax credits through December 31, 2006. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

The Company generates income tax credits as a result of investing in synthetic fuel under section production. Tax credits generated from the production and sale of synthetic fuel under the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. The Company evaluates the production levels of its synthetic fuel production facilities in light of the risk of phase-out of the associated tax credits. As a result of fluctuating domestic crude oil prices, the Company evaluates and adjusts production levels when appropriate in light of this risk. Regardless of the oil prices, the tax credits expire after 2007.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year.

Prior to 2006, net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, were 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). During 2006, the agreement with AGAC terminated and the

                    American General Life Insurance Company
retrocession was recaptured.

On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to provide its variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

                    American General Life Insurance Company

13.Reinsurance

Reinsurance transactions for the years ended December 31, 2006, 2005 and 2004 were as follows:

                                                                                     Percentage
                                                Ceded to    Assumed From             of Amount
                                                  Other        Other                  Assumed
                                  Gross Amount  Companies    Companies   Net Amount    to Net
                                  ------------ ------------ ------------ ----------- ----------
                                                         (In Thousands)
December 31, 2006
Life insurance in force           $589,468,232 $495,146,951  $2,816,826  $97,138,107    2.90%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      3,366,468      525,132      12,259    2,853,595    0.43%
   Accident and health insurance        27,548        1,659         196       26,085    0.75%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  3,394,016 $    526,791  $   12,455  $ 2,879,680    0.43%
                                  ============ ============  ==========  ===========
December 31, 2005
Life insurance in force           $502,899,091 $408,690,675  $3,081,688  $97,290,104    3.17%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      3,200,493      456,696      14,397    2,758,194    0.52%
   Accident and health insurance        25,590        2,926       1,927       24,591    7.84%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  3,226,083 $    459,622  $   16,324  $ 2,782,785    0.59%
                                  ============ ============  ==========  ===========
December 31, 2004
Life insurance in force           $410,133,222 $314,611,320  $2,814,650  $98,336,552    2.86%
                                  ============ ============  ==========  ===========
Premiums:
   Life insurance and annuities      2,903,136      395,625       9,307    2,516,818    0.37%
   Accident and health insurance        25,374        2,999       1,129       23,504    4.80%
                                  ------------ ------------  ----------  -----------
Total premiums                    $  2,928,510 $    398,624  $   10,436  $ 2,540,322    0.41%
                                  ============ ============  ==========  ===========

Reinsurance recoverable on paid losses was approximately $32.9 million, and $44.7 million, at December 31, 2006 and 2005, respectively. Reinsurance recoverable on unpaid losses was approximately $139.6 million, and $114.5 million at December 31, 2006 and 2005, respectively.

                    American General Life Insurance Company

Total reinsurance recoverables are included in Accounts Receivable on the Consolidated Balance Sheet.

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

14.Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life Insurance Company.

The Company paid $200 million, $440 million and $300 million in dividends on common stock to AGC Life in 2006, 2005 and 2004, respectively. The Company also paid $680,000 in dividends on preferred stock to AGC Life in 2006, 2005 and 2004. In addition, the Company paid a stock dividend of $7.5 million to the Parent Company during 2006.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2006, approximately $10.4 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.6 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to AGC Life are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                    American General Life Insurance Company

15.Subsequent Event

On February 28, 2007, the Company acquired Matrix Direct, Inc. ("Matrix Direct"), a direct marketer of life insurance, from Protective Life Corporation. The transaction was accounted for as a stock purchase of all of the outstanding capital stock of Matrix Direct. Although the acquisition cost is not material, less than .2% of the Company's equity, the Company will have the opportunity to further expand its sales of life insurance through this acquisition, as well as apply its direct marketing expertise to a more diverse set of products.

[LOGO OF AIG(R) AMERICAN GENERAL]

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2006

                                                                  Annual Report

                                                              December 31, 2006

                                        American General Life Insurance Company
                         A member company of American International Group, Inc.

[LOGO OF PRICEWATERHOUSECOOPERS LLP]
                                                     PricewaterhouseCoopers LLP
                                                     1201 Louisiana
                                                     Suite 2900
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000
                                                     Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions of American General Life Insurance Company Separate Account D (the "Separate Account") listed in Note A at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 6, 2007

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
December 31, 2006


                                                Due
                                             from (to)                                      Net
                                             American                                      assets
                                              General             Contract   Contract   attributable
                                Investment     Life               owners -   owners -   to contract
                               securities -  Insurance    Net     annuity  accumulation    owner
Divisions                      at fair value  Company    Assets   reserves   reserves     reserves
---------                      ------------- --------- ---------- -------- ------------ ------------
AIM V.I. Core Equity Fund -
  Series I                      $4,817,849      $--    $4,817,849   $--     $4,817,849   $4,817,849
AIM V.I. International Growth
  Fund - Series I                2,110,498       --     2,110,498    --      2,110,498    2,110,498
AIM V.I. Premier Equity Fund
  - Series I                            --       --            --    --             --           --
Alger American Leveraged
  AllCap Portfolio - Class O
  Shares                                --       --            --    --             --           --
Alger American MidCap Growth
  Portfolio - Class O Shares            --       --            --    --             --           --
American Century VP Inflation
  Protection Fund - Class II            --       --            --    --             --           --
American Century VP Value
  Fund - Class I                 2,280,094       --     2,280,094    --      2,280,094    2,280,094
Credit Suisse Small Cap Core
  I Portfolio                      285,465       --       285,465    --        285,465      285,465
Dreyfus IP MidCap Stock
  Portfolio - Initial shares       754,196        1       754,197    --        754,197      754,197
The Dreyfus Socially
  Responsible Growth Fund,
  Inc. - Initial shares          1,535,595       --     1,535,595    --      1,535,595    1,535,595
Dreyfus VIF Developing
  Leaders Portfolio - Initial
  shares                         2,592,929       --     2,592,929    --      2,592,929    2,592,929
Dreyfus VIF Quality Bond
  Portfolio - Initial shares     3,904,087       --     3,904,087    --      3,904,087    3,904,087
Evergreen VA High Income Fund
  - Class 1                      5,846,749       --     5,846,749    --      5,846,749    5,846,749
Evergreen VA Strategic Income
  Fund - Class 1                        --       --            --    --             --           --
Fidelity VIP Asset Manager
  Portfolio - Initial Class        131,702       --       131,702    --        131,702      131,702
Fidelity VIP Asset Manager
  Portfolio - Service Class 2      792,912       --       792,912    --        792,912      792,912
Fidelity VIP Contrafund
  Portfolio - Service Class 2    3,053,452       --     3,053,452    --      3,053,452    3,053,452
Fidelity VIP Equity-Income
  Portfolio - Service Class 2    3,270,110       --     3,270,110    --      3,270,110    3,270,110
Fidelity VIP Growth Portfolio
  - Service Class 2              1,887,204       --     1,887,204    --      1,887,204    1,887,204
Fidelity VIP Index 500
  Portfolio - Initial Class         45,895       --        45,895    --         45,895       45,895
Fidelity VIP Mid Cap
  Portfolio - Service Class 2           --       --            --    --             --           --
Fidelity VIP Overseas
  Portfolio - Initial Class         38,624       --        38,624    --         38,624       38,624
Franklin Templeton - Franklin
  Small Cap Value Securities
  Fund - Class 2                        --       --            --    --             --           --
Franklin Templeton - Franklin
  U.S. Government Fund -
  Class 2                               --       --            --    --             --           --
Franklin Templeton - Mutual
  Shares Securities Fund -
  Class 2                               --       --            --    --             --           --
Franklin Templeton -
  Templeton Foreign
  Securities Fund - Class 2      1,165,299       --     1,165,299    --      1,165,299    1,165,299
Franklin Templeton -
  Templeton Global Asset
  Allocation Fund - Class 2      1,090,711       --     1,090,711    --      1,090,711    1,090,711
Goldman Sachs Capital Growth
  Fund                             110,159       (1)      110,158    --        110,158      110,158
Janus Aspen Series
  International Growth
  Portfolio - Service Shares       684,202       --       684,202    --        684,202      684,202
Janus Aspen Series Mid Cap
  Growth Portfolio - Service
  Shares                           665,628        1       665,629    --        665,629      665,629
Janus Aspen Series Worldwide
  Growth Portfolio - Service
  Shares                           472,710       --       472,710    --        472,710      472,710
JPMorgan Mid Cap Value
  Portfolio                             --       --            --    --             --           --
JPMorgan Small Company
  Portfolio                        380,990       (1)      380,989    --        380,989      380,989
LEVCO Equity Value Fund                 --       --            --    --             --           --
MFS VIT Capital Opportunities
  Series - Initial Class         1,144,200       --     1,144,200    --      1,144,200    1,144,200
MFS VIT Emerging Growth
  Series - Initial Class         3,062,734       --     3,062,734    --      3,062,734    3,062,734
MFS VIT New Discovery Series
  - Initial Class                  533,801       --       533,801    --        533,801      533,801
MFS VIT Research Series -
  Initial Class                    685,545        1       685,546    --        685,546      685,546
Neuberger Berman AMT Balanced
  Portfolio - Class I                9,569       --         9,569    --          9,569        9,569
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I       564,863       --       564,863    --        564,863      564,863
Neuberger Berman AMT Partners
  Portfolio - Class I                   --       --            --    --             --           --
Oppenheimer Balanced Fund/VA
  - Non-Service Shares                  --       --            --    --             --           --
Oppenheimer Global Securities
  Fund/VA - Non-Service Shares          --       --            --    --             --           --
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                          2,625,774       --     2,625,774    --      2,625,774    2,625,774
PIMCO VIT Short-Term
  Portfolio - Administrative
  Class                            943,846        1       943,847    --        943,847      943,847
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                          3,175,850       --     3,175,850    --      3,175,850    3,175,850
Pioneer Fund VCT Portfolio -
  Class I                        1,120,607       (1)    1,120,606    --      1,120,606    1,120,606
Pioneer Growth Opportunities
  VCT Portfolio - Class I        1,729,249       --     1,729,249    --      1,729,249    1,729,249
Putnam VT Diversified Income
  Fund - Class IB                       --       --            --    --             --           --
Putnam VT Growth and Income
  Fund - Class IB                2,415,846       --     2,415,846    --      2,415,846    2,415,846
Putnam VT International
  Growth and Income Fund -
  Class IB                         990,908       --       990,908    --        990,908      990,908
Royce Small-Cap Portfolio        1,790,648       --     1,790,648    --      1,790,648    1,790,648
SunAmerica - Aggressive
  Growth Portfolio - Class 1            --       --            --    --             --           --

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2006


                                                             Due from
                                                               (to)
                                                             American
                                                              General               Contract   Contract     Net assets
                                               Investment      Life                 owners -   owners -   attributable to
                                             securities - at Insurance              annuity  accumulation contract owner
Divisions                                      fair value     Company   Net Assets  reserves   reserves      reserves
---------                                    --------------- --------- ------------ -------- ------------ ---------------
SunAmerica - SunAmerica Balanced Portfolio
  - Class 1                                   $         --      $--    $         -- $     -- $         --  $         --
UIF Core Plus Fixed Income Portfolio - Class
  I                                              2,467,154       (1)      2,467,153       --    2,467,153     2,467,153
UIF Emerging Markets Equity Portfolio -
  Class I                                        2,532,129       --       2,532,129       --    2,532,129     2,532,129
UIF Equity Growth Portfolio - Class I            6,742,154       --       6,742,154       --    6,742,154     6,742,154
UIF Global Value Equity Portfolio - Class I      4,603,818       --       4,603,818       --    4,603,818     4,603,818
UIF High Yield Portfolio - Class I               3,339,303       --       3,339,303       --    3,339,303     3,339,303
UIF International Magnum Portfolio - Class I     3,265,984        1       3,265,985       --    3,265,985     3,265,985
UIF U.S. Mid Cap Value Portfolio - Class I      10,383,305       --      10,383,305       --   10,383,305    10,383,305
UIF U.S. Real Estate Portfolio - Class I         4,178,032       (1)      4,178,031       --    4,178,031     4,178,031
UIF Value Portfolio - Class I                    8,521,901       --       8,521,901       --    8,521,901     8,521,901
VALIC Company I - Blue Chip Growth Fund             99,292       --          99,292       --       99,292        99,292
VALIC Company I - Core Value Fund                   53,296       (1)         53,295       --       53,295        53,295
VALIC Company I - Health Sciences Fund              60,852       --          60,852       --       60,852        60,852
VALIC Company I - International Equities
  Fund                                             825,646       --         825,646       --      825,646       825,646
VALIC Company I - Mid Cap Index Fund             4,360,041       --       4,360,041       --    4,360,041     4,360,041
VALIC Company I - Money Market I Fund            7,818,885       (1)      7,818,884       --    7,818,884     7,818,884
VALIC Company I - Nasdaq-100 Index Fund            366,351       --         366,351       --      366,351       366,351
VALIC Company I - Science & Technology
  Fund                                             294,097       --         294,097       --      294,097       294,097
VALIC Company I - Small Cap Index Fund             745,538       --         745,538       --      745,538       745,538
VALIC Company I - Social Awareness Fund              3,271       (1)          3,270       --        3,270         3,270
VALIC Company I - Stock Index Fund               5,374,253       --       5,374,253       --    5,374,253     5,374,253
Van Kampen Comstock Fund                         5,543,855       --       5,543,855   41,938    5,501,917     5,543,855
Van Kampen Corporate Bond Fund                     147,920       --         147,920       --      147,920       147,920
Van Kampen High Yield Fund                       4,374,187       --       4,374,187       --    4,374,187     4,374,187
Van Kampen LIT Enterprise Portfolio - Class
  I                                             13,841,042       --      13,841,042       --   13,841,042    13,841,042
Van Kampen LIT Government Portfolio -
  Class I                                        6,543,083       --       6,543,083   19,911    6,523,172     6,543,083
Van Kampen LIT Growth and Income
  Portfolio - Class I                           38,376,026       (1)     38,376,025       --   38,376,025    38,376,025
Van Kampen LIT Money Market Portfolio -
  Class I                                        4,429,172       --       4,429,172   21,131    4,408,041     4,429,172
Van Kampen LIT Strategic Growth Portfolio -
  Class I                                       10,448,335       --      10,448,335  592,850    9,855,485    10,448,335
Van Kampen Reserve Fund                            254,712       --         254,712   12,006      242,706       254,712
Vanguard VIF High Yield Bond Portfolio                  --       --              --       --           --            --
Vanguard VIF REIT Index Portfolio                       --       --              --       --           --            --
WM VT Balanced Portfolio                       211,682,152        1     211,682,153  169,050  211,513,103   211,682,153
WM VT Conservative Balanced Portfolio           11,119,264       (1)     11,119,263       --   11,119,263    11,119,263
WM VT Conservative Growth Portfolio            152,371,931       --     152,371,931       --  152,371,931   152,371,931
WM VT Equity Income Fund                        27,392,829       --      27,392,829       --   27,392,829    27,392,829
WM VT Flexible Income Portfolio                 33,658,128       --      33,658,128       --   33,658,128    33,658,128
WM VT Growth & Income Fund                      33,563,150       --      33,563,150       --   33,563,150    33,563,150
WM VT Growth Fund                               32,540,573       --      32,540,573    1,242   32,539,331    32,540,573
WM VT Income Fund                               15,587,708       --      15,587,708    2,139   15,585,569    15,587,708
WM VT International Growth Fund                  9,350,696       --       9,350,696    1,787    9,348,909     9,350,696
WM VT Mid Cap Stock Fund                         7,206,985       --       7,206,985       --    7,206,985     7,206,985
WM VT Money Market Fund                          9,174,453       --       9,174,453       --    9,174,453     9,174,453
WM VT Short Term Income Fund                     5,382,016        1       5,382,017       --    5,382,017     5,382,017
WM VT Small Cap Growth Fund                      8,407,046       (1)      8,407,045    1,249    8,405,796     8,407,045
WM VT Strategic Growth Portfolio                48,962,603       --      48,962,603       --   48,962,603    48,962,603
WM VT U.S. Government Securities Fund           15,315,466       --      15,315,466    2,063   15,313,403    15,315,466
WM VT West Coast Equity Fund                    21,373,284       (1)     21,373,283       --   21,373,283    21,373,283

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006


                                   A           B          A+B=C         D            E             F         C+D+E+F
                               --------- -------------- ---------- ----------- ------------- -------------- ----------
                                                                                                             Increase
                                                                                             Net change in  (decrease)
                                         Mortality and                 Net                     unrealized     in net
                               Dividends  expense risk     Net      realized   Capital gain   appreciation    assets
                                 from         and       investment gain (loss) distributions (depreciation) resulting
                                mutual   administrative   income       on       from mutual        of          from
Divisions                        funds      charges       (loss)   investments     funds      investments   operations
---------                      --------- -------------- ---------- ----------- ------------- -------------- ----------
AIM V.I. Core Equity Fund -
  Series I                     $ 26,363     $(46,678)    $(20,315)  $  13,652    $     --      $ 378,244     $371,581
AIM V.I. International Growth
  Fund - Series I                20,078      (31,353)     (11,275)    252,880          --        296,399      538,004
AIM V.I. Premier Equity Fund
  - Series I                     60,370      (26,616)      33,754    (650,084)         --        926,190      309,860
Alger American Leveraged
  AllCap Portfolio - Class O
  Shares                             --           --           --          30          --            (26)           4
Alger American MidCap Growth
  Portfolio - Class O Shares         --           --           --          (6)         26            (20)          --
American Century VP Inflation
  Protection Fund - Class II          2           (1)           1          (4)         --             --           (3)
American Century VP Value
  Fund - Class I                 37,502      (33,861)       3,641     114,253     236,566         36,125      390,585
Credit Suisse Small Cap Core
  I Portfolio                        --       (4,989)      (4,989)    114,728          --        (78,010)      31,729
Dreyfus IP MidCap Stock
  Portfolio - Initial shares      3,973      (12,004)      (8,031)    137,603     169,372       (238,432)      60,512
The Dreyfus Socially
  Responsible Growth Fund,
  Inc. - Initial shares           2,203      (24,839)     (22,636)   (297,641)         --        442,292      122,015
Dreyfus VIF Developing
  Leaders Portfolio - Initial
  shares                         13,136      (41,092)     (27,956)    107,734     271,654       (286,756)      64,676
Dreyfus VIF Quality Bond
  Portfolio - Initial shares    214,777      (62,471)     152,306     (56,366)         --         18,784      114,724
Evergreen VA High Income Fund
  - Class 1                     404,925      (22,192)     382,733       1,161          --         75,011      458,905
Evergreen VA Strategic Income
  Fund - Class 1                     --           --           --          --          --             --           --
Fidelity VIP Asset Manager
  Portfolio - Initial Class       3,352       (1,963)       1,389         102          --          5,585        7,076
Fidelity VIP Asset Manager
  Portfolio - Service Class 2    26,635      (12,000)      14,635      48,099          --        (14,147)      48,587
Fidelity VIP Contrafund
  Portfolio - Service Class 2    31,045      (44,253)     (13,208)    554,581     249,388       (475,904)     314,857
Fidelity VIP Equity-Income
  Portfolio - Service Class 2   101,843      (45,587)      56,256     142,950     412,043        (48,633)     562,616
Fidelity VIP Growth Portfolio
  - Service Class 2               3,957      (29,153)     (25,196)     67,458          --         58,840      101,102
Fidelity VIP Index 500
  Portfolio - Initial Class       1,286         (816)         470       4,384          --          2,458        7,312
Fidelity VIP Mid Cap
  Portfolio - Service Class 2        --           --           --          44          27            (56)          15
Fidelity VIP Overseas
  Portfolio - Initial Class         303         (546)        (243)        140         210          5,311        5,418
Franklin Templeton - Franklin
  Small Cap Value Securities
  Fund - Class 2                     --           --           --          51          --            (33)          18
Franklin Templeton - Franklin
  U.S. Government Fund -
  Class 2                            --           --           --          --          --             (2)          (2)
Franklin Templeton - Mutual
  Shares Securities Fund -
  Class 2                            --           --           --          38          --            (30)           8
Franklin Templeton -
  Templeton Foreign
  Securities Fund - Class 2      15,672      (17,339)      (1,667)    195,458          --         40,709      234,500
Franklin Templeton -
  Templeton Global Asset
  Allocation Fund - Class 2     105,842      (20,463)      85,379     213,907      94,618       (134,995)     258,909
Goldman Sachs Capital Growth
  Fund                              136       (1,863)      (1,727)      9,217          --          2,055        9,545
Janus Aspen Series
  International Growth
  Portfolio - Service Shares     11,079       (7,887)       3,192      96,950          --        112,266      212,408
Janus Aspen Series Mid Cap
  Growth Portfolio - Service
  Shares                             --      (10,225)     (10,225)     96,607          --         (4,424)      81,958
Janus Aspen Series Worldwide
  Growth Portfolio - Service
  Shares                          7,814       (6,555)       1,259       5,262          --         64,109       70,630
JPMorgan Mid Cap Value
  Portfolio                          --           --           --          46          --            (32)          14
JPMorgan Small Company
  Portfolio                          --       (5,704)      (5,704)     67,262      11,736        (14,050)      59,244
LEVCO Equity Value Fund              --          (10)         (10)      7,939          --         (6,402)       1,527
MFS VIT Capital Opportunities
  Series - Initial Class          6,034      (17,002)     (10,968)     40,636          --        103,164      132,832
MFS VIT Emerging Growth
  Series - Initial Class             --      (51,786)     (51,786)   (409,783)         --        659,553      197,984
MFS VIT New Discovery Series
  - Initial Class                    --       (8,295)      (8,295)     17,570      11,700         38,074       59,049
MFS VIT Research Series -
  Initial Class                   4,373      (10,678)      (6,305)     53,107          --          9,539       56,341
Neuberger Berman AMT Balanced
  Portfolio - Class I                74         (142)         (68)         26          --            831          789
Neuberger Berman AMT Mid-Cap
  Growth Portfolio - Class I         --       (7,867)      (7,867)    185,048          --        (89,241)      87,940
Neuberger Berman AMT Partners
  Portfolio - Class I                --           --           --          --          --             --           --
Oppenheimer Balanced Fund/VA
  - Non- Service Shares               4           (1)           3          --           8            (11)          --
Oppenheimer Global Securities
  Fund/VA - Non-Service Shares        2           --            2          43          11            (47)           9
PIMCO VIT Real Return
  Portfolio - Administrative
  Class                         135,585      (43,640)      91,945     151,209      71,260       (342,201)     (27,787)
PIMCO VIT Short-Term
  Portfolio - Administrative
  Class                          48,604      (15,318)      33,286          29          --         (1,272)      32,043
PIMCO VIT Total Return
  Portfolio - Administrative
  Class                         153,569      (46,987)     106,582      13,775      17,095        (56,330)      81,122
Pioneer Fund VCT Portfolio -
  Class I                        17,869      (19,078)      (1,209)    100,597          --         96,533      195,921
Pioneer Growth Opportunities
  VCT Portfolio - Class I            --      (29,122)     (29,122)     96,479          --         15,331       82,688
Putnam VT Diversified Income
  Fund - Class IB                    10           --           10          (4)         --             (5)           1
Putnam VT Growth and Income
  Fund - Class IB                38,186      (32,979)       5,207      95,062      59,483        165,235      324,987
Putnam VT International
  Growth and Income Fund -
  Class IB                       10,911      (12,632)      (1,721)    102,325          --        109,038      209,642
Royce Small-Cap Portfolio         1,074       (6,610)      (5,536)      4,034      79,926        155,150      233,574

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2006


                         A            B          A+B=C           D              E             F           C+D+E+F
                     ---------- -------------- ----------  -------------- ------------- -------------- --------------
                                Mortality and                                           Net change in     Increase
                     Dividends   expense risk     Net           Net       Capital gain    unrealized   (decrease) in
                       from          and       investment     realized    distributions  appreciation    net assets
                      mutual    administrative   income    gain (loss) on  from mutual  (depreciation) resulting from
Divisions              funds       charges       (loss)     investments       funds     of investments   operations
---------            ---------- -------------- ----------  -------------- ------------- -------------- --------------
SunAmerica -
  Aggressive Growth
  Portfolio - Class
  1                  $       --  $        --   $       --   $        37    $       --    $       (30)   $         7
SunAmerica -
  SunAmerica
  Balanced
  Portfolio - Class
  1                          --           --           --             6            --             (5)             1
UIF Core Plus Fixed
  Income Portfolio
  - Class I              97,580      (34,788)      62,792        22,469        12,967        (42,907)        55,321
UIF Emerging
  Markets Equity
  Portfolio - Class
  I                      19,585      (35,225)     (15,640)      478,509        60,147        223,934        746,950
UIF Equity Growth
  Portfolio - Class
  I                          --     (107,036)    (107,036)     (673,032)           --        905,794        125,726
UIF Global Value
  Equity Portfolio
  - Class I              73,613      (64,072)       9,541       232,646       180,919        392,186        815,292
UIF High Yield
  Portfolio - Class
  I                     308,989      (52,864)     256,125      (143,782)           --        141,852        254,195
UIF International
  Magnum Portfolio
  - Class I               3,204      (46,811)     (43,607)      102,747       257,085        378,238        694,463
UIF U.S. Mid Cap
  Value Portfolio -
  Class I                30,513     (150,038)    (119,525)      614,024     1,316,331         23,322      1,834,152
UIF U.S. Real
  Estate Portfolio
  - Class I              45,233      (56,774)     (11,541)      671,209       271,563        335,679      1,266,910
UIF Value Portfolio
  - Class I             155,936     (123,274)      32,662       554,905       919,134       (278,503)     1,228,198
VALIC Company I -
  Blue Chip Growth
  Fund                      184         (350)        (166)       12,802            --           (932)        11,704
VALIC Company I -
  Core Value Fund           416         (293)         123         8,685            --            151          8,959
VALIC Company I -
  Health Sciences
  Fund                       --         (249)        (249)        2,415         7,340         (4,845)         4,661
VALIC Company I -
  International
  Equities Fund          11,581      (11,046)         535       216,293        43,847        (74,237)       186,438
VALIC Company I -
  Mid Cap Index Fund     20,773      (66,648)     (45,875)      546,790       289,321       (349,139)       441,097
VALIC Company I -
  Money Market I
  Fund                  367,203      (58,315)     308,888            --            --             --        308,888
VALIC Company I -
  Nasdaq-100 Index
  Fund                      278       (5,786)      (5,508)       31,740            --         (6,720)        19,512
VALIC Company I -
  Science &
  Technology Fund            --       (4,623)      (4,623)      (13,826)           --         23,954          5,505
VALIC Company I -
  Small Cap Index
  Fund                    2,631      (11,435)      (8,804)      117,608        35,303         (5,465)       138,642
VALIC Company I -
  Social Awareness
  Fund                       22          (46)         (24)           (4)          135            289            396
VALIC Company I -
  Stock Index Fund       44,090      (78,282)     (34,192)     (165,099)      170,664        809,586        780,959
Van Kampen Comstock
  Fund                  109,390      (39,986)      69,404        32,435       268,905        393,920        764,664
Van Kampen
  Corporate Bond
  Fund                    7,754       (1,238)       6,516        (1,622)           --         (1,144)         3,750
Van Kampen High
  Yield Fund            321,429      (33,889)     287,540    (1,201,003)           --      1,244,709        331,246
Van Kampen LIT
  Enterprise
  Portfolio - Class
  I                      68,448     (203,272)    (134,824)   (2,899,763)           --      3,818,625        784,038
Van Kampen LIT
  Government
  Portfolio - Class
  I                     337,006      (94,971)     242,035        (5,313)           --       (109,893)       126,829
Van Kampen LIT
  Growth and Income
  Portfolio - Class
  I                     502,264     (570,515)     (68,251)    2,774,144     2,784,195        (24,587)     5,465,501
Van Kampen LIT
  Money Market
  Portfolio - Class
  I                     136,997      (39,903)      97,094            --            --             --         97,094
Van Kampen LIT
  Strategic Growth
  Portfolio - Class
  I                          --     (171,683)    (171,683)   (3,938,114)           --      4,228,260        118,463
Van Kampen Reserve
  Fund                   10,662       (1,963)       8,699            --            --             --          8,699
Vanguard VIF High
  Yield Bond
  Portfolio                  12           --           12            (6)           --             (4)             2
Vanguard VIF REIT
  Index Portfolio             5           --            5            38            16            (43)            16
WM VT Balanced
  Portfolio           4,891,584   (3,188,670)   1,702,914     6,915,165            --     10,778,594     19,396,673
WM VT Conservative
  Balanced Portfolio    323,492     (167,794)     155,698       800,066        32,252       (164,987)       823,029
WM VT Conservative
  Growth Portfolio    2,576,974   (2,261,653)     315,321     3,576,334            --     12,091,426     15,983,081
WM VT Equity Income
  Fund                  464,472     (373,915)      90,557     2,175,444     1,367,612        440,151      4,073,764
WM VT Flexible
  Income Portfolio    1,648,083     (564,705)   1,083,378     2,449,624        22,890     (1,573,011)     1,982,881
WM VT Growth &
  Income Fund           532,781     (503,677)      29,104       439,729            --      2,915,129      3,383,962
WM VT Growth Fund        41,616     (499,976)    (458,360)   (8,672,057)           --     10,181,995      1,051,578
WM VT Income Fund     1,009,916     (241,845)     768,071       221,185         9,853       (441,126)       557,983
WM VT International
  Growth Fund           133,975     (125,849)       8,126       701,940            --        830,650      1,540,716
WM VT Mid Cap Stock
  Fund                  125,538     (100,621)      24,917       415,106       762,762       (196,122)     1,006,663
WM VT Money Market
  Fund                  335,781     (109,202)     226,579            --            --             --        226,579
WM VT Short Term
  Income Fund           271,011      (86,467)     184,544       (30,931)           --         32,489        186,102
WM VT Small Cap
  Growth Fund                --     (128,095)    (128,095)      114,568            --        493,670        480,143
WM VT Strategic
  Growth Portfolio      574,751     (745,867)    (171,116)      602,433            --      5,261,757      5,693,074
WM VT U.S.
  Government
  Securities Fund       846,411     (241,964)     604,447      (173,051)           --         43,182        474,578
WM VT West Coast
  Equity Fund           117,841     (319,124)    (201,283)    1,401,508       463,239        559,397      2,222,861

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2006 and 2005


                                                                                             Divisions
                                                                        ---------------------------------------------------
                                                                                                                    Alger
                                                                                                                  American
                                                                                       AIM V.I.                   Leveraged
                                                                         AIM V.I.    International   AIM V.I.      AllCap
                                                                        Core Equity     Growth        Premier    Portfolio -
                                                                          Fund -        Fund -     Equity Fund -   Class O
                                                                         Series I      Series I      Series I      Shares
                                                                        -----------  ------------- ------------- -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $   (20,315)  $   (11,275)  $    33,754     $  --
   Net realized gain (loss) on investments                                   13,652       252,880      (650,084)       30
   Capital gain distributions from mutual funds                                  --            --            --        --
   Net change in unrealized appreciation (depreciation) of investments      378,244       296,399       926,190       (26)
                                                                        -----------   -----------   -----------     -----
Increase (decrease) in net assets resulting from operations                 371,581       538,004       309,860         4
                                                                        -----------   -----------   -----------     -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             1,961         1,844         4,323        --
   Net transfers from (to) other Divisions or fixed rate option           5,767,785       190,099    (5,707,316)       --
   Mortality reserve transfers                                                   --            --            --        --
   Contract withdrawals                                                  (1,307,620)   (1,035,576)     (734,852)       --
   Death benefits                                                           (15,858)      (34,605)      (22,374)       --
   Annuity benefits                                                              --          (228)           --      (184)
                                                                        -----------   -----------   -----------     -----
Increase (decrease) in net assets resulting from principal transactions   4,446,268      (878,466)   (6,460,219)     (184)
                                                                        -----------   -----------   -----------     -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   4,817,849      (340,462)   (6,150,359)     (180)
NET ASSETS:
   Beginning of year                                                             --     2,450,960     6,150,359       180
                                                                        -----------   -----------   -----------     -----
   End of year                                                          $ 4,817,849   $ 2,110,498   $        --     $  --
                                                                        ===========   ===========   ===========     =====
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $        --   $   (17,623)  $   (42,100)    $  (1)
   Net realized gain (loss) on investments                                       --       (82,739)   (1,117,926)        5
   Capital gain distributions from mutual funds                                  --            --            --        --
   Net change in unrealized appreciation (depreciation) of investments           --       461,810     1,422,879        22
                                                                        -----------   -----------   -----------     -----
Increase (decrease) in net assets resulting from operations                      --       361,448       262,853        26
                                                                        -----------   -----------   -----------     -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                --         1,763         8,452        --
   Net transfers from (to) other Divisions or fixed rate option                  --         9,874      (422,810)       --
   Mortality reserve transfers                                                   --            --            --        --
   Contract withdrawals                                                          --      (499,781)   (1,482,359)       --
   Death benefits                                                                --       (22,754)     (123,036)       --
   Annuity benefits                                                              --           (55)          (47)      (48)
                                                                        -----------   -----------   -----------     -----
Increase (decrease) in net assets resulting from principal transactions          --      (510,953)   (2,019,800)      (48)
                                                                        -----------   -----------   -----------     -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          --      (149,505)   (1,756,947)      (22)

NET ASSETS:
   Beginning of year                                                             --     2,600,465     7,907,306       202
                                                                        -----------   -----------   -----------     -----
   End of year                                                          $        --   $ 2,450,960   $ 6,150,359     $ 180
                                                                        ===========   ===========   ===========     =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                         Divisions
                                                                        -------------------------------------------
                                                                          Alger    American
                                                                        American   Century
                                                                         MidCap       VP                   Credit
                                                                         Growth   Inflation    American    Suisse
                                                                        Portfolio Protection  Century VP  Small Cap
                                                                        - Class O   Fund -   Value Fund -  Core I
                                                                         Shares    Class II    Class I    Portfolio
                                                                        --------- ---------- ------------ ---------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                           $  --     $   1     $    3,641  $  (4,989)
   Net realized gain (loss) on investments                                   (6)       (4)       114,253    114,728
   Capital gain distributions from mutual funds                              26        --        236,566         --
   Net change in unrealized appreciation (depreciation) of investments      (20)       --         36,125    (78,010)
                                                                          -----     -----     ----------  ---------
Increase (decrease) in net assets resulting from operations                  --        (3)       390,585     31,729
                                                                          -----     -----     ----------  ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            --        --          1,245      2,022
   Net transfers from (to) other Divisions or fixed rate option              --         1         14,865   (146,273)
   Mortality reserve transfers                                               --        --             --         --
   Contract withdrawals                                                      --        --       (820,735)  (230,737)
   Death benefits                                                            --        --             --         --
   Annuity benefits                                                        (179)     (161)          (178)      (161)
                                                                          -----     -----     ----------  ---------
Increase (decrease) in net assets resulting from principal transactions    (179)     (160)      (804,803)  (375,149)
                                                                          -----     -----     ----------  ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (179)     (163)      (414,218)  (343,420)

NET ASSETS:
   Beginning of year                                                        179       163      2,694,312    628,885
                                                                          -----     -----     ----------  ---------
   End of year                                                            $  --     $  --     $2,280,094  $ 285,465
                                                                          =====     =====     ==========  =========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                           $  (1)    $   8     $  (12,316) $  (9,427)
   Net realized gain (loss) on investments                                    3         1         46,529     51,745
   Capital gain distributions from mutual funds                               8        --        289,675         --
   Net change in unrealized appreciation (depreciation) of investments        8        (6)      (232,683)   (71,708)
                                                                          -----     -----     ----------  ---------
Increase (decrease) in net assets resulting from operations                  18         3         91,205    (29,390)
                                                                          -----     -----     ----------  ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            --        --          5,556         --
   Net transfers from (to) other Divisions or fixed rate option              --        --        315,883    (46,446)
   Mortality reserve transfers                                               --        --             --         --
   Contract withdrawals                                                      --        --       (427,255)   (54,613)
   Death benefits                                                            --        --        (20,934)        --
   Annuity benefits                                                         (49)      (46)           (48)       (44)
                                                                          -----     -----     ----------  ---------
Increase (decrease) in net assets resulting from principal transactions     (49)      (46)      (126,798)  (101,103)
                                                                          -----     -----     ----------  ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (31)      (43)       (35,593)  (130,493)

NET ASSETS:
   Beginning of year                                                        210       206      2,729,905    759,378
                                                                          -----     -----     ----------  ---------
   End of year                                                            $ 179     $ 163     $2,694,312  $ 628,885
                                                                          =====     =====     ==========  =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                            Divisions
                                                   ----------------------------------------------------------
                                                                   The Dreyfus
                                                     Dreyfus IP      Socially     Dreyfus VIF
                                                       MidCap      Responsible     Developing    Dreyfus VIF
                                                       Stock          Growth        Leaders      Quality Bond
                                                    Portfolio -    Fund, Inc. -   Portfolio -    Portfolio -
                                                   Initial shares Initial shares Initial shares Initial shares
                                                   -------------- -------------- -------------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                      $   (8,031)    $  (22,636)   $   (27,956)   $   152,306
   Net realized gain (loss) on investments              137,603       (297,641)       107,734        (56,366)
   Capital gain distributions from mutual funds         169,372             --        271,654             --
   Net change in unrealized appreciation
     (depreciation) of investments                     (238,432)       442,292       (286,756)        18,784
                                                     ----------     ----------    -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                             60,512        122,015         64,676        114,724
                                                     ----------     ----------    -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         1,250          1,924          4,804          1,494
   Net transfers from (to) other Divisions or
     fixed rate option                                  136,941        (73,528)       (45,869)      (269,608)
   Mortality reserve transfers                               --             --             --             --
   Contract withdrawals                                (516,570)      (700,923)      (978,753)    (1,450,046)
   Death benefits                                        (7,649)       (14,215)       (46,879)       (55,974)
   Annuity benefits                                          --             --             --             --
                                                     ----------     ----------    -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (386,028)      (786,742)    (1,066,697)    (1,774,134)
                                                     ----------     ----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (325,516)      (664,727)    (1,002,021)    (1,659,410)

NET ASSETS:
   Beginning of year                                  1,079,713      2,200,322      3,594,950      5,563,497
                                                     ----------     ----------    -----------    -----------
   End of year                                       $  754,197     $1,535,595    $ 2,592,929    $ 3,904,087
                                                     ==========     ==========    ===========    ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $  (14,147)    $  (35,001)   $   (53,606)   $   140,586
   Net realized gain (loss) on investments               53,622       (604,570)        83,019        (45,528)
   Capital gain distributions from mutual funds           4,404             --             --             --
   Net change in unrealized appreciation
     (depreciation) of investments                       30,775        680,611        117,384        (25,489)
                                                     ----------     ----------    -----------    -----------
Increase (decrease) in net assets resulting from
  operations                                             74,654         41,040        146,797         69,569
                                                     ----------     ----------    -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         1,572            858         19,238         18,642
   Net transfers from (to) other Divisions or
     fixed rate option                                  (48,286)      (195,591)      (300,956)      (109,440)
   Mortality reserve transfers                               --             --             --             --
   Contract withdrawals                                (117,945)      (690,910)      (886,596)    (1,214,821)
   Death benefits                                       (10,407)       (87,108)       (21,991)      (180,922)
   Annuity benefits                                         (51)            --            (47)           (46)
                                                     ----------     ----------    -----------    -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (175,117)      (972,751)    (1,190,352)    (1,486,587)
                                                     ----------     ----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (100,463)      (931,711)    (1,043,555)    (1,417,018)

NET ASSETS:
   Beginning of year                                  1,180,176      3,132,033      4,638,505      6,980,515
                                                     ----------     ----------    -----------    -----------
   End of year                                       $1,079,713     $2,200,322    $ 3,594,950    $ 5,563,497
                                                     ==========     ==========    ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                          Divisions
                                                                        ---------------------------------------------
                                                                                    Evergreen  Fidelity   Fidelity VIP
                                                                         Evergreen     VA      VIP Asset     Asset
                                                                          VA High   Strategic   Manager     Manager
                                                                          Income     Income   Portfolio - Portfolio -
                                                                          Fund -     Fund -     Initial     Service
                                                                          Class 1    Class 1     Class      Class 2
                                                                        ----------  --------- ----------- ------------
For the Year Ended December 31, 2006
OPERATIONS:

   Net investment income (loss)                                         $  382,733  $     --   $  1,389    $   14,635
   Net realized gain (loss) on investments                                   1,161        --        102        48,099
   Capital gain distributions from mutual funds                                 --        --         --            --
   Net change in unrealized appreciation (depreciation) of investments      75,011        --      5,585       (14,147)
                                                                        ----------  --------   --------    ----------
Increase (decrease) in net assets resulting from operations                458,905        --      7,076        48,587
                                                                        ----------  --------   --------    ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               --        --         --         4,634
   Net transfers from (to) other Divisions or fixed rate option                 (9)       --         (4)       41,863
   Mortality reserve transfers                                                  --        --         --            --
   Contract withdrawals                                                         --        --       (141)     (363,019)
   Death benefits                                                               --        --         --            --
   Annuity benefits                                                             --        --         --          (165)
                                                                        ----------  --------   --------    ----------
Increase (decrease) in net assets resulting from principal transactions         (9)       --       (145)     (316,687)
                                                                        ----------  --------   --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    458,896        --      6,931      (268,100)

NET ASSETS:
   Beginning of year                                                     5,387,853        --    124,771     1,061,012
                                                                        ----------  --------   --------    ----------
   End of year                                                          $5,846,749  $     --   $131,702    $  792,912
                                                                        ==========  ========   ========    ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $  297,599  $    (50)  $  1,455    $   13,687
   Net realized gain (loss) on investments                                  21,902       937          3         7,866
   Capital gain distributions from mutual funds                                 --        --         43           388
   Net change in unrealized appreciation (depreciation) of investments    (264,419)   (1,677)     1,336         1,428
                                                                        ----------  --------   --------    ----------
Increase (decrease) in net assets resulting from operations                 55,082      (790)     2,837        23,369
                                                                        ----------  --------   --------    ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               --        --         --         2,499
   Net transfers from (to) other Divisions or fixed rate option           (301,998)       --         --       (20,248)
   Mortality reserve transfers                                                  --        --         --            --
   Contract withdrawals                                                    (30,785)  (33,950)    (6,076)     (121,042)
   Death benefits                                                               --        --    (17,298)       (1,837)
   Annuity benefits                                                             --        --         --           (46)
                                                                        ----------  --------   --------    ----------
Increase (decrease) in net assets resulting from principal transactions   (332,783)  (33,950)   (23,374)     (140,674)
                                                                        ----------  --------   --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (277,701)  (34,740)   (20,537)     (117,305)

NET ASSETS:
   Beginning of year                                                     5,665,554    34,740    145,308     1,178,317
                                                                        ----------  --------   --------    ----------
   End of year                                                          $5,387,853  $     --   $124,771    $1,061,012
                                                                        ==========  ========   ========    ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                            Divisions
                                         ------------------------------------------------------------------------------
                                            Fidelity VIP        Fidelity VIP        Fidelity VIP        Fidelity VIP
                                             Contrafund         Equity-Income          Growth             Index 500
                                         Portfolio - Service Portfolio - Service Portfolio - Service Portfolio - Initial
                                               Class 2             Class 2             Class 2              Class
                                         ------------------- ------------------- ------------------- -------------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)              $   (13,208)        $   56,256          $  (25,196)          $    470
   Net realized gain (loss) on
     investments                                 554,581            142,950              67,458              4,384
   Capital gain distributions from
     mutual funds                                249,388            412,043                  --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                (475,904)           (48,633)             58,840              2,458
                                             -----------         ----------          ----------           --------
Increase (decrease) in net assets
  resulting from operations                      314,857            562,616             101,102              7,312
                                             -----------         ----------          ----------           --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                 12,111             11,883               3,077                 --
   Net transfers from (to) other
     Divisions or fixed rate option              240,852            (11,749)             50,573                 (8)
   Mortality reserve transfers                        --                 --                  --                 --
   Contract withdrawals                       (1,038,596)          (955,819)           (695,537)              (210)
   Death benefits                                (92,806)           (15,762)            (27,790)           (34,528)
   Annuity benefits                                 (199)              (182)               (165)                --
                                             -----------         ----------          ----------           --------
Increase (decrease) in net assets
  resulting from principal transactions         (878,638)          (971,629)           (669,842)           (34,746)
                                             -----------         ----------          ----------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (563,781)          (409,013)           (568,740)           (27,434)

NET ASSETS:
   Beginning of year                           3,617,233          3,679,123           2,455,944             73,329
                                             -----------         ----------          ----------           --------
   End of year                               $ 3,053,452         $3,270,110          $1,887,204           $ 45,895
                                             ===========         ==========          ==========           ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $   (42,107)        $    6,706          $  (26,630)          $    289
   Net realized gain (loss) on
     investments                                 322,388             56,343             (15,315)               710
   Capital gain distributions from
     mutual funds                                    634            143,767                  --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 186,753            (63,556)            134,689              1,361
                                             -----------         ----------          ----------           --------
Increase (decrease) in net assets
  resulting from operations                      467,668            143,260              92,744              2,360
                                             -----------         ----------          ----------           --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                 21,312             18,554              23,015                 --
   Net transfers from (to) other
     Divisions or fixed rate option              415,545             25,009              (2,484)                 6
   Mortality reserve transfers                        --                 --                  --                 --
   Contract withdrawals                       (1,033,779)          (584,494)           (338,361)           (11,582)
   Death benefits                                (26,929)           (32,408)               (386)                --
   Annuity benefits                                  (52)               (48)                (45)                --
                                             -----------         ----------          ----------           --------
Increase (decrease) in net assets
  resulting from principal transactions         (623,903)          (573,387)           (318,261)           (11,576)
                                             -----------         ----------          ----------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS         (156,235)          (430,127)           (225,517)            (9,216)

NET ASSETS:
   Beginning of year                           3,773,468          4,109,250           2,681,461             82,545
                                             -----------         ----------          ----------           --------
   End of year                               $ 3,617,233         $3,679,123          $2,455,944           $ 73,329
                                             ===========         ==========          ==========           ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                   Divisions
                                                   -------------------------------------------------------------------------
                                                                                                                  Franklin
                                                                                                 Franklin        Templeton -
                                                    Fidelity VIP Mid      Fidelity VIP     Templeton - Franklin Franklin U.S.
                                                           Cap              Overseas         Small Cap Value     Government
                                                   Portfolio - Service Portfolio - Initial  Securities Fund -      Fund -
                                                         Class 2              Class              Class 2           Class 2
                                                   ------------------- ------------------- -------------------- -------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                           $  --              $  (243)             $  --             $  --
   Net realized gain (loss) on investments                   44                  140                 51                --
   Capital gain distributions from mutual funds              27                  210                 --                --
   Net change in unrealized appreciation
     (depreciation) of investments                          (56)               5,311                (33)               (2)
                                                          -----              -------              -----             -----
Increase (decrease) in net assets resulting from
  operations                                                 15                5,418                 18                (2)
                                                          -----              -------              -----             -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                   --                 --                --
   Net transfers from (to) other Divisions or
     fixed rate option                                       --                   (7)                --                --
   Mortality reserve transfers                               --                   --                 --                --
   Contract withdrawals                                      --                 (200)                --                --
   Death benefits                                            --                   --                 --                --
   Annuity benefits                                        (228)                  --               (206)             (159)
                                                          -----              -------              -----             -----
Increase (decrease) in net assets resulting from
  principal transactions                                   (228)                (207)              (206)             (159)
                                                          -----              -------              -----             -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (213)               5,211               (188)             (161)

NET ASSETS:
   Beginning of year                                        213               33,413                188               161
                                                          -----              -------              -----             -----
   End of year                                            $  --              $38,624              $  --             $  --
                                                          =====              =======              =====             =====
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                           $  (1)             $  (237)             $   1             $   8
   Net realized gain (loss) on investments                   13               (1,030)                 8                --
   Capital gain distributions from mutual funds               4                  175                  1                --
   Net change in unrealized appreciation
     (depreciation) of investments                           22                5,981                  7                (4)
                                                          -----              -------              -----             -----
Increase (decrease) in net assets resulting from
  operations                                                 38                4,889                 17                 4
                                                          -----              -------              -----             -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                   --                 --                --
   Net transfers from (to) other Divisions or
     fixed rate option                                       (1)                  (2)                --                --
   Mortality reserve transfers                               --                   --                 --                --
   Contract withdrawals                                      --               (5,635)                --                --
   Death benefits                                            --                   --                 --                --
   Annuity benefits                                         (56)                  --                (52)              (45)
                                                          -----              -------              -----             -----
Increase (decrease) in net assets resulting from
  principal transactions                                    (57)              (5,637)               (52)              (45)
                                                          -----              -------              -----             -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (19)                (748)               (35)              (41)

NET ASSETS:
   Beginning of year                                        232               34,161                223               202
                                                          -----              -------              -----             -----
   End of year                                            $ 213              $33,413              $ 188             $ 161
                                                          =====              =======              =====             =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                     Divisions
                                                   -----------------------------------------------------------------------------
                                                        Franklin            Franklin               Franklin
                                                   Templeton - Mutual Templeton - Templeton  Templeton - Templeton     Goldman
                                                   Shares Securities   Foreign Securities   Global Asset Allocation Sachs Capital
                                                     Fund - Class 2      Fund - Class 2         Fund - Class 2       Growth Fund
                                                   ------------------ --------------------- ----------------------- -------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                          $  --             $   (1,667)            $    85,379         $ (1,727)
   Net realized gain (loss) on investments                  38                195,458                 213,907            9,217
   Capital gain distributions from mutual funds             --                     --                  94,618               --
   Net change in unrealized appreciation
     (depreciation) of investments                         (30)                40,709                (134,995)           2,055
                                                         -----             ----------             -----------         --------
Increase (decrease) in net assets resulting from
  operations                                                 8                234,500                 258,909            9,545
                                                         -----             ----------             -----------         --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           --                  1,337                   1,282               --
   Net transfers from (to) other Divisions or
     fixed rate option                                       1                 (7,816)                 86,389           (9,694)
   Mortality reserve transfers                              --                     --                      --               --
   Contract withdrawals                                     --               (680,862)             (1,182,395)         (44,523)
   Death benefits                                           --                (10,178)                (71,716)              --
   Annuity benefits                                       (192)                  (203)                     --               --
                                                         -----             ----------             -----------         --------
Increase (decrease) in net assets resulting from
  principal transactions                                  (191)              (697,722)             (1,166,440)         (54,217)
                                                         -----             ----------             -----------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (183)              (463,222)               (907,531)         (44,672)

NET ASSETS:
   Beginning of year                                       183              1,628,521               1,998,242          154,830
                                                         -----             ----------             -----------         --------
   End of year                                           $  --             $1,165,299             $ 1,090,711         $110,158
                                                         =====             ==========             ===========         ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $   1             $   (1,985)            $    49,510         $ (2,016)
   Net realized gain (loss) on investments                   7                (82,702)                 33,384            2,880
   Capital gain distributions from mutual funds              1                     --                      --               --
   Net change in unrealized appreciation
     (depreciation) of investments                          11                226,933                 (39,385)           1,238
                                                         -----             ----------             -----------         --------
Increase (decrease) in net assets resulting from
  operations                                                20                142,246                  43,509            2,102
                                                         -----             ----------             -----------         --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           --                  2,151                   1,391               --
   Net transfers from (to) other Divisions or
     fixed rate option                                      (1)               (77,167)                182,380                1
   Mortality reserve transfers                              --                     --                      --               --
   Contract withdrawals                                     --               (309,203)               (280,626)         (28,106)
   Death benefits                                           --                (54,254)                (30,273)              --
   Annuity benefits                                        (50)                   (51)                     --               --
                                                         -----             ----------             -----------         --------
Increase (decrease) in net assets resulting from
  principal transactions                                   (51)              (438,524)               (127,128)         (28,105)
                                                         -----             ----------             -----------         --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (31)              (296,278)                (83,619)         (26,003)

NET ASSETS:
   Beginning of year                                       214              1,924,799               2,081,861          180,833
                                                         -----             ----------             -----------         --------
   End of year                                           $ 183             $1,628,521             $ 1,998,242         $154,830
                                                         =====             ==========             ===========         ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                 Divisions
                                                   --------------------------------------------------------------------
                                                       Janus Aspen
                                                         Series            Janus Aspen         Janus Aspen
                                                      International      Series Mid Cap     Series Worldwide   JPMorgan
                                                         Growth              Growth              Growth         Mid Cap
                                                   Portfolio - Service Portfolio - Service Portfolio - Service   Value
                                                         Shares              Shares              Shares        Portfolio
                                                   ------------------- ------------------- ------------------- ---------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                         $   3,192          $  (10,225)          $   1,259        $  --
   Net realized gain (loss) on investments                 96,950              96,607               5,262           46
   Capital gain distributions from mutual funds                --                  --                  --           --
   Net change in unrealized appreciation
     (depreciation) of investments                        112,266              (4,424)             64,109          (32)
                                                        ---------          ----------           ---------        -----
Increase (decrease) in net assets resulting from
  operations                                              212,408              81,958              70,630           14
                                                        ---------          ----------           ---------        -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             984               1,510                 450           --
   Net transfers from (to) other Divisions or
     fixed rate option                                    158,402             (21,779)              2,485         (201)
   Mortality reserve transfers                                 --                  --                  --           --
   Contract withdrawals                                  (123,025)           (273,918)           (123,152)          --
   Death benefits                                         (70,207)                 --                  --           --
   Annuity benefits                                          (278)               (193)                 --           --
                                                        ---------          ----------           ---------        -----
Increase (decrease) in net assets resulting from
  principal transactions                                  (34,124)           (294,380)           (120,217)        (201)
                                                        ---------          ----------           ---------        -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                   178,284            (212,422)            (49,587)        (187)

NET ASSETS:
   Beginning of year                                      505,918             878,051             522,297          187
                                                        ---------          ----------           ---------        -----
   End of year                                          $ 684,202          $  665,629           $ 472,710        $  --
                                                        =========          ==========           =========        =====
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  (1,058)         $  (12,273)          $  (1,466)       $  --
   Net realized gain (loss) on investments                 29,530              31,767                (919)           8
   Capital gain distributions from mutual funds                --                  --                  --            3
   Net change in unrealized appreciation
     (depreciation) of investments                         85,400              67,435              17,138            8
                                                        ---------          ----------           ---------        -----
Increase (decrease) in net assets resulting from
  operations                                              113,872              86,929              14,753           19
                                                        ---------          ----------           ---------        -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                             966               1,377                 925           --
   Net transfers from (to) other Divisions or
     fixed rate option                                     71,776              (7,013)            (21,435)          --
   Mortality reserve transfers                                 --                  --                  --           --
   Contract withdrawals                                   (74,815)           (208,645)           (198,746)          --
   Death benefits                                              --                (625)            (14,018)          --
   Annuity benefits                                           (60)                (51)                (47)         (52)
                                                        ---------          ----------           ---------        -----
Increase (decrease) in net assets resulting from
  principal transactions                                   (2,133)           (214,957)           (233,321)         (52)
                                                        ---------          ----------           ---------        -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                   111,739            (128,028)           (218,568)         (33)

NET ASSETS:
   Beginning of year                                      394,179           1,006,079             740,865          220
                                                        ---------          ----------           ---------        -----
   End of year                                          $ 505,918          $  878,051           $ 522,297        $ 187
                                                        =========          ==========           =========        =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                             Divisions
                                                   ------------------------------------------------------------
                                                                                                    MFS VIT
                                                                               MFS VIT Capital      Emerging
                                                   JPMorgan Small               Opportunities        Growth
                                                      Company     LEVCO Equity Series - Initial Series - Initial
                                                     Portfolio     Value Fund       Class            Class
                                                   -------------- ------------ ---------------- ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                      $  (5,704)     $    (10)     $  (10,968)     $   (51,786)
   Net realized gain (loss) on investments              67,262         7,939          40,636         (409,783)
   Capital gain distributions from mutual funds         11,736            --              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                     (14,050)       (6,402)        103,164          659,553
                                                     ---------      --------      ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                            59,244         1,527         132,832          197,984
                                                     ---------      --------      ----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          564            --           2,520            4,908
   Net transfers from (to) other Divisions or
     fixed rate option                                 212,431       (43,015)        (45,148)        (285,365)
   Mortality reserve transfers                              --            --              --               --
   Contract withdrawals                               (322,731)           --        (404,801)      (1,482,558)
   Death benefits                                      (10,577)           --         (13,133)         (20,210)
   Annuity benefits                                       (197)           --              --               --
                                                     ---------      --------      ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                              (120,510)      (43,015)       (460,562)      (1,783,225)
                                                     ---------      --------      ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (61,266)      (41,488)       (327,730)      (1,585,241)

NET ASSETS:
   Beginning of year                                   442,255        41,488       1,471,930        4,647,975
                                                     ---------      --------      ----------      -----------
   End of year                                       $ 380,989      $     --      $1,144,200      $ 3,062,734
                                                     =========      ========      ==========      ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $  (6,179)     $   (215)     $   (9,194)     $   (67,613)
   Net realized gain (loss) on investments              29,865         8,099          28,014       (1,281,203)
   Capital gain distributions from mutual funds         59,828           695              --               --
   Net change in unrealized appreciation
     (depreciation) of investments                     (76,618)       (3,229)        (22,187)       1,679,959
                                                     ---------      --------      ----------      -----------
Increase (decrease) in net assets resulting from
  operations                                             6,896         5,350          (3,367)         331,143
                                                     ---------      --------      ----------      -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          237            --          15,569           14,094
   Net transfers from (to) other Divisions or
     fixed rate option                                 100,893       (29,515)        (47,723)        (275,972)
   Mortality reserve transfers                              --            --              --               --
   Contract withdrawals                               (113,263)           --        (249,091)      (1,138,294)
   Death benefits                                       (1,109)           --            (310)         (47,762)
   Annuity benefits                                        (51)           --             (47)             (47)
                                                     ---------      --------      ----------      -----------
Increase (decrease) in net assets resulting from
  principal transactions                               (13,293)      (29,515)       (281,602)      (1,447,981)
                                                     ---------      --------      ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,397)      (24,165)       (284,969)      (1,116,838)

NET ASSETS:
   Beginning of year                                   448,652        65,653       1,756,899        5,764,813
                                                     ---------      --------      ----------      -----------
   End of year                                       $ 442,255      $ 41,488      $1,471,930      $ 4,647,975
                                                     =========      ========      ==========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                          Divisions
                                                                        ---------------------------------------------
                                                                                                Neuberger   Neuberger
                                                                        MFS VIT New  MFS VIT     Berman      Berman
                                                                         Discovery   Research      AMT     AMT Mid-Cap
                                                                         Series -    Series -   Balanced     Growth
                                                                          Initial    Initial   Portfolio - Portfolio -
                                                                           Class      Class      Class I     Class I
                                                                        ----------- ---------  ----------- -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                          $  (8,295) $  (6,305)   $   (68)   $  (7,867)
   Net realized gain (loss) on investments                                  17,570     53,107         26      185,048
   Capital gain distributions from mutual funds                             11,700         --         --           --
   Net change in unrealized appreciation (depreciation) of investments      38,074      9,539        831      (89,241)
                                                                         ---------  ---------    -------    ---------
Increase (decrease) in net assets resulting from operations                 59,049     56,341        789       87,940
                                                                         ---------  ---------    -------    ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                               55        400         --          774
   Net transfers from (to) other Divisions or fixed rate option             (3,823)   (37,651)        --     (122,064)
   Mortality reserve transfers                                                  --         --         --           --
   Contract withdrawals                                                   (182,102)  (293,400)        (4)    (267,055)
   Death benefits                                                          (26,107)        --         --       (7,885)
   Annuity benefits                                                           (177)      (181)        --         (199)
                                                                         ---------  ---------    -------    ---------
Increase (decrease) in net assets resulting from principal transactions   (212,154)  (330,832)        (4)    (396,429)
                                                                         ---------  ---------    -------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (153,105)  (274,491)       785     (308,489)

NET ASSETS:
   Beginning of year                                                       686,906    960,037      8,784      873,352
                                                                         ---------  ---------    -------    ---------
   End of year                                                           $ 533,801  $ 685,546    $ 9,569    $ 564,863
                                                                         =========  =========    =======    =========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                          $  (9,579) $  (8,300)   $   (51)   $ (11,113)
   Net realized gain (loss) on investments                                  10,502     16,614        156       15,882
   Capital gain distributions from mutual funds                                 --         --         --           --
   Net change in unrealized appreciation (depreciation) of investments      19,552     47,955        503       88,596
                                                                         ---------  ---------    -------    ---------
Increase (decrease) in net assets resulting from operations                 20,475     56,269        608       93,365
                                                                         ---------  ---------    -------    ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                           20,634      1,225         --        1,222
   Net transfers from (to) other Divisions or fixed rate option            (35,107)    45,542         (1)      56,891
   Mortality reserve transfers                                                  --         --         --           --
   Contract withdrawals                                                   (119,345)  (117,589)    (2,613)    (113,781)
   Death benefits                                                             (907)      (712)        --           --
   Annuity benefits                                                            (45)       (48)        --          (49)
                                                                         ---------  ---------    -------    ---------
Increase (decrease) in net assets resulting from principal transactions   (134,770)   (71,582)    (2,614)     (55,717)
                                                                         ---------  ---------    -------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (114,295)   (15,313)    (2,006)      37,648

NET ASSETS:
   Beginning of year                                                       801,201    975,350     10,790      835,704
                                                                         ---------  ---------    -------    ---------
   End of year                                                           $ 686,906  $ 960,037    $ 8,784    $ 873,352
                                                                         =========  =========    =======    =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                            Divisions
                                                                        -------------------------------------------------
                                                                         Neuberger              Oppenheimer
                                                                          Berman    Oppenheimer   Global      PIMCO VIT
                                                                            AMT      Balanced   Securities   Real Return
                                                                         Partners    Fund/VA -   Fund/VA -   Portfolio -
                                                                        Portfolio - Non-Service Non-Service Administrative
                                                                          Class I     Shares      Shares        Class
                                                                        ----------- ----------- ----------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                           $    --      $   3       $   2     $    91,945
   Net realized gain (loss) on investments                                     --         --          43         151,209
   Capital gain distributions from mutual funds                                --          8          11          71,260
   Net change in unrealized appreciation (depreciation) of investments         --        (11)        (47)       (342,201)
                                                                          -------      -----       -----     -----------
Increase (decrease) in net assets resulting from operations                    --         --           9         (27,787)
                                                                          -------      -----       -----     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --         --          --           4,843
   Net transfers from (to) other Divisions or fixed rate option                --          1          --        (325,151)
   Mortality reserve transfers                                                 --         --          --              --
   Contract withdrawals                                                        --         --          --      (1,047,059)
   Death benefits                                                              --         --          --         (69,821)
   Annuity benefits                                                            --       (174)       (211)           (165)
                                                                          -------      -----       -----     -----------
Increase (decrease) in net assets resulting from principal transactions        --       (173)       (211)     (1,437,353)
                                                                          -------      -----       -----     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        --       (173)       (202)     (1,465,140)

NET ASSETS:
   Beginning of year                                                           --        173         202       4,090,914
                                                                          -------      -----       -----     -----------
   End of year                                                            $    --      $  --       $  --     $ 2,625,774
                                                                          =======      =====       =====     ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                           $    (6)     $   3       $   2     $    62,235
   Net realized gain (loss) on investments                                    442          3          10         163,649
   Capital gain distributions from mutual funds                                --          8          --          44,773
   Net change in unrealized appreciation (depreciation) of investments       (329)        (7)         16        (239,233)
                                                                          -------      -----       -----     -----------
Increase (decrease) in net assets resulting from operations                   107          7          28          31,424
                                                                          -------      -----       -----     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --         --          --          15,938
   Net transfers from (to) other Divisions or fixed rate option                --         --          --          67,795
   Mortality reserve transfers                                                 --         --          --              --
   Contract withdrawals                                                    (3,037)        --          --        (680,895)
   Death benefits                                                              --         --          --         (10,080)
   Annuity benefits                                                            --        (47)        (52)            (46)
                                                                          -------      -----       -----     -----------
Increase (decrease) in net assets resulting from principal transactions    (3,037)       (47)        (52)       (607,288)
                                                                          -------      -----       -----     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (2,930)       (40)        (24)       (575,864)

NET ASSETS:
   Beginning of year                                                        2,930        213         226       4,666,778
                                                                          -------      -----       -----     -----------
   End of year                                                            $    --      $ 173       $ 202     $ 4,090,914
                                                                          =======      =====       =====     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                               Divisions
                                                                        ------------------------------------------------------
                                                                                                                     Pioneer
                                                                          PIMCO VIT      PIMCO VIT                   Growth
                                                                          Short-Term    Total Return    Pioneer   Opportunities
                                                                         Portfolio -    Portfolio -    Fund VCT        VCT
                                                                        Administrative Administrative Portfolio -  Portfolio -
                                                                            Class          Class        Class I      Class I
                                                                        -------------- -------------- ----------- -------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                           $   33,286     $  106,582   $   (1,209)  $  (29,122)
   Net realized gain (loss) on investments                                        29         13,775      100,597       96,479
   Capital gain distributions from mutual funds                                   --         17,095           --           --
   Net change in unrealized appreciation (depreciation) of investments        (1,272)       (56,330)      96,533       15,331
                                                                          ----------     ----------   ----------   ----------
Increase (decrease) in net assets resulting from operations                   32,043         81,122      195,921       82,688
                                                                          ----------     ----------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              1,179          9,296          150        3,914
   Net transfers from (to) other Divisions or fixed rate option                2,563         63,519      (38,919)    (152,024)
   Mortality reserve transfers                                                    --             --           --           --
   Contract withdrawals                                                     (320,465)      (700,803)    (716,260)    (651,022)
   Death benefits                                                                 --        (30,085)     (16,086)     (19,968)
   Annuity benefits                                                             (160)          (163)          --           --
                                                                          ----------     ----------   ----------   ----------
Increase (decrease) in net assets resulting from principal transactions     (316,883)      (658,236)    (771,115)    (819,100)
                                                                          ----------     ----------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (284,840)      (577,114)    (575,194)    (736,412)

NET ASSETS:
   Beginning of year                                                       1,228,687      3,752,964    1,695,800    2,465,661
                                                                          ----------     ----------   ----------   ----------
   End of year                                                            $  943,847     $3,175,850   $1,120,606   $1,729,249
                                                                          ==========     ==========   ==========   ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                           $   17,629     $   81,497   $     (771)  $  (36,751)
   Net realized gain (loss) on investments                                       792         40,005       18,573       35,690
   Capital gain distributions from mutual funds                                   --         60,192           --           --
   Net change in unrealized appreciation (depreciation) of investments        (4,539)      (137,226)      64,976      126,850
                                                                          ----------     ----------   ----------   ----------
Increase (decrease) in net assets resulting from operations                   13,882         44,468       82,778      125,789
                                                                          ----------     ----------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                                767         27,517          194        5,519
   Net transfers from (to) other Divisions or fixed rate option               79,275        155,571      (72,686)    (100,650)
   Mortality reserve transfers                                                    --             --           --           --
   Contract withdrawals                                                     (137,142)      (627,565)    (433,382)    (781,416)
   Death benefits                                                                 --        (96,907)      (9,699)     (16,498)
   Annuity benefits                                                              (43)           (45)          --           --
                                                                          ----------     ----------   ----------   ----------
Increase (decrease) in net assets resulting from principal transactions      (57,143)      (541,429)    (515,573)    (893,045)
                                                                          ----------     ----------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (43,261)      (496,961)    (432,795)    (767,256)

NET ASSETS:
   Beginning of year                                                       1,271,948      4,249,925    2,128,595    3,232,917
                                                                          ----------     ----------   ----------   ----------
   End of year                                                            $1,228,687     $3,752,964   $1,695,800   $2,465,661
                                                                          ==========     ==========   ==========   ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                            Divisions
                                                                        ------------------------------------------------
                                                                                                  Putnam VT
                                                                         Putnam VT  Putnam VT   International
                                                                        Diversified Growth and   Growth and
                                                                          Income      Income       Income        Royce
                                                                          Fund -      Fund -       Fund -      Small-Cap
                                                                         Class IB    Class IB     Class IB     Portfolio
                                                                        ----------- ----------  ------------- ----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                            $  10    $    5,207    $  (1,721)  $   (5,536)
   Net realized gain (loss) on investments                                    (4)       95,062      102,325        4,034
   Capital gain distributions from mutual funds                               --        59,483           --       79,926
   Net change in unrealized appreciation (depreciation) of investments        (5)      165,235      109,038      155,150
                                                                           -----    ----------    ---------   ----------
Increase (decrease) in net assets resulting from operations                    1       324,987      209,642      233,574
                                                                           -----    ----------    ---------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --         7,782          455           --
   Net transfers from (to) other Divisions or fixed rate option               --        (5,981)      67,563       43,029
   Mortality reserve transfers                                                --            --           --           --
   Contract withdrawals                                                       --      (585,961)    (117,172)          --
   Death benefits                                                             --       (29,917)     (31,605)          --
   Annuity benefits                                                         (171)           --         (221)          --
                                                                           -----    ----------    ---------   ----------
Increase (decrease) in net assets resulting from principal transactions     (171)     (614,077)     (80,980)      43,029
                                                                           -----    ----------    ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (170)     (289,090)     128,662      276,603

NET ASSETS:
   Beginning of year                                                         170     2,704,936      862,246    1,514,045
                                                                           -----    ----------    ---------   ----------
   End of year                                                             $  --    $2,415,846    $ 990,908   $1,790,648
                                                                           =====    ==========    =========   ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                            $  15    $    6,832    $  (3,752)  $   (5,112)
   Net realized gain (loss) on investments                                     1        32,534       26,180        5,689
   Capital gain distributions from mutual funds                               --            --           --       15,842
   Net change in unrealized appreciation (depreciation) of investments       (10)       61,141       72,803       85,992
                                                                           -----    ----------    ---------   ----------
Increase (decrease) in net assets resulting from operations                    6       100,507       95,231      102,411
                                                                           -----    ----------    ---------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --        32,270        8,335       60,388
   Net transfers from (to) other Divisions or fixed rate option               (1)       (9,793)     119,069      313,477
   Mortality reserve transfers                                                --            --           --           --
   Contract withdrawals                                                       --      (287,051)     (73,220)     (12,754)
   Death benefits                                                             --       (19,741)          --           --
   Annuity benefits                                                          (46)          (46)         (51)          --
                                                                           -----    ----------    ---------   ----------
Increase (decrease) in net assets resulting from principal transactions      (47)     (284,361)      54,133      361,111
                                                                           -----    ----------    ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (41)     (183,854)     149,364      463,522

NET ASSETS:
   Beginning of year                                                         211     2,888,790      712,882    1,050,523
                                                                           -----    ----------    ---------   ----------
   End of year                                                             $ 170    $2,704,936    $ 862,246   $1,514,045
                                                                           =====    ==========    =========   ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                             Divisions
                                                                        --------------------------------------------------
                                                                        SunAmerica - SunAmerica -  UIF Core    UIF Emerging
                                                                         Aggressive   SunAmerica  Plus Fixed     Markets
                                                                           Growth      Balanced     Income        Equity
                                                                        Portfolio -  Portfolio -  Portfolio -  Portfolio -
                                                                          Class 1      Class 1      Class I      Class I
                                                                        ------------ ------------ -----------  ------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                            $  --        $  --     $    62,792   $  (15,640)
   Net realized gain (loss) on investments                                    37            6          22,469      478,509
   Capital gain distributions from mutual funds                               --           --          12,967       60,147
   Net change in unrealized appreciation (depreciation) of investments       (30)          (5)        (42,907)     223,934
                                                                           -----        -----     -----------   ----------
Increase (decrease) in net assets resulting from operations                    7            1          55,321      746,950
                                                                           -----        -----     -----------   ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --           --           1,050           45
   Net transfers from (to) other Divisions or fixed rate option               (1)          --         398,906      (12,045)
   Mortality reserve transfers                                                --           --              --           --
   Contract withdrawals                                                       --           --        (559,802)    (628,450)
   Death benefits                                                             --           --         (21,097)     (17,329)
   Annuity benefits                                                         (190)        (166)             --           --
                                                                           -----        -----     -----------   ----------
Increase (decrease) in net assets resulting from principal transactions     (191)        (166)       (180,943)    (657,779)
                                                                           -----        -----     -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (184)        (165)       (125,622)      89,171

NET ASSETS:
   Beginning of year                                                         184          165       2,592,775    2,442,958
                                                                           -----        -----     -----------   ----------
   End of year                                                             $  --        $  --     $ 2,467,153   $2,532,129
                                                                           =====        =====     ===========   ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                            $  (1)       $   4     $    59,463   $  (21,624)
   Net realized gain (loss) on investments                                     7            1          60,104      (19,871)
   Capital gain distributions from mutual funds                               --           --          20,915           --
   Net change in unrealized appreciation (depreciation) of investments        11           (2)        (58,971)     646,053
                                                                           -----        -----     -----------   ----------
Increase (decrease) in net assets resulting from operations                   17            3          81,511      604,558
                                                                           -----        -----     -----------   ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --           --             963        1,606
   Net transfers from (to) other Divisions or fixed rate option               --           --         127,396       57,638
   Mortality reserve transfers                                                --           --              --           --
   Contract withdrawals                                                       --           --      (1,015,620)    (347,304)
   Death benefits                                                             --           --         (79,780)     (36,716)
   Annuity benefits                                                          (49)         (45)             --       (3,868)
                                                                           -----        -----     -----------   ----------
Increase (decrease) in net assets resulting from principal transactions      (49)         (45)       (967,041)    (328,644)
                                                                           -----        -----     -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (32)         (42)       (885,530)     275,914

NET ASSETS:
   Beginning of year                                                         216          207       3,478,305    2,167,044
                                                                           -----        -----     -----------   ----------
   End of year                                                             $ 184        $ 165     $ 2,592,775   $2,442,958
                                                                           =====        =====     ===========   ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                          Divisions
                                                   -------------------------------------------------------
                                                   UIF Equity    UIF Global   UIF High    UIF International
                                                     Growth     Value Equity    Yield          Magnum
                                                   Portfolio -  Portfolio -  Portfolio -     Portfolio -
                                                     Class I      Class I      Class I         Class I
                                                   -----------  ------------ -----------  -----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                    $  (107,036) $     9,541  $   256,125     $  (43,607)
   Net realized gain (loss) on investments            (673,032)     232,646     (143,782)       102,747
   Capital gain distributions from mutual funds             --      180,919           --        257,085
   Net change in unrealized appreciation
     (depreciation) of investments                     905,794      392,186      141,852        378,238
                                                   -----------  -----------  -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                           125,726      815,292      254,195        694,463
                                                   -----------  -----------  -----------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        6,544        4,301        1,050          5,569
   Net transfers from (to) other Divisions or
     fixed rate option                                (526,037)       8,456      (12,998)       166,131
   Mortality reserve transfers                              --           --           --             --
   Contract withdrawals                             (1,875,313)  (1,008,161)  (1,286,314)      (904,432)
   Death benefits                                     (156,939)    (141,188)     (55,983)       (64,408)
   Annuity benefits                                         --           --           --             --
                                                   -----------  -----------  -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                            (2,551,745)  (1,136,592)  (1,354,245)      (797,140)
                                                   -----------  -----------  -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (2,426,019)    (321,300)  (1,100,050)      (102,677)

NET ASSETS:
   Beginning of year                                 9,168,173    4,925,118    4,439,353      3,368,662
                                                   -----------  -----------  -----------     ----------
   End of year                                     $ 6,742,154  $ 4,603,818  $ 3,339,303     $3,265,985
                                                   ===========  ===========  ===========     ==========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                    $   (85,967) $   (21,762) $   303,251     $   (7,227)
   Net realized gain (loss) on investments          (1,126,271)     152,236     (419,333)        57,675
   Capital gain distributions from mutual funds             --       36,804           --             --
   Net change in unrealized appreciation
     (depreciation) of investments                   2,377,592       36,941       86,081        244,115
                                                   -----------  -----------  -----------     ----------
Increase (decrease) in net assets resulting from
  operations                                         1,165,354      204,219      (30,001)       294,563
                                                   -----------  -----------  -----------     ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                       13,084        8,904        2,283          2,171
   Net transfers from (to) other Divisions or
     fixed rate option                                (343,861)      (7,631)    (161,314)      (118,919)
   Mortality reserve transfers                              --           --           --             --
   Contract withdrawals                             (2,471,587)  (1,399,010)  (1,036,385)      (705,418)
   Death benefits                                     (333,964)     (34,469)    (186,580)       (63,832)
   Annuity benefits                                        (48)      (3,184)         (45)        (2,600)
                                                   -----------  -----------  -----------     ----------
Increase (decrease) in net assets resulting from
  principal transactions                            (3,136,376)  (1,435,390)  (1,382,041)      (888,598)
                                                   -----------  -----------  -----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,971,022)  (1,231,171)  (1,412,042)      (594,035)

NET ASSETS:
   Beginning of year                                11,139,195    6,156,289    5,851,395      3,962,697
                                                   -----------  -----------  -----------     ----------
   End of year                                     $ 9,168,173  $ 4,925,118  $ 4,439,353     $3,368,662
                                                   ===========  ===========  ===========     ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                             Divisions
                                                                        --------------------------------------------------
                                                                                                                   VALIC
                                                                        UIF U.S. Mid UIF U.S. Real              Company I -
                                                                         Cap Value      Estate      UIF Value    Blue Chip
                                                                        Portfolio -   Portfolio -  Portfolio -    Growth
                                                                          Class I       Class I      Class I       Fund
                                                                        ------------ ------------- -----------  -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $  (119,525)  $   (11,541) $    32,662   $   (166)
   Net realized gain (loss) on investments                                  614,024       671,209      554,905     12,802
   Capital gain distributions from mutual funds                           1,316,331       271,563      919,134         --
   Net change in unrealized appreciation (depreciation) of investments       23,322       335,679     (278,503)      (932)
                                                                        -----------   -----------  -----------   --------
Increase (decrease) in net assets resulting from operations               1,834,152     1,266,910    1,228,198     11,704
                                                                        -----------   -----------  -----------   --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             6,374           580        3,044         --
   Net transfers from (to) other Divisions or fixed rate option            (384,819)     (121,807)      53,060     13,894
   Mortality reserve transfers                                                   --            --           --         --
   Contract withdrawals                                                  (2,481,560)     (964,666)  (1,847,821)   (48,688)
   Death benefits                                                           (98,183)      (36,768)    (220,209)        --
   Annuity benefits                                                              --            --           --         --
                                                                        -----------   -----------  -----------   --------
Increase (decrease) in net assets resulting from principal transactions  (2,958,188)   (1,122,661)  (2,011,926)   (34,794)
                                                                        -----------   -----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,124,036)      144,249     (783,728)   (23,090)

NET ASSETS:
   Beginning of year                                                     11,507,341     4,033,782    9,305,629    122,382
                                                                        -----------   -----------  -----------   --------
   End of year                                                          $10,383,305   $ 4,178,031  $ 8,521,901   $ 99,292
                                                                        ===========   ===========  ===========   ========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $  (134,330)  $    (7,879) $    (7,743)  $   (310)
   Net realized gain (loss) on investments                                  465,924       848,412      663,947      4,505
   Capital gain distributions from mutual funds                             175,244       116,980      565,443         --
   Net change in unrealized appreciation (depreciation) of investments      721,412      (351,153)    (949,252)     4,749
                                                                        -----------   -----------  -----------   --------
Increase (decrease) in net assets resulting from operations               1,228,250       606,360      272,395      8,944
                                                                        -----------   -----------  -----------   --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            18,911        18,906        3,075         --
   Net transfers from (to) other Divisions or fixed rate option             (20,474)      106,677      (11,576)    64,086
   Mortality reserve transfers                                                   --            --           --         --
   Contract withdrawals                                                  (3,152,820)   (1,521,765)  (2,548,563)   (42,874)
   Death benefits                                                          (337,126)      (86,139)    (136,724)        --
   Annuity benefits                                                          (3,939)           --       (3,367)        --
                                                                        -----------   -----------  -----------   --------
Increase (decrease) in net assets resulting from principal transactions  (3,495,448)   (1,482,321)  (2,697,155)    21,212
                                                                        -----------   -----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (2,267,198)     (875,961)  (2,424,760)    30,156

NET ASSETS:
   Beginning of year                                                     13,774,539     4,909,743   11,730,389     92,226
                                                                        -----------   -----------  -----------   --------
   End of year                                                          $11,507,341   $ 4,033,782  $ 9,305,629   $122,382
                                                                        ===========   ===========  ===========   ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                            Divisions
                                                                        -------------------------------------------------
                                                                                       VALIC        VALIC
                                                                           VALIC    Company I -  Company I -     VALIC
                                                                        Company I -   Health    International Company I -
                                                                        Core Value   Sciences     Equities      Mid Cap
                                                                           Fund        Fund         Fund      Index Fund
                                                                        ----------- ----------- ------------- -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                           $   123    $   (249)   $      535   $   (45,875)
   Net realized gain (loss) on investments                                  8,685       2,415       216,293       546,790
   Capital gain distributions from mutual funds                                --       7,340        43,847       289,321
   Net change in unrealized appreciation (depreciation) of investments        151      (4,845)      (74,237)     (349,139)
                                                                          -------    --------    ----------   -----------
Increase (decrease) in net assets resulting from operations                 8,959       4,661       186,438       441,097
                                                                          -------    --------    ----------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --          --           730         4,752
   Net transfers from (to) other Divisions or fixed rate option            (9,569)    (19,692)      (41,780)     (250,930)
   Mortality reserve transfers                                                 --          --            --            --
   Contract withdrawals                                                        --          --      (455,217)   (1,761,601)
   Death benefits                                                              --          --            --       (81,708)
   Annuity benefits                                                            --          --          (219)         (196)
                                                                          -------    --------    ----------   -----------
Increase (decrease) in net assets resulting from principal transactions    (9,569)    (19,692)     (496,486)   (2,089,683)
                                                                          -------    --------    ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (610)    (15,031)     (310,048)   (1,648,586)

NET ASSETS:
   Beginning of year                                                       53,905      75,883     1,135,694     6,008,627
                                                                          -------    --------    ----------   -----------
   End of year                                                            $53,295    $ 60,852    $  825,646   $ 4,360,041
                                                                          =======    ========    ==========   ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                           $   784    $   (256)   $    6,532   $   (17,096)
   Net realized gain (loss) on investments                                     16         471       (53,177)      244,010
   Capital gain distributions from mutual funds                                --       3,122            --       225,459
   Net change in unrealized appreciation (depreciation) of investments      1,344       4,773       194,589       167,894
                                                                          -------    --------    ----------   -----------
Increase (decrease) in net assets resulting from operations                 2,144       8,110       147,944       620,267
                                                                          -------    --------    ----------   -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                              --          --        16,843        19,977
   Net transfers from (to) other Divisions or fixed rate option                --      18,354       143,650        49,591
   Mortality reserve transfers                                                 --          --            --            --
   Contract withdrawals                                                        --     (21,974)     (201,132)   (1,160,455)
   Death benefits                                                              --          --            --      (122,979)
   Annuity benefits                                                            --          --           (51)          (50)
                                                                          -------    --------    ----------   -----------
Increase (decrease) in net assets resulting from principal transactions        --      (3,620)      (40,690)   (1,213,916)
                                                                          -------    --------    ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     2,144       4,490       107,254      (593,649)

NET ASSETS:
   Beginning of year                                                       51,761      71,393     1,028,440     6,602,276
                                                                          -------    --------    ----------   -----------
   End of year                                                            $53,905    $ 75,883    $1,135,694   $ 6,008,627
                                                                          =======    ========    ==========   ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                       Divisions
                                                   -------------------------------------------------
                                                      VALIC        VALIC        VALIC        VALIC
                                                     Company      Company      Company      Company
                                                    I - Money   I - Nasdaq- I - Science &  I - Small
                                                    Market I     100 Index   Technology    Cap Index
                                                      Fund         Fund         Fund         Fund
                                                   -----------  ----------- ------------- ----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                    $   308,888   $  (5,508)   $  (4,623)  $   (8,804)
   Net realized gain (loss) on investments                  --      31,740      (13,826)     117,608
   Capital gain distributions from mutual funds             --          --           --       35,303
   Net change in unrealized appreciation
     (depreciation) of investments                          --      (6,720)      23,954       (5,465)
                                                   -----------   ---------    ---------   ----------
Increase (decrease) in net assets resulting from
  operations                                           308,888      19,512        5,505      138,642
                                                   -----------   ---------    ---------   ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        6,874         605        1,110          595
   Net transfers from (to) other Divisions or
     fixed rate
   option                                            1,300,190     (66,488)     (32,165)     (61,195)
   Mortality reserve transfers                              --          --           --           --
   Contract withdrawals                             (1,553,545)   (174,540)     (77,643)    (237,564)
   Death benefits                                           --     (11,660)     (10,041)     (62,671)
   Annuity benefits                                     (2,034)       (161)        (158)        (191)
                                                   -----------   ---------    ---------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                              (248,515)   (252,244)    (118,897)    (361,026)
                                                   -----------   ---------    ---------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 60,373    (232,732)    (113,392)    (222,384)

NET ASSETS:
   Beginning of year                                 7,758,511     599,083      407,489      967,922
                                                   -----------   ---------    ---------   ----------
   End of year                                     $ 7,818,884   $ 366,351    $ 294,097   $  745,538
                                                   ===========   =========    =========   ==========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                    $   160,454   $  (7,626)   $  (6,117)  $   (3,421)
   Net realized gain (loss) on investments                  --     125,250      (25,685)     133,626
   Capital gain distributions from mutual funds             --          --           --       29,929
   Net change in unrealized appreciation
     (depreciation) of investments                          --    (118,454)      34,555     (143,941)
                                                   -----------   ---------    ---------   ----------
Increase (decrease) in net assets resulting from
  operations                                           160,454        (830)       2,753       16,193
                                                   -----------   ---------    ---------   ----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                       75,371      10,060        3,378        1,463
   Net transfers from (to) other Divisions or
     fixed rate option                                 (60,205)   (141,843)     (19,289)     (45,082)
   Mortality reserve transfers                              --          --           --           --
   Contract withdrawals                             (1,089,053)   (107,195)    (119,385)     (60,971)
   Death benefits                                      (30,305)         --           --           --
   Annuity benefits                                         --         (44)         (43)         (47)
                                                   -----------   ---------    ---------   ----------
Increase (decrease) in net assets resulting from
  principal transactions                            (1,104,192)   (239,022)    (135,339)    (104,637)
                                                   -----------   ---------    ---------   ----------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (943,738)   (239,852)    (132,586)     (88,444)

NET ASSETS:
   Beginning of year                                 8,702,249     838,935      540,075    1,056,366
                                                   -----------   ---------    ---------   ----------
   End of year                                     $ 7,758,511   $ 599,083    $ 407,489   $  967,922
                                                   ===========   =========    =========   ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                                         Divisions
                                                                 ---------------------------------------------------------
                                                                    VALIC
                                                                 Company I -
                                                                   Social                                      Van Kampen
                                                                  Awareness  VALIC Company I -  Van Kampen   Corporate Bond
                                                                    Fund     Stock Index Fund  Comstock Fund      Fund
                                                                 ----------- ----------------- ------------- --------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                    $  (24)      $   (34,192)    $    69,404    $   6,516
   Net realized gain (loss) on investments                             (4)         (165,099)         32,435       (1,622)
   Capital gain distributions from mutual funds                       135           170,664         268,905           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      289           809,586         393,920       (1,144)
                                                                   ------       -----------     -----------    ---------
Increase (decrease) in net assets resulting from operations           396           780,959         764,664        3,750
                                                                   ------       -----------     -----------    ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      --             7,349              --           --
   Net transfers from (to) other Divisions or fixed rate option        (1)         (295,029)         17,397            2
   Mortality reserve transfers                                         --                --              --           --
   Contract withdrawals                                                (2)       (2,019,248)       (453,262)    (163,228)
   Death benefits                                                      --           (67,780)        (51,598)          --
   Annuity benefits                                                    --              (176)         (6,291)          --
                                                                   ------       -----------     -----------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                         (3)       (2,374,884)       (493,754)    (163,226)
                                                                   ------       -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               393        (1,593,925)        270,910     (159,476)

NET ASSETS:
   Beginning of year                                                2,877         6,968,178       5,272,945      307,396
                                                                   ------       -----------     -----------    ---------
   End of year                                                     $3,270       $ 5,374,253     $ 5,543,855    $ 147,920
                                                                   ======       ===========     ===========    =========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                    $  (10)      $    16,230     $    55,447    $  12,126
   Net realized gain (loss) on investments                             (8)         (809,431)        111,736          (50)
   Capital gain distributions from mutual funds                        --           145,319         320,758           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                       87           865,442        (311,686)      (6,896)
                                                                   ------       -----------     -----------    ---------
Increase (decrease) in net assets resulting from operations            69           217,560         176,255        5,180
                                                                   ------       -----------     -----------    ---------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      --            58,802              --           --
   Net transfers from (to) other Divisions or fixed rate option        --          (324,886)            (66)      (3,409)
   Mortality reserve transfers                                         --                --              --           --
   Contract withdrawals                                                (2)       (1,778,312)     (1,236,712)      (4,737)
   Death benefits                                                      --          (127,362)       (107,884)          --
   Annuity benefits                                                    --               (46)         (5,919)          --
                                                                   ------       -----------     -----------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                         (2)       (2,171,804)     (1,350,581)      (8,146)
                                                                   ------       -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                67        (1,954,244)     (1,174,326)      (2,966)

NET ASSETS:
   Beginning of year                                                2,810         8,922,422       6,447,271      310,362
                                                                   ------       -----------     -----------    ---------
   End of year                                                     $2,877       $ 6,968,178     $ 5,272,945    $ 307,396
                                                                   ======       ===========     ===========    =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                              Divisions
                                     -----------------------------------------------------------
                                                                                   Van Kampen LIT
                                                     Van Kampen LIT Van Kampen LIT   Growth and
                                                       Enterprise     Government       Income
                                       Van Kampen     Portfolio -    Portfolio -    Portfolio -
                                     High Yield Fund    Class I        Class I        Class I
                                     --------------- -------------- -------------- --------------
For the Year Ended December 31,
  2006

OPERATIONS:
   Net investment income (loss)        $   287,540    $  (134,824)   $   242,035    $    (68,251)
   Net realized gain (loss) on
     investments                        (1,201,003)    (2,899,763)        (5,313)      2,774,144
   Capital gain distributions from
     mutual funds                               --             --             --       2,784,195
   Net change in unrealized
     appreciation (depreciation)
     of investments                      1,244,709      3,818,625       (109,893)        (24,587)
                                       -----------    -----------    -----------    ------------
Increase (decrease) in net assets
  resulting from operations                331,246        784,038        126,829       5,465,501
                                       -----------    -----------    -----------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            1,784         11,947          4,080          37,432
   Net transfers from (to) other
     Divisions or fixed rate option            (21)      (812,423)      (221,400)       (891,870)
   Mortality reserve transfers                  --             --             --              --
   Contract withdrawals                 (1,422,717)    (3,038,628)    (1,100,708)     (9,264,053)
   Death benefits                          (77,153)      (353,845)       (47,765)       (895,777)
   Annuity benefits                             --         (2,726)        (4,550)           (193)
                                       -----------    -----------    -----------    ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (1,498,107)    (4,195,675)    (1,370,343)    (11,014,461)
                                       -----------    -----------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                (1,166,861)    (3,411,637)    (1,243,514)     (5,548,960)

NET ASSETS:
   Beginning of year                     5,541,048     17,252,679      7,786,597      43,924,985
                                       -----------    -----------    -----------    ------------
   End of year                         $ 4,374,187    $13,841,042    $ 6,543,083    $ 38,376,025
                                       ===========    ===========    ===========    ============
For the Year Ended December 31,
  2005

OPERATIONS:
   Net investment income (loss)        $   395,533    $  (105,989)   $   258,977    $   (102,698)
   Net realized gain (loss) on
     investments                          (765,278)    (2,390,074)        47,050       2,667,016
   Capital gain distributions from
     mutual funds                               --             --             --       1,225,186
   Net change in unrealized
     appreciation (depreciation)
     of investments                        396,974      3,611,478       (115,148)        (15,658)
                                       -----------    -----------    -----------    ------------
Increase (decrease) in net assets
  resulting from operations                 27,229      1,115,415        190,879       3,773,846
                                       -----------    -----------    -----------    ------------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            1,784         19,947          1,445          51,986
   Net transfers from (to) other
     Divisions or fixed rate option            136       (624,949)      (250,059)        244,747
   Mortality reserve transfers             (38,814)       (79,601)       (68,341)             --
   Contract withdrawals                   (279,704)    (2,788,993)    (1,548,693)    (10,424,992)
   Death benefits                         (626,043)      (285,249)      (258,939)     (1,415,437)
   Annuity benefits                             --        (10,020)        (4,637)            (50)
                                       -----------    -----------    -----------    ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (942,641)    (3,768,865)    (2,129,224)    (11,543,746)
                                       -----------    -----------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  (915,412)    (2,653,450)    (1,938,345)     (7,769,900)

NET ASSETS:
   Beginning of year                     6,456,460     19,906,129      9,724,942      51,694,885
                                       -----------    -----------    -----------    ------------
   End of year                         $ 5,541,048    $17,252,679    $ 7,786,597    $ 43,924,985
                                       ===========    ===========    ===========    ============


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                                      Divisions
                                                             -----------------------------------------------------------
                                                             Van Kampen LIT  Van Kampen LIT
                                                              Money Market  Strategic Growth               Vanguard VIF
                                                              Portfolio -     Portfolio -     Van Kampen  High Yield Bond
                                                                Class I         Class I      Reserve Fund    Portfolio
                                                             -------------- ---------------- ------------ ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                               $    97,094     $  (171,683)     $  8,699        $  12
   Net realized gain (loss) on investments                             --      (3,938,114)           --           (6)
   Capital gain distributions from mutual funds                        --              --            --           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                       --       4,228,260            --           (4)
                                                              -----------     -----------      --------        -----
Increase (decrease) in net assets resulting from operations        97,094         118,463         8,699            2
                                                              -----------     -----------      --------        -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      --           6,042            --           --
   Net transfers from (to) other Divisions or fixed rate
     option                                                     3,484,054      (1,037,838)          (17)          --
   Mortality reserve transfers                                         --              --            --           --
   Contract withdrawals                                        (2,086,771)     (2,277,624)      (14,592)          --
   Death benefits                                                (146,077)       (306,423)       (7,983)          --
   Annuity benefits                                                (9,995)        (32,236)       (2,941)        (171)
                                                              -----------     -----------      --------        -----
Increase (decrease) in net assets resulting from principal
  transactions                                                  1,241,211      (3,648,079)      (25,533)        (171)
                                                              -----------     -----------      --------        -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                         1,338,305      (3,529,616)      (16,834)        (169)

NET ASSETS:
   Beginning of year                                            3,090,867      13,977,951       271,546          169
                                                              -----------     -----------      --------        -----
   End of year                                                $ 4,429,172     $10,448,335      $254,712        $  --
                                                              ===========     ===========      ========        =====
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                               $    48,927     $  (167,380)     $  4,206        $  15
   Net realized gain (loss) on investments                             --      (2,739,674)           --            1
   Capital gain distributions from mutual funds                        --              --            --           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                       --       3,730,049            --          (11)
                                                              -----------     -----------      --------        -----
Increase (decrease) in net assets resulting from operations        48,927         822,995         4,206            5
                                                              -----------     -----------      --------        -----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  16,200          15,677            --           --
   Net transfers from (to) other Divisions or fixed rate
     option                                                       872,032        (963,783)        3,421           (1)
   Mortality reserve transfers                                    (76,598)             --            --           --
   Contract withdrawals                                        (1,990,728)     (2,806,917)      (19,620)          --
   Death benefits                                                 (13,408)       (291,199)           --           --
   Annuity benefits                                               (13,115)        (31,576)       (2,957)         (46)
                                                              -----------     -----------      --------        -----
Increase (decrease) in net assets resulting from principal
  transactions                                                 (1,205,617)     (4,077,798)      (19,156)         (47)
                                                              -----------     -----------      --------        -----
TOTAL INCREASE (DECREASE) IN NET ASSETS                        (1,156,690)     (3,254,803)      (14,950)         (42)

NET ASSETS:
   Beginning of year                                            4,247,557      17,232,754       286,496          211
                                                              -----------     -----------      --------        -----
   End of year                                                $ 3,090,867     $13,977,951      $271,546        $ 169
                                                              ===========     ===========      ========        =====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED
Note G - Financial Highlights - Continued


                                                                                                Divisions
                                                                        --------------------------------------------------------
                                                                                                       WM VT
                                                                        Vanguard VIF                Conservative      WM VT
                                                                         REIT Index  WM VT Balanced   Balanced     Conservative
                                                                         Portfolio     Portfolio     Portfolio   Growth Portfolio
                                                                        ------------ -------------- ------------ ----------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                            $   5      $  1,702,914  $   155,698    $    315,321
   Net realized gain (loss) on investments                                    38         6,915,165      800,066       3,576,334
   Capital gain distributions from mutual funds                               16                --       32,252              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                             (43)       10,778,594     (164,987)     12,091,426
                                                                           -----      ------------  -----------    ------------
Increase (decrease) in net assets resulting from operations                   16        19,396,673      823,029      15,983,081
                                                                           -----      ------------  -----------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --           198,745        6,000          88,089
   Net transfers from (to) other Divisions or fixed rate option               --        (2,471,819)     287,825      (2,984,537)
   Mortality reserve transfers                                                --                --           --              --
   Contract withdrawals                                                       --       (40,915,172)  (2,527,331)    (28,558,406)
   Death benefits                                                             --        (9,117,954)    (795,800)     (6,601,217)
   Annuity benefits                                                         (231)          (59,977)          --              --
                                                                           -----      ------------  -----------    ------------
Increase (decrease) in net assets resulting from principal transactions     (231)      (52,366,177)  (3,029,306)    (38,056,071)
                                                                           -----      ------------  -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (215)      (32,969,504)  (2,206,277)    (22,072,990)

NET ASSETS:
   Beginning of year                                                         215       244,651,657   13,325,540     174,444,921
                                                                           -----      ------------  -----------    ------------
   End of year                                                             $  --      $211,682,153  $11,119,263    $152,371,931
                                                                           =====      ============  ===========    ============
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                            $   7      $  1,296,550  $   128,399    $   (239,181)
   Net realized gain (loss) on investments                                    11         2,970,196      519,298        (528,271)
   Capital gain distributions from mutual funds                               16                --           --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                              (7)        6,473,241     (235,383)     10,098,671
                                                                           -----      ------------  -----------    ------------
Increase (decrease) in net assets resulting from operations                   27        10,739,987      412,314       9,331,219
                                                                           -----      ------------  -----------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                             --           689,957      121,986         317,487
   Net transfers from (to) other Divisions or fixed rate option               (1)        1,182,151    1,005,316      (3,827,469)
   Mortality reserve transfers                                                --                --           --              --
   Contract withdrawals                                                       --       (25,481,574)  (1,761,598)    (20,676,842)
   Death benefits                                                             --       (11,345,351)    (924,465)     (6,053,301)
   Annuity benefits                                                          (57)          (56,983)          --              --
                                                                           -----      ------------  -----------    ------------
Increase (decrease) in net assets resulting from principal transactions      (58)      (35,011,800)  (1,558,761)    (30,240,125)
                                                                           -----      ------------  -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (31)      (24,271,813)  (1,146,447)    (20,908,906)

NET ASSETS:
   Beginning of year                                                         246       268,923,470   14,471,987     195,353,827
                                                                           -----      ------------  -----------    ------------
   End of year                                                             $ 215      $244,651,657  $13,325,540    $174,444,921
                                                                           =====      ============  ===========    ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                                               Divisions
                                                                        -------------------------------------------------------
                                                                           WM VT          WM VT          WM VT
                                                                          Equity         Flexible      Growth &        WM VT
                                                                        Income Fund  Income Portfolio Income Fund   Growth Fund
                                                                        -----------  ---------------- -----------  ------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $    90,557    $  1,083,378   $    29,104  $   (458,360)
   Net realized gain (loss) on investments                                2,175,444       2,449,624       439,729    (8,672,057)
   Capital gain distributions from mutual funds                           1,367,612          22,890            --            --
   Net change in unrealized appreciation (depreciation)
   of investments                                                           440,151      (1,573,011)    2,915,129    10,181,995
                                                                        -----------    ------------   -----------  ------------
Increase (decrease) in net assets resulting from operations               4,073,764       1,982,881     3,383,962     1,051,578
                                                                        -----------    ------------   -----------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            64,679          14,800        40,204        44,904
   Net transfers from (to) other Divisions or fixed rate option           4,191,292      (1,313,699)   (1,480,430)   (1,980,866)
   Mortality reserve transfers                                                   --              --            --            --
   Contract withdrawals                                                  (6,024,671)    (11,324,863)   (6,469,378)   (5,764,575)
   Death benefits                                                          (736,593)     (2,692,097)   (1,060,905)     (874,266)
   Annuity benefits                                                              --              --            --          (350)
                                                                        -----------    ------------   -----------  ------------
Increase (decrease) in net assets resulting from principal transactions  (2,505,293)    (15,315,859)   (8,970,509)   (8,575,153)
                                                                        -----------    ------------   -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   1,568,471     (13,332,978)   (5,586,547)   (7,523,575)

NET ASSETS:
   Beginning of year                                                     25,824,358      46,991,106    39,149,697    40,064,148
                                                                        -----------    ------------   -----------  ------------
   End of year                                                          $27,392,829    $ 33,658,128   $33,563,150  $ 32,540,573
                                                                        ===========    ============   ===========  ============
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $    53,110    $    999,847   $   (67,435) $   (358,164)
   Net realized gain (loss) on investments                                1,441,174       1,378,157      (201,032)  (11,719,232)
   Capital gain distributions from mutual funds                                  --          65,061            --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                            587,728      (1,500,758)      931,134    14,323,611
                                                                        -----------    ------------   -----------  ------------
Increase (decrease) in net assets resulting from operations               2,082,012         942,307       662,667     2,246,215
                                                                        -----------    ------------   -----------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                           181,342          21,920       120,042        78,041
   Net transfers from (to) other Divisions or fixed rate option           3,000,927        (404,205)   (1,226,355)   (2,190,382)
   Mortality reserve transfers                                                   --              --            --            --
   Contract withdrawals                                                  (2,252,304)     (4,874,314)   (4,519,084)   (5,049,221)
   Death benefits                                                          (983,728)     (2,980,961)   (1,573,209)   (1,483,865)
   Annuity benefits                                                              --              --            --          (352)
                                                                        -----------    ------------   -----------  ------------
Increase (decrease) in net assets resulting from principal transactions     (53,763)     (8,237,560)   (7,198,606)   (8,645,779)
                                                                        -----------    ------------   -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   2,028,249      (7,295,253)   (6,535,939)   (6,399,564)

NET ASSETS:
   Beginning of year                                                     23,796,109      54,286,359    45,685,636    46,463,712
                                                                        -----------    ------------   -----------  ------------
   End of year                                                          $25,824,358    $ 46,991,106   $39,149,697  $ 40,064,148
                                                                        ===========    ============   ===========  ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31,2006 and 2005


                                                                                              Divisions
                                                                        ----------------------------------------------------
                                                                                         WM VT
                                                                        WM VT Income International WM VT Mid Cap WM VT Money
                                                                            Fund      Growth Fund   Stock Fund   Market Fund
                                                                        ------------ ------------- ------------- -----------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $   768,071   $     8,126   $    24,917  $   226,579
   Net realized gain (loss) on investments                                  221,185       701,940       415,106           --
   Capital gain distributions from mutual funds                               9,853            --       762,762           --
   Net change in unrealized appreciation (depreciation)
   of investments                                                          (441,126)      830,650      (196,122)          --
                                                                        -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from operations                 557,983     1,540,716     1,006,663      226,579
                                                                        -----------   -----------   -----------  -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            16,379        21,605         5,100        2,970
   Net transfers from (to) other Divisions or fixed rate option             399,695       701,098       373,823    5,172,221
   Mortality reserve transfers                                                   --            --            --           --
   Contract withdrawals                                                  (3,900,294)   (1,494,583)   (1,093,824)  (4,275,425)
   Death benefits                                                          (561,273)     (282,228)      (90,683)    (352,442)
   Annuity benefits                                                            (820)         (591)           --           --
                                                                        -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from principal transactions  (4,046,313)   (1,054,699)     (805,584)     547,324
                                                                        -----------   -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (3,488,330)      486,017       201,079      773,903

NET ASSETS:
   Beginning of year                                                     19,076,038     8,864,679     7,005,906    8,400,550
                                                                        -----------   -----------   -----------  -----------
   End of year                                                          $15,587,708   $ 9,350,696   $ 7,206,985  $ 9,174,453
                                                                        ===========   ===========   ===========  ===========

For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $   909,203   $    17,913   $   (64,246) $   106,140
   Net realized gain (loss) on investments                                  365,030        79,257       377,561           --
   Capital gain distributions from mutual funds                                  --            --       444,082           --
   Net change in unrealized appreciation (depreciation)
   of investments                                                        (1,083,254)    1,143,929        (7,737)          --
                                                                        -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from operations                 190,979     1,241,099       749,660      106,140
                                                                        -----------   -----------   -----------  -----------

PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            35,030        11,880         1,100       12,625
   Net transfers from (to) other Divisions or fixed rate option              68,167       394,841       100,252    2,101,903
   Mortality reserve transfers                                                   --            --            --           --
   Contract withdrawals                                                  (2,233,077)     (963,821)     (746,068)  (3,829,243)
   Death benefits                                                        (1,338,043)     (331,029)     (146,832)    (529,872)
   Annuity benefits                                                            (813)         (511)           --           --
                                                                        -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from principal transactions  (3,468,736)     (888,640)     (791,548)  (2,244,587)
                                                                        -----------   -----------   -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (3,277,757)      352,459       (41,888)  (2,138,447)

NET ASSETS:
   Beginning of year                                                     22,353,795     8,512,220     7,047,794   10,538,997
                                                                        -----------   -----------   -----------  -----------
   End of year                                                          $19,076,038   $ 8,864,679   $ 7,005,906  $ 8,400,550
                                                                        ===========   ===========   ===========  ===========


                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                                           Divisions
                                                                 ------------------------------------------------------------
                                                                 WM VT Short                                     WM VT U.S.
                                                                 Term Income    WM VT Small   WM VT Strategic    Government
                                                                    Fund      Cap Growth Fund Growth Portfolio Securities Fund
                                                                 -----------  --------------- ---------------- ---------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                  $   184,544    $  (128,095)    $   (171,116)    $   604,447
   Net realized gain (loss) on investments                           (30,931)       114,568          602,433        (173,051)
   Capital gain distributions from mutual funds                           --             --               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      32,489        493,670        5,261,757          43,182
                                                                 -----------    -----------     ------------     -----------
Increase (decrease) in net assets resulting from operations          186,102        480,143        5,693,074         474,578
                                                                 -----------    -----------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      9,920         20,650           40,748          18,155
   Net transfers from (to) other Divisions or fixed rate option     (371,721)      (313,644)      (1,485,680)       (521,651)
   Mortality reserve transfers                                            --             --               --              --
   Contract withdrawals                                             (889,766)    (1,199,337)     (11,273,058)     (3,473,604)
   Death benefits                                                   (479,840)      (299,558)        (870,063)       (590,242)
   Annuity benefits                                                       --           (448)              --            (736)
                                                                 -----------    -----------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (1,731,407)    (1,792,337)     (13,588,053)     (4,568,078)
                                                                 -----------    -----------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (1,545,305)    (1,312,194)      (7,894,979)     (4,093,500)

NET ASSETS:
   Beginning of year                                               6,927,322      9,719,239       56,857,582      19,408,966
                                                                 -----------    -----------     ------------     -----------
   End of year                                                   $ 5,382,017    $ 8,407,045     $ 48,962,603     $15,315,466
                                                                 ===========    ===========     ============     ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                  $   191,715    $  (145,704)    $   (427,344)    $   648,318
   Net realized gain (loss) on investments                            51,904     (1,748,898)        (795,616)         90,260
   Capital gain distributions from mutual funds                           --             --               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (232,923)     1,413,500        4,570,332        (558,188)
                                                                 -----------    -----------     ------------     -----------
Increase (decrease) in net assets resulting from operations           10,696       (481,102)       3,347,372         180,390
                                                                 -----------    -----------     ------------     -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                      3,679         42,098           44,179          11,721
   Net transfers from (to) other Divisions or fixed rate option     (441,480)      (624,708)      (2,629,343)     (1,461,133)
   Mortality reserve transfers                                            --             --               --              --
   Contract withdrawals                                           (1,138,002)    (1,282,791)      (6,379,743)     (2,492,579)
   Death benefits                                                   (447,436)      (431,989)      (1,054,998)       (724,019)
   Annuity benefits                                                       --           (446)              --            (735)
                                                                 -----------    -----------     ------------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                    (2,023,239)    (2,297,836)     (10,019,905)     (4,666,745)
                                                                 -----------    -----------     ------------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (2,012,543)    (2,778,938)      (6,672,533)     (4,486,355)

NET ASSETS:
   Beginning of year                                               8,939,865     12,498,177       63,530,115      23,895,321
                                                                 -----------    -----------     ------------     -----------
   End of year                                                   $ 6,927,322    $ 9,719,239     $ 56,857,582     $19,408,966
                                                                 ===========    ===========     ============     ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2006 and 2005


                                                                         Divisions
                                                                        ------------
                                                                         WM VT West
                                                                        Coast Equity
                                                                            Fund
                                                                        ------------
For the Year Ended December 31, 2006

OPERATIONS:
   Net investment income (loss)                                         $  (201,283)
   Net realized gain (loss) on investments                                1,401,508
   Capital gain distributions from mutual funds                             463,239
   Net change in unrealized appreciation (depreciation) of investments      559,397
                                                                        -----------
Increase (decrease) in net assets resulting from operations               2,222,861
                                                                        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            63,501
   Net transfers from (to) other Divisions or fixed rate option             456,830
   Mortality reserve transfers                                                   --
   Contract withdrawals                                                  (3,928,137)
   Death benefits                                                          (516,982)
   Annuity benefits                                                              --
                                                                        -----------
Increase (decrease) in net assets resulting from principal transactions  (3,924,788)
                                                                        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,701,927)

NET ASSETS:
   Beginning of year                                                     23,075,210
                                                                        -----------
   End of year                                                          $21,373,283
                                                                        ===========
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                         $  (153,164)
   Net realized gain (loss) on investments                                  706,305
   Capital gain distributions from mutual funds                                  --
   Net change in unrealized appreciation (depreciation) of investments      963,449
                                                                        -----------
Increase (decrease) in net assets resulting from operations               1,516,590
                                                                        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                            88,534
   Net transfers from (to) other Divisions or fixed rate option            (236,714)
   Mortality reserve transfers                                                   --
   Contract withdrawals                                                  (2,249,964)
   Death benefits                                                          (630,050)
   Annuity benefits                                                              --
                                                                        -----------
Increase (decrease) in net assets resulting from principal transactions  (3,028,194)
                                                                        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,511,604)

NET ASSETS:
   Beginning of year                                                     24,586,814
                                                                        -----------
   End of year                                                          $23,075,210
                                                                        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

Note A - Organization


Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed are not open to new contracts, with the exception of Platinum Investor Immediate VA. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

AIM Variable Insurance Funds ("AIM V.I."):                      Fidelity(R) Variable Insurance Products ("Fidelity (R)
                                                                VIP") - continued:
   AIM V.I. Core Equity Fund - Series I (4)                        Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2
                                                                   (1) (6)
   AIM V.I. International Growth Fund - Series I                   Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2
                                                                   (1) (6)
   AIM V.I. Premier Equity Fund - Series I (4)

The Alger American Fund:                                        Franklin Templeton Variable Insurance Products Trust
                                                                ("Franklin Templeton"):
   Alger American Leveraged AllCap Portfolio - Class O             Franklin Templeton - Franklin Small Cap Value Securities
   Shares                                                          Fund - Class 2
   Alger American MidCap Growth Portfolio - Class O Shares         Franklin Templeton - Franklin U.S. Government Fund -
                                                                   Class 2
                                                                   Franklin Templeton - Mutual Shares Securities Fund -
                                                                   Class 2
American Century Variable Portfolios, Inc. ("American              Franklin Templeton - Templeton Foreign Securities Fund -
Century VP"):                                                      Class 2
   American Century VP Inflation Protection Fund - Class II        Franklin Templeton - Templeton Global Asset Allocation
                                                                   Fund - Class 2
   American Century VP Value Fund - Class I
                                                                Goldman Sachs Variable Insurance Trust ("Goldman Sachs"):
Credit Suisse Trust ("Credit Suisse"):                             Goldman Sachs Capital Growth Fund
   Credit Suisse Small Cap Core I Portfolio (15)
                                                                Janus Aspen Series:
Dreyfus Investment Portfolios ("Dreyfus IP"):                      Janus Aspen Series International Growth Portfolio -
                                                                   Service Shares
   Dreyfus IP MidCap Stock Portfolio - Initial shares (5)          Janus Aspen Series Mid Cap Growth Portfolio - Service
                                                                   Shares
                                                                   Janus Aspen Series Worldwide Growth Portfolio - Service
                                                                   Shares (7)
The Dreyfus Socially Responsible Growth Fund, Inc. -
Initial shares:
                                                                J.P. Morgan Series Trust II ("JP Morgan"):
Dreyfus Variable Investment Fund ("Dreyfus VIF"):                  JPMorgan Mid Cap Value Portfolio (8)
   Dreyfus VIF Developing Leaders Portfolio - Initial
   shares (5)                                                      JPMorgan Small Company Portfolio
   Dreyfus VIF Quality Bond Portfolio - Initial shares (5)
                                                                LEVCO Series Trust:
Evergreen Variable Annuity Trust ("Evergreen VA"):                 LEVCO Equity Value Fund (2)
   Evergreen VA High Income Fund - Class 1
   Evergreen VA Strategic Income Fund - Class 1                 MFS(R) Variable Insurance Trust(SM) ("MFS(R) VIT"):
                                                                   MFS(R) VIT Capital Opportunities Series-Initial Class (9)
Fidelity(R) Variable Insurance Products ("Fidelity (R)
VIP"):                                                             MFS(R) VIT Emerging Growth Series-Initial Class (9)
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial
   Class                                                           MFS(R) VIT New Discovery Series-Initial Class
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Service
   Class 2                                                         MFS(R) VIT Research Series-Initial Class
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2    Neuberger Berman Advisers Management Trust ("Neuberger
   Fidelity(R) VIP Growth Portfolio - Service Class 2           Berman AMT"):
   Fidelity(R) VIP Index 500 Portfolio - Initial Class             Neuberger Berman AMT Balanced Portfolio - Class I
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2             Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Fidelity(R) VIP Overseas Portfolio - Initial Class              Neuberger Berman AMT Partners Portfolio - Class I
   Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2
   (1) (6)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued


Oppenheimer Variable Account Funds ("Oppenheimer"):             VALIC Company I - continued:
   Oppenheimer Balanced Fund/VA - Non-Service Shares               VALIC Company I - Money Market I Fund
   Oppenheimer Global Securities Fund/VA - Non-Service
   Shares                                                          VALIC Company I - Nasdaq-100 (R) Index Fund
                                                                   VALIC Company I - Science & Technology Fund
PIMCO Variable Insurance Trust ("PIMCO VIT"):                      VALIC Company I - Small Cap Index Fund
   PIMCO VIT CommodityRealReturn Strategy Portfolio -              VALIC Company I - Social Awareness Fund
   Administrative Class (1) (10)                                   VALIC Company I - Stock Index Fund
   PIMCO VIT Real Return Portfolio - Administrative Class
   PIMCO VIT Short-Term Portfolio - Administrative Class        Van Kampen Mutual Fund ("Van Kampen"):
   PIMCO VIT Total Return Portfolio - Administrative Class         Van Kampen Comstock Fund
                                                                   Van Kampen Corporate Bond Fund
Pioneer Variable Contracts Trust ("Pioneer"):                      Van Kampen High Yield Fund
   Pioneer Fund VCT Portfolio - Class I                            Van Kampen Reserve Fund
   Pioneer Growth Opportunities VCT Portfolio - Class I
   Pioneer Mid Cap Value VCT Portfolio - Class I (1) (11)       Van Kampen Life Investment Trust ("Van Kampen LIT"):
                                                                   Van Kampen LIT Enterprise Portfolio - Class I
Putnam Variable Trust ("Putnam VT"):                               Van Kampen LIT Government Portfolio - Class I
   Putnam VT Diversified Income Fund - Class IB                    Van Kampen LIT Growth and Income Portfolio - Class I
   Putnam VT Growth and Income Fund - Class IB (12)                Van Kampen LIT Money Market Portfolio - Class I
   Putnam VT International Growth and Income Fund - Class IB       Van Kampen LIT Strategic Growth Portfolio - Class I (14)

Royce Capital Fund:                                             Vanguard(R) Variable Insurance Fund ("Vanguard (R) VIF"):
   Royce Small-Cap Portfolio                                       Vanguard(R) VIF High Yield Bond Portfolio
                                                                   Vanguard(R) VIF REIT Index Portfolio
SunAmerica Series Trust ("SunAmerica"):
   SunAmerica - Aggressive Growth Portfolio - Class 1           WM Variable Trust ("WM VT"):
   SunAmerica - SunAmerica Balanced Portfolio - Class 1            WM VT Balanced Portfolio
                                                                   WM VT Conservative Balanced Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                   WM VT Conservative Growth Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I                  WM VT Equity Income Fund
   UIF Emerging Markets Equity Portfolio - Class I                 WM VT Flexible Income Portfolio
   UIF Equity Growth Portfolio - Class I (13)                      WM VT Growth & Income Fund
   UIF Global Value Equity Portfolio - Class I                     WM VT Growth Fund
   UIF High Yield Portfolio - Class I (13)                         WM VT Income Fund
   UIF International Magnum Portfolio - Class I                    WM VT International Growth Fund
   UIF U.S. Mid Cap Value Portfolio - Class I                      WM VT Mid Cap Stock Fund
   UIF U.S. Real Estate Portfolio - Class I                        WM VT Money Market Fund
   UIF Value Portfolio - Class I                                   WM VT Short Term Income Fund
                                                                   WM VT Small Cap Growth Fund
VALIC Company I:                                                   WM VT Strategic Growth Portfolio
   VALIC Company I - Blue Chip Growth Fund                         WM VT U.S. Government Securities Fund
   VALIC Company I - Core Value Fund (3)                           WM VT West Coast Equity Fund
   VALIC Company I - Health Sciences Fund
   VALIC Company I - International Equities Fund
   VALIC Company I - Mid Cap Index Fund

--------
(1) Divisions had no activity in 2006.
(2) Effective February 6, 2006, LEVCO Equity Value Fund was closed and liquidated.
(3) Effective February 21, 2006, VALIC Company I - Income & Growth Fund changed its name to VALIC Company I - Core Value Fund.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(4) Effective May 1, 2006, AIM V.I. Premier Equity Fund - Series I merged into AIM V.I. Core Equity Fund - Series I. AIM V.I. Core Equity Fund - Series I is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.
(5) Effective May 1, 2006, Dreyfus IP MidCap Stock Portfolio - Initial shares, Dreyfus VIF Developing Leaders Portfolio - Initial shares and Dreyfus VIF Quality Bond Portfolio - Initial shares are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.
(6) Effective May 1, 2006, Fidelity VIP Freedom 2020 Portfolio - Service Class 2, Fidelity VIP Freedom 2025 Portfolio - Service Class 2 and Fidelity VIP Freedom 2030 Portfolio - Service Class 2 became available as investment options.
(7) Effective May 1, 2006, Janus Aspen Series Worldwide Growth Portfolio - Service Shares is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.
(8) Effective May 1, 2006, JPMorgan Mid Cap Value Portfolio is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.
(9) Effective May 1, 2006, MFS VIT Capital Opportunities Series - Initial Class and MFS VIT Emerging Growth Series - Initial Class are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later.
(10)Effective May 1, 2006, PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class became available as an investment option.
(11)Effective May 1, 2006, Pioneer Mid Cap Value VCT Portfolio - Class 1 became available as an investment option.
(12)Effective May 1, 2006, Putnam VT Growth and Income Fund - Class IB is no longer offered as an investment option for contracts with an issue date of May 1, 2006 or later.
(13)Effective May 1, 2006, UIF Equity Growth Portfolio - Class I and UIF High Yield Portfolio - Class I are no longer offered as investment options for contracts with an issue date of May 1, 2006 or later for Platinum Investor Immediate VA.
(14)Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.
(15)Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation - Continued

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

                                                 Mortality and
                                                Expense Risk and      Annual
                                             Administrative Charges Maintenance
 Contracts                                        Annual Rates        Charge
 ---------                                   ---------------------- -----------
 GENERATIONS(TM)                                      1.40%            $ 30
 Platinum Investor(R)                                 1.35%             N/A
 Platinum Investor Immediate VA                       0.55%             N/A
 Select Reserve                                       0.40%             N/A
 VAriety Plus(R)                                      1.55%            $ 36
 WM Advantage                                         1.40%             N/A
 WM Strategic Asset Manager                           1.40%            $ 35
 Other Separate Account D Contracts
   (deferred load)                                    1.25%            $ 30
 Other Separate Account D Contracts (issued
   prior to Jan. 1, 1982)                             0.75%             N/A

Contract fee and sales charge - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

Transfer charges - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charges reimburses the Company for part of our expenses in distribution of the contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of    Proceeds
Divisions                                                               Purchases  from Sales
---------                                                               ---------- ----------
AIM V.I. Core Equity Fund - Series I                                    $5,869,925 $1,443,972
AIM V.I. International Growth Fund - Series I                              237,812  1,127,554
AIM V.I. Premier Equity Fund - Series I                                    324,275  6,750,741
Alger American Leveraged AllCap Portfolio - Class O Shares                      --        184
Alger American MidCap Growth Portfolio - Class O Shares                         26        180
American Century VP Inflation Protection Fund - Class II                         2        161
American Century VP Value Fund - Class I                                   364,374    928,971
Credit Suisse Small Cap Core I Portfolio                                    19,002    399,140
Dreyfus IP MidCap Stock Portfolio - Initial shares                         369,594    594,283
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares         41,056    850,434
Dreyfus VIF Developing Leaders Portfolio - Initial shares                  313,934  1,136,932
Dreyfus VIF Quality Bond Portfolio - Initial shares                        220,748  1,842,577
Evergreen VA High Income Fund - Class 1                                    404,925     22,202
Fidelity VIP Asset Manager Portfolio - Initial Class                         3,352      2,107
Fidelity VIP Asset Manager Portfolio - Service Class 2                      69,520    371,572
Fidelity VIP Contrafund Portfolio - Service Class 2                        660,498  1,302,956
Fidelity VIP Equity-Income Portfolio - Service Class 2                     611,681  1,115,011
Fidelity VIP Growth Portfolio - Service Class 2                            207,329    902,369
Fidelity VIP Index 500 Portfolio - Initial Class                             1,286     35,562
Fidelity VIP Mid Cap Portfolio - Service Class 2                                27        228
Fidelity VIP Overseas Portfolio - Initial Class                                513        752
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2         --        207
Franklin Templeton - Franklin U.S. Government Fund - Class 2                    --        160
Franklin Templeton - Mutual Shares Securities Fund - Class 2                    --        192
Franklin Templeton - Templeton Foreign Securities Fund - Class 2            63,631    763,019
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2      291,878  1,278,320
Goldman Sachs Capital Growth Fund                                              136     56,080
Janus Aspen Series International Growth Portfolio - Service Shares         176,607    207,538
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares                 4,993    309,599
Janus Aspen Series Worldwide Growth Portfolio - Service Shares              17,552    136,510
JPMorgan Mid Cap Value Portfolio                                                --        201
JPMorgan Small Company Portfolio                                           254,267    368,746
LEVCO Equity Value Fund                                                         --     43,025
MFS VIT Capital Opportunities Series - Initial Class                        20,473    492,004
MFS VIT Emerging Growth Series - Initial Class                              86,678  1,921,689
MFS VIT New Discovery Series - Initial Class                                20,185    228,934
MFS VIT Research Series - Initial Class                                      4,522    341,661
Neuberger Berman AMT Balanced Portfolio - Class I                               74        146
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                     55,830    460,126
Oppenheimer Balanced Fund/VA - Non-Service Shares                               12        175
Oppenheimer Global Securities Fund/VA - Non-Service Shares                      13        211
PIMCO VIT Real Return Portfolio - Administrative Class                     344,405  1,618,554
PIMCO VIT Short-Term Portfolio - Administrative Class                       69,002    352,622
PIMCO VIT Total Return Portfolio - Administrative Class                    257,123    791,683

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of    Proceeds
Divisions                                                 Purchases  from Sales
---------                                                 ---------- -----------
Pioneer Fund VCT Portfolio - Class I                      $   18,517 $   790,840
Pioneer Growth Opportunities VCT Portfolio - Class I          22,720     870,943
Putnam VT Diversified Income Fund - Class IB                      10         172
Putnam VT Growth and Income Fund - Class IB                  132,150     681,538
Putnam VT International Growth and Income Fund - Class IB    147,649     230,350
Royce Small-Cap Portfolio                                    129,137      11,719
SunAmerica - Aggressive Growth Portfolio - Class 1                --         192
SunAmerica - SunAmerica Balanced Portfolio - Class 1              --         166
UIF Core Plus Fixed Income Portfolio - Class I               504,380     609,563
UIF Emerging Markets Equity Portfolio - Class I              294,422     907,694
UIF Equity Growth Portfolio - Class I                        278,497   2,937,278
UIF Global Value Equity Portfolio - Class I                  412,365   1,358,497
UIF High Yield Portfolio - Class I                           377,487   1,475,606
UIF International Magnum Portfolio - Class I                 473,798   1,057,460
UIF U.S. Mid Cap Value Portfolio - Class I                 1,522,025   3,283,407
UIF U.S. Real Estate Portfolio - Class I                     385,799   1,248,438
UIF Value Portfolio - Class I                              1,172,406   2,232,536
VALIC Company I - Blue Chip Growth Fund                       54,423      89,383
VALIC Company I - Core Value Fund                             58,388      67,834
VALIC Company I - Health Sciences Fund                        12,315      24,917
VALIC Company I - International Equities Fund                225,611     677,714
VALIC Company I - Mid Cap Index Fund                         430,186   2,276,421
VALIC Company I - Money Market I Fund                      2,263,918   2,203,545
VALIC Company I - Nasdaq-100 Index Fund                       74,363     332,115
VALIC Company I - Science & Technology Fund                    2,550     126,071
VALIC Company I - Small Cap Index Fund                       142,501     477,028
VALIC Company I - Social Awareness Fund                          158          50
VALIC Company I - Stock Index Fund                           306,805   2,545,218
Van Kampen Comstock Fund                                     400,181     555,625
Van Kampen Corporate Bond Fund                                 7,754     164,466
Van Kampen High Yield Fund                                   321,429   1,532,532
Van Kampen LIT Enterprise Portfolio - Class I                123,718   4,454,212
Van Kampen LIT Government Portfolio - Class I                379,493   1,507,802
Van Kampen LIT Growth and Income Portfolio - Class I       3,842,673  12,141,189
Van Kampen LIT Money Market Portfolio - Class I            3,797,678   2,459,491
Van Kampen LIT Strategic Growth Portfolio - Class I           73,494   3,893,258
Van Kampen Reserve Fund                                       10,662      27,496
Vanguard VIF High Yield Bond Portfolio                            12         172
Vanguard VIF REIT Index Portfolio                                 21         232
WM VT Balanced Portfolio                                   5,612,862  56,276,126
WM VT Conservative Balanced Portfolio                      1,135,145   3,976,501
WM VT Conservative Growth Portfolio                        3,296,251  41,037,002
WM VT Equity Income Fund                                   5,288,895   6,336,019
WM VT Flexible Income Portfolio                            2,385,553  16,595,142

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued


For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                        Cost of   Proceeds from
 Divisions                                             Purchases      Sales
 ---------                                             ---------- -------------
 WM VT Growth & Income Fund                            $  860,065  $ 9,801,470
 WM VT Growth Fund                                        379,683    9,413,195
 WM VT Income Fund                                      1,950,022    5,218,412
 WM VT International Growth Fund                        1,286,051    2,332,624
 WM VT Mid Cap Stock Fund                               1,557,349    1,575,254
 WM VT Money Market Fund                                6,918,532    6,144,391
 WM VT Short Term Income Fund                             346,439    1,893,303
 WM VT Small Cap Growth Fund                              579,296    2,499,728
 WM VT Strategic Growth Portfolio                       1,330,386   15,089,555
 WM VT U.S. Government Securities Fund                  1,728,826    5,692,458
 WM VT West Coast Equity Fund                           1,495,039    5,157,871

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2006.

                                                                              Net Asset Value Value of Shares   Cost of
Divisions                                                             Shares     Per Share     at Fair Value  Shares Held
---------                                                             ------- --------------- --------------- -----------
AIM V.I. Core Equity Fund - Series I                                  176,997     $ 27.22       $ 4,817,849   $4,439,605
AIM V.I. International Growth Fund - Series I                          71,712       29.43         2,110,498    1,253,824
American Century VP Value Fund - Class I                              260,880        8.74         2,280,094    1,932,819
Credit Suisse Small Cap Core I Portfolio                               18,299       15.60           285,465      266,080
Dreyfus IP MidCap Stock Portfolio - Initial shares                     43,370       17.39           754,196      748,775
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares    53,975       28.45         1,535,595    1,563,776
Dreyfus VIF Developing Leaders Portfolio - Initial shares              61,692       42.03         2,592,929    2,223,433
Dreyfus VIF Quality Bond Portfolio - Initial shares                   347,648       11.23         3,904,087    3,998,711
Evergreen VA High Income Fund - Class 1                               561,647       10.41         5,846,749    5,694,374
Fidelity VIP Asset Manager Portfolio - Initial Class                    8,383       15.71           131,702      119,448
Fidelity VIP Asset Manager Portfolio - Service Class 2                 51,255       15.47           792,912      700,118
Fidelity VIP Contrafund Portfolio - Service Class 2                    98,150       31.11         3,053,452    2,515,696
Fidelity VIP Equity-Income Portfolio - Service Class 2                126,405       25.87         3,270,110    2,718,196
Fidelity VIP Growth Portfolio - Service Class 2                        53,281       35.42         1,887,204    1,444,131
Fidelity VIP Index 500 Portfolio - Initial Class                          284      161.36            45,895       36,442
Fidelity VIP Overseas Portfolio - Initial Class                         1,611       23.97            38,624       27,005
Franklin Templeton - Templeton Foreign Securities Fund - Class 2       62,249       18.72         1,165,299      755,820
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2  50,148       21.75         1,090,711      931,189
Goldman Sachs Capital Growth Fund                                       9,513       11.58           110,159       89,399
Janus Aspen Series International Growth Portfolio - Service Shares     13,519       50.61           684,202      408,373
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares           20,678       32.19           665,628      386,032
Janus Aspen Series Worldwide Growth Portfolio - Service Shares         14,676       32.21           472,710      391,226
JPMorgan Small Company Portfolio                                       21,380       17.82           380,990      352,458
MFS VIT Capital Opportunities Series - Initial Class                   73,772       15.51         1,144,200      895,868
MFS VIT Emerging Growth Series - Initial Class                        148,388       20.64         3,062,734    2,715,686
MFS VIT New Discovery Series - Initial Class                           30,643       17.42           533,801      396,899
MFS VIT Research Series - Initial Class                                38,001       18.04           685,545      498,074
Neuberger Berman AMT Balanced Portfolio - Class I                         836       11.44             9,569        7,628
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                24,285       23.26           564,863      397,954
PIMCO VIT Real Return Portfolio - Administrative Class                220,098       11.93         2,625,774    2,708,726
PIMCO VIT Short-Term Portfolio - Administrative Class                  94,009       10.04           943,846      945,683
PIMCO VIT Total Return Portfolio - Administrative Class               313,819       10.12         3,175,850    3,220,103
Pioneer Fund VCT Portfolio - Class I                                   45,186       24.80         1,120,607      912,531
Pioneer Growth Opportunities VCT Portfolio - Class I                   64,548       26.79         1,729,249    1,497,340
Putnam VT Growth and Income Fund - Class IB                            82,284       29.36         2,415,846    1,799,413
Putnam VT International Growth and Income Fund - Class IB              51,583       19.21           990,908      613,395
Royce Small-Cap Portfolio                                             167,821       10.67         1,790,648    1,325,841
UIF Core Plus Fixed Income Portfolio - Class I                        216,417       11.40         2,467,154    2,445,585
UIF Emerging Markets Equity Portfolio - Class I                       129,587       19.54         2,532,129    1,205,059
UIF Equity Growth Portfolio - Class I                                 409,111       16.48         6,742,154    6,825,871
UIF Global Value Equity Portfolio - Class I                           271,132       16.98         4,603,818    3,463,783
UIF High Yield Portfolio - Class I                                    246,261       13.56         3,339,303    3,133,683
UIF International Magnum Portfolio - Class I                          229,031       14.26         3,265,984    2,726,782
UIF U.S. Mid Cap Value Portfolio - Class I                            526,003       19.74        10,383,305    8,069,683

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2006.

                                                                Net Asset Value Value of Shares Cost of Shares
Divisions                                              Shares      Per Share     at Fair Value       Held
---------                                            ---------- --------------- --------------- --------------
UIF U.S. Real Estate Portfolio - Class I                142,304     $29.36       $  4,178,032    $  2,274,282
UIF Value Portfolio - Class I                           573,094      14.87          8,521,901       7,344,042
VALIC Company I - Blue Chip Growth Fund                  10,122       9.81             99,292          88,604
VALIC Company I - Core Value Fund                         4,482      11.89             53,296          47,959
VALIC Company I - Health Sciences Fund                    5,862      10.38             60,852          60,097
VALIC Company I - International Equities Fund            79,927      10.33            825,646         662,548
VALIC Company I - Mid Cap Index Fund                    187,287      23.28          4,360,041       3,498,944
VALIC Company I - Money Market I Fund                 7,818,885       1.00          7,818,885       7,818,885
VALIC Company I - Nasdaq-100 Index Fund                  75,381       4.86            366,351         320,242
VALIC Company I - Science & Technology Fund              23,547      12.49            294,097         209,880
VALIC Company I - Small Cap Index Fund                   41,442      17.99            745,538         648,638
VALIC Company I - Social Awareness Fund                     147      22.28              3,271           3,377
VALIC Company I - Stock Index Fund                      146,637      36.65          5,374,253       4,591,155
Van Kampen Comstock Fund                                287,992      19.25          5,543,855       4,485,889
Van Kampen Corporate Bond Fund                           22,549       6.56            147,920         147,432
Van Kampen High Yield Fund                              410,722      10.65          4,374,187       5,061,762
Van Kampen LIT Enterprise Portfolio - Class I           888,956      15.57         13,841,042      17,048,687
Van Kampen LIT Government Portfolio - Class I           703,557       9.30          6,543,083       6,597,910
Van Kampen LIT Growth and Income Portfolio - Class I  1,744,365      22.00         38,376,026      28,893,593
Van Kampen LIT Money Market Portfolio - Class I       4,429,172       1.00          4,429,172       4,429,172
Van Kampen LIT Strategic Growth Portfolio - Class I     362,663      28.81         10,448,335      15,309,104
Van Kampen Reserve Fund                                 254,712       1.00            254,712         254,712
WM VT Balanced Portfolio                             11,701,612      18.09        211,682,152     167,614,015
WM VT Conservative Balanced Portfolio                   872,784      12.74         11,119,264       9,439,209
WM VT Conservative Growth Portfolio                   7,734,616      19.70        152,371,931     120,418,683
WM VT Equity Income Fund                              1,412,730      19.39         27,392,829      20,584,241
WM VT Flexible Income Portfolio                       2,334,128      14.42         33,658,128      29,432,053
WM VT Growth & Income Fund                            1,641,230      20.45         33,563,150      28,994,717
WM VT Growth Fund                                     2,230,334      14.59         32,540,573      36,786,860
WM VT Income Fund                                     1,476,109      10.56         15,587,708      15,377,966
WM VT International Growth Fund                         532,500      17.56          9,350,696       6,829,722
WM VT Mid Cap Stock Fund                                406,485      17.73          7,206,985       5,951,380
WM VT Money Market Fund                               9,174,453       1.00          9,174,453       9,174,453
WM VT Short Term Income Fund                          2,135,721       2.52          5,382,016       5,427,092
WM VT Small Cap Growth Fund                             813,061      10.34          8,407,046       7,770,793
WM VT Strategic Growth Portfolio                      2,218,514      22.07         48,962,603      38,032,462
WM VT U.S. Government Securities Fund                 1,471,226      10.41         15,315,466      15,602,150
WM VT West Coast Equity Fund                            888,333      24.06         21,373,284      15,307,567

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2006.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                           576,815       (131,445)        --             --         445,370
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            14,764        (78,880)        --             --         (64,116)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                               534       (789,677)        --             --        (789,143)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Alger American Leveraged AllCap Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
American Century VP Value Fund - Class I
   Platinum Investor                                             1,093        (49,664)        --             --         (48,571)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                               230        (46,259)        --             --         (46,029)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                            10,486        (39,464)        --             --         (28,978)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                               249       (104,815)        --             --        (104,566)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                               338        (78,090)        --             --         (77,752)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               111       (132,087)        --             --        (131,976)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --             --         --             --              --
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --            (45)        --             --             (45)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                             4,502        (35,073)        --             --         (30,571)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            20,132        (88,945)        --             --         (68,813)
   Platinum Investor Immediate VA                                   --             --         --            (15)            (15)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             1,001        (81,856)        --             --         (80,855)
   Platinum Investor Immediate VA                                    -             --         --            (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                            Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                   Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                   ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                            7,261       (103,106)        --             --         (95,845)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --        (10,819)        --             --         (10,819)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                    --            (69)        --             --             (69)
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Franklin Templeton - Franklin U.S. Government Fund -
  Class 2
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Franklin Templeton - Mutual Shares Securities Fund - Class
  2
Platinum Investor Immediate VA                                     --             --         --            (15)            (15)
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                              106        (56,040)        --             --         (55,934)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Franklin Templeton - Templeton Global Asset Allocation
  Fund - Class 2
   Platinum Investor                                            5,955        (87,335)        --             --         (81,380)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                               --         (5,667)        --             --          (5,667)
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor                                           12,869        (16,137)        --             --          (3,268)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Janus Aspen Series Mid Cap Growth Portfolio - Service
  Shares
   Platinum Investor                                              248        (49,591)        --             --         (49,343)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor                                              367        (17,928)        --             --         (17,561)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
JPMorgan Small Company Portfolio
   Platinum Investor                                           17,617        (26,979)        --             --          (9,362)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
LEVCO Equity Value Fund
   Select Reserve                                                  --         (5,749)        --             --          (5,749)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                              374        (69,699)        --             --         (69,325)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                              549       (202,800)        --             --        (202,251)
   Platinum Investor Immediate VA                                  --             --         --            (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                               ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                            6       (24,604)         --             --        (24,598)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
MFS VIT Research Series - Initial Class
   Platinum Investor                                           50       (42,606)         --             --        (42,556)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                --            (1)         --             --             (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                          101       (53,549)         --             --        (53,448)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                          326       (96,951)         --             --        (96,625)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                          349       (28,813)         --             --        (28,464)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        5,753       (56,606)         --             --        (50,853)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           14       (67,479)         --             --        (67,465)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                          347       (74,838)         --             --        (74,491)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                          704       (56,319)         --             --        (55,615)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Putnam VT International Growth and Income Fund - Class
  IB
   Platinum Investor                                        4,414       (10,167)         --             --         (5,753)
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
Royce Small-Cap Portfolio
   Select Reserve                                           3,095            --          --             --          3,095
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (15)           (15)
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                             52,827       (76,590)         --             --        (23,763)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                                  4       (73,327)         --             --        (73,323)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                              Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                     Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                     ------------ -------------- ------------- ------------- ------------
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                      426       (263,986)         --            --        (263,560)
   Platinum Investor                                332        (53,874)         --            --         (53,542)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      818       (129,759)         --            --        (128,941)
UIF High Yield Portfolio - Class I
   GENERATIONS                                      385       (125,146)         --            --        (124,761)
   Platinum Investor                                 --        (52,690)         --            --         (52,690)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
UIF International Magnum Portfolio - Class I
   GENERATIONS                                   24,724       (138,681)         --            --        (113,957)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      510       (242,012)         --            --        (241,502)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                       25        (46,206)         --            --         (46,181)
UIF Value Portfolio - Class I
   GENERATIONS                                    6,685       (240,162)         --            --        (233,477)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                 1,386         (4,171)         --            --          (2,785)
VALIC Company I - Core Value Fund
   Select Reserve                                    --           (717)         --            --            (717)
VALIC Company I - Health Sciences Fund
   Select Reserve                                    --         (1,614)         --            --          (1,614)
VALIC Company I - International Equities Fund
   Platinum Investor                              6,351        (35,761)         --            --         (29,410)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
   Select Reserve                                    --        (13,415)         --            --         (13,415)
   VAriety Plus                                      --            (39)         --            --             (39)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                256       (105,137)         --            --        (104,881)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
   Select Reserve                                    --         (9,905)         --            --          (9,905)
VALIC Company I - Money Market I Fund
   Platinum Investor                             88,562       (115,372)         --            --         (26,810)
   Platinum Investor Immediate VA                    --             --         196          (196)             --
   Select Reserve                                54,618        (44,992)         --            --           9,626
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                125        (53,221)         --            --         (53,096)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)
VALIC Company I - Science & Technology Fund
   Platinum Investor                                281        (32,298)         --            --         (32,017)
   Platinum Investor Immediate VA                    --             --          --           (15)            (15)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                            ------------ -------------- ------------- ------------- ------------
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                        40         (24,713)       --               --        (24,673)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
VALIC Company I - Social Awareness Fund
   VAriety Plus                                             --              --        --               --             --
VALIC Company I - Stock Index Fund
   Platinum Investor                                       763        (214,151)       --               --       (213,388)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
   Select Reserve                                           --         (18,224)       --               --        (18,224)
   VAriety Plus                                             --         (23,531)       --               --        (23,531)
Van Kampen Comstock Fund
   Other Contracts                                         487         (15,322)       --             (195)       (15,030)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --         (23,853)       --               --        (23,853)
Van Kampen High Yield Fund
   Other Contracts                                         306        (260,061)       --               --       (259,755)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             697        (202,079)       --               --       (201,382)
   Other Contracts (Deferred Load, Non-Qualified)           --        (115,760)       --               --       (115,760)
   Other Contracts (Non-Qualified)                          --          (8,965)       --               --         (8,965)
   VAriety Plus                                             --         (10,652)       --               --        (10,652)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                              13         (97,714)       --               --        (97,701)
   Other Contracts (Deferred Load, Non-Qualified)          899         (16,568)       --               --        (15,669)
   Other Contracts (Deferred Load, Qualified)               --              --        --             (742)          (742)
   Other Contracts (Non-Qualified)                          --          (9,980)       --               --         (9,980)
   VAriety Plus                                             --            (297)       --               --           (297)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           3,045        (882,398)       --               --       (879,353)
   Platinum Investor                                       205         (59,648)       --               --        (59,443)
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                         376,522        (224,572)       --               --        151,950
   Other Contracts (Deferred Load, Non-Qualified)           --         (51,911)       --           (3,537)       (55,448)
   Other Contracts (Non-Qualified)                          --         (10,991)       --               --        (10,991)
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                             487        (299,055)       --           (2,659)      (301,227)
Van Kampen Reserve Fund
   Other Contracts                                          --          (5,281)       --             (688)        (5,969)
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                           --              --        --              (15)           (15)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                           --              --        --              (16)           (16)
WM VT Balanced Portfolio
   WM Advantage                                          1,049      (1,918,688)       --          (39,468)    (1,957,107)
   WM Strategic Asset Manager                           20,983      (5,255,376)       --               --     (5,234,393)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2006.

                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                             ------------ -------------- ------------- ------------- ------------
WM VT Conservative Balanced Portfolio
   WM Advantage                              --         (18,001)       --             --          (18,001)
   WM Strategic Asset Manager            43,162        (481,843)       --             --         (438,681)
WM VT Conservative Growth Portfolio
   WM Advantage                           8,865      (2,571,112)       --             --       (2,562,247)
   WM Strategic Asset Manager             8,972      (3,502,397)       --             --       (3,493,425)
WM VT Equity Income Fund
   WM Advantage                          22,533        (213,353)       --             --         (190,820)
   WM Strategic Asset Manager           437,005        (657,541)       --             --         (220,536)
WM VT Flexible Income Portfolio
   WM Advantage                              --        (396,931)       --             --         (396,931)
   WM Strategic Asset Manager             1,880      (1,862,094)       --             --       (1,860,214)
WM VT Growth & Income Fund
   WM Advantage                           4,072        (744,720)       --             --         (740,648)
   WM Strategic Asset Manager             4,446      (1,078,162)       --             --       (1,073,716)
WM VT Growth Fund
   WM Advantage                           7,348      (1,094,971)       --           (110)      (1,087,733)
   WM Strategic Asset Manager             3,305        (798,225)       --             --         (794,920)
WM VT Income Fund
   WM Advantage                           7,610        (869,057)       --           (429)        (861,876)
   WM Strategic Asset Manager           102,184        (444,290)       --             --         (342,106)
WM VT International Growth Fund
   WM Advantage                          34,188        (390,379)       --           (299)        (356,490)
   WM Strategic Asset Manager            92,557        (152,406)       --             --          (59,849)
WM VT Mid Cap Stock Fund
   WM Advantage                           2,001         (41,887)       --             --          (39,886)
   WM Strategic Asset Manager            38,278        (113,625)       --             --          (75,347)
WM VT Money Market Fund
   WM Advantage                         660,295        (585,638)       --             --           74,657
   WM Strategic Asset Manager           709,304        (637,186)       --             --           72,118
WM VT Short Term Income Fund
   WM Advantage                           6,598        (459,872)       --             --         (453,274)
   WM Strategic Asset Manager                --        (160,577)       --             --         (160,577)
WM VT Small Cap Growth Fund
   WM Advantage                           7,693        (574,438)       --           (219)        (566,964)
   WM Strategic Asset Manager               753        (109,234)       --             --         (108,481)
WM VT Strategic Growth Portfolio
   WM Advantage                           2,983         (84,533)       --             --          (81,550)
   WM Strategic Asset Manager             3,810      (1,252,862)       --             --       (1,249,052)
WM VT U.S. Government Securities Fund
   WM Advantage                          39,194        (614,074)       --           (439)        (575,319)
   WM Strategic Asset Manager             1,665        (552,343)       --             --         (550,678)
WM VT West Coast Equity Fund
   WM Advantage                          17,666        (104,354)       --             --          (86,688)
   WM Strategic Asset Manager            41,848        (377,672)       --             --         (335,824)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                    ------------ -------------- ------------- ------------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                               161        (47,239)        --            --          (47,078)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                             1,140       (269,612)        --            --         (268,472)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Alger American Leveraged AllCap Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
American Century VP Value Fund - Class I
   Platinum Investor                                            21,429        (30,188)        --            --           (8,759)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                --        (13,085)        --            --          (13,085)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                               138        (15,127)        --            --          (14,989)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                               123       (135,248)        --            --         (135,125)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                             1,509        (92,787)        --            --          (91,278)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                             1,409       (113,017)        --            --         (111,608)
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --        (48,195)        --            --          (48,195)
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                   --         (4,473)        --            --           (4,473)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --         (7,979)        --            --           (7,979)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               254        (14,565)        --            --          (14,311)
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            38,549        (98,004)        --            --          (59,455)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             3,902        (56,990)        --            --          (53,088)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                            Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                   Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                                   ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                            3,520        (52,125)        --            --          (48,605)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --         (3,885)        --            --           (3,885)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                    --         (2,362)        --            --           (2,362)
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Franklin Templeton - Franklin U.S. Government Fund -
  Class 2
   Platinum Investor Immediate VA                                  --             --         --            (5)              (5)
Franklin Templeton - Mutual Shares Securities Fund - Class
  2
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                              201        (39,742)        --            --          (39,541)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Franklin Templeton - Templeton Global Asset Allocation
  Fund - Class 2
   Platinum Investor                                           14,259        (23,914)        --            --           (9,655)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                               --         (3,144)        --            --           (3,144)
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor                                            8,360         (9,073)        --            --             (713)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Janus Aspen Series Mid Cap Growth Portfolio - Service
  Shares
   Platinum Investor                                              269        (41,136)        --            --          (40,867)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor                                              148        (37,931)        --            --          (37,783)
   Platinum Investor Immediate VA                                  --             --         --            (5)              (5)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
JPMorgan Small Company Portfolio
   Platinum Investor                                            8,997        (10,359)        --            --           (1,362)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
LEVCO Equity Value Fund
   Select Reserve                                                  --         (4,087)        --            --           (4,087)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                            2,444        (46,954)        --            --          (44,510)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                            1,829       (180,294)        --            --         (178,465)
   Platinum Investor Immediate VA                                  --             --         --            (4)              (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                               ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        2,613       (19,692)         --            --         (17,079)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
MFS VIT Research Series - Initial Class
   Platinum Investor                                        6,175       (16,114)         --            --          (9,939)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                --        (1,118)         --            --          (1,118)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        8,550       (17,758)         --            --          (9,208)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                --        (1,143)         --            --          (1,143)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        5,488       (46,178)         --            --         (40,690)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        7,346       (12,616)         --            --          (5,270)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       14,265       (56,545)         --            --         (42,280)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           19       (49,918)         --            --         (49,899)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                          540       (87,184)         --            --         (86,644)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        3,120       (30,745)         --            --         (27,625)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Putnam VT International Growth and Income Fund - Class
  IB
   Platinum Investor                                       11,217        (6,483)         --            --           4,734
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Royce Small-Cap Portfolio
   Select Reserve                                          29,104          (958)         --            --          28,146
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                       Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                       ------------ -------------- ------------- ------------- ------------
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                     17,058       (146,011)        --             --        (128,953)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                      7,217        (60,286)        --           (576)        (53,645)
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                      1,314       (339,572)        --             --        (338,258)
   Platinum Investor                                  451        (89,448)        --             --         (88,997)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      1,123       (180,891)        --           (393)       (180,161)
UIF High Yield Portfolio - Class I
   GENERATIONS                                        157       (190,404)        --             --        (190,247)
   Platinum Investor                                3,279        (24,253)        --             --         (20,974)
   Platinum Investor Immediate VA                      --             --         --             (5)             (5)
UIF International Magnum Portfolio - Class I
   GENERATIONS                                        378       (153,305)        --           (436)       (153,363)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      1,857       (326,676)        --           (359)       (325,178)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                      6,091        (84,288)        --             --         (78,197)
UIF Value Portfolio - Class I
   GENERATIONS                                        396       (340,548)        --           (423)       (340,575)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                   6,105         (3,872)        --             --           2,233
VALIC Company I - Health Sciences Fund
   Select Reserve                                   1,638         (2,008)        --             --            (370)
VALIC Company I - Income & Growth Fund
   Select Reserve                                      --             --         --             --              --
VALIC Company I - International Equities Fund
   Platinum Investor                                9,218        (19,477)        --             --         (10,259)
   Platinum Investor Immediate VA                      --             --         --             (5)             (5)
   Select Reserve                                   7,025         (2,294)        --             --           4,731
   VAriety Plus                                        --            (44)        --             --             (44)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                1,262        (82,532)        --             --         (81,270)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)
   Select Reserve                                   9,758         (1,667)        --             --           8,091
VALIC Company I - Money Market I Fund
   Platinum Investor                               26,231        (63,787)        --             --         (37,556)
   Select Reserve                                      --       (118,137)        --             --        (118,137)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                2,259        (52,836)        --             --         (50,577)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                                            ------------ -------------- ------------- ------------- ------------
VALIC Company I - Science & Technology Fund
   Platinum Investor                                       912         (37,345)         --             --        (36,433)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                       125          (9,067)         --             --         (8,942)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
VALIC Company I - Social Awareness Fund
   VAriety Plus                                             --              (1)         --             --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor                                     4,417        (247,815)         --             --       (243,398)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
   Select Reserve                                        2,149            (331)         --             --          1,818
   VAriety Plus                                             --          (3,623)         --             --         (3,623)
Van Kampen Comstock Fund
   Other Contracts                                          --         (45,320)         --           (201)       (45,521)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --          (1,193)         --             --         (1,193)
Van Kampen High Yield Fund
   Other Contracts                                         319        (161,044)         --         (6,978)      (167,703)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                           1,390        (356,146)         --         (2,752)      (357,508)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             465        (211,702)         --           (127)      (211,364)
   Other Contracts (Deferred Load, Non-Qualified)        2,184         (51,044)         --        (12,554)       (61,414)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (1,236)        (1,236)
   Other Contracts (Non-Qualified)                          --          (7,776)         --           (890)        (8,666)
   VAriety Plus                                             --         (13,704)         --             --        (13,704)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                             114        (147,383)         --             --       (147,269)
   Other Contracts (Deferred Load, Non-Qualified)           --         (21,241)         --         (2,226)       (23,467)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (3,557)        (3,557)
   Other Contracts (Non-Qualified)                          --          (6,520)         --         (9,384)       (15,904)
   VAriety Plus                                             --         (27,458)         --             --        (27,458)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           5,775      (1,079,096)         --             --     (1,073,321)
   Platinum Investor                                    16,032         (41,194)         --             --        (25,162)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          87,937        (195,897)         --             --       (107,960)
   Other Contracts (Deferred Load, Non-Qualified)       36,223         (41,960)         --        (24,431)       (30,168)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (1,539)        (1,539)
   Other Contracts (Non-Qualified)                          --         (43,059)      6,436        (13,924)       (50,547)
Van Kampen Reserve Fund
   Other Contracts                                         815          (4,698)         --           (709)        (4,592)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                       Accumulation  Accumulation    Annuity    Annuity Units Net Increase
Divisions                              Units Issued Units Redeemed Units Issued   Redeemed     (Decrease)
---------                              ------------ -------------- ------------ ------------- ------------
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA             --              --        --              (5)            (5)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA             --              --        --              (4)            (4)
WM VT Balanced Portfolio
   WM Advantage                           92,096      (1,902,420)       --         (40,849)    (1,851,173)
   WM Strategic Asset Manager            154,650      (3,861,882)       --              --     (3,707,232)
WM VT Conservative Balanced Portfolio
   WM Advantage                            6,793         (40,700)       --              --        (33,907)
   WM Strategic Asset Manager            170,202        (402,515)       --              --       (232,313)
WM VT Conservative Growth Portfolio
   WM Advantage                           11,709      (3,136,345)       --              --     (3,124,636)
   WM Strategic Asset Manager             32,957      (2,922,882)       --              --     (2,889,925)
WM VT Equity Income Fund
   WM Advantage                          181,791         (38,221)       --              --        143,570
   WM Strategic Asset Manager            334,027        (368,206)       --              --        (34,179)
WM VT Flexible Income Portfolio
   WM Advantage                           19,420         (75,609)       --              --        (56,189)
   WM Strategic Asset Manager              2,826      (1,065,236)       --              --     (1,062,410)
WM VT Growth & Income Fund
   WM Advantage                           12,566        (996,803)       --              --       (984,237)
   WM Strategic Asset Manager             14,081        (771,025)       --              --       (756,944)
WM VT Growth Fund
   WM Advantage                           18,804      (1,258,242)       --            (114)    (1,239,552)
   WM Strategic Asset Manager              3,697        (808,993)       --              --       (805,296)
WM VT Income Fund
   WM Advantage                            3,133      (1,013,400)       --            (445)    (1,010,712)
   WM Strategic Asset Manager             26,636        (257,623)       --              --       (230,987)
WM VT International Growth Fund
   WM Advantage                            5,457        (572,091)       --            (310)      (566,944)
   WM Strategic Asset Manager             77,469         (83,399)       --              --         (5,930)
WM VT Mid Cap Stock Fund
   WM Advantage                            6,703         (39,625)       --              --        (32,922)
   WM Strategic Asset Manager              8,558         (98,819)       --              --        (90,261)
WM VT Money Market Fund
   WM Advantage                          538,222      (1,320,316)       --              --       (782,094)
   WM Strategic Asset Manager            240,730        (455,922)       --              --       (215,192)
WM VT Short Term Income Fund
   WM Advantage                            2,521        (716,623)       --              --       (714,102)
   WM Strategic Asset Manager                 --        (151,553)       --              --       (151,553)
WM VT Small Cap Growth Fund
   WM Advantage                           21,134        (672,363)       --            (227)      (651,456)
   WM Strategic Asset Manager                649        (192,020)       --              --       (191,371)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------                             ------------ -------------- ------------- ------------- ------------
WM VT Strategic Growth Portfolio
   WM Advantage                             --        (351,475)        --             --        (351,475)
   WM Strategic Asset Manager            4,608        (994,481)        --             --        (989,873)
WM VT U.S. Government Securities Fund
   WM Advantage                          3,215        (906,329)        --           (454)       (903,568)
   WM Strategic Asset Manager            1,005        (492,948)        --             --        (491,943)
WM VT West Coast Equity Fund
   WM Advantage                          2,279        (193,207)        --             --        (190,928)
   WM Strategic Asset Manager            8,436        (283,265)        --             --        (274,829)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                       Investment
                                                                     Unit                Income    Expense  Total Return
Divisions                                                     Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                                    ------- ------ ---------- ---------- --------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                         445,370 $10.82 $4,817,849    1.09%     1.35%       8.18%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         136,658  15.44  2,110,498    0.88%     1.35%      26.52%
   Platinum Investor Immediate VA                                 --  17.58         --    0.02%     0.55%      27.53%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                              --     --         --    1.96%     1.35%       5.11%
   Platinum Investor Immediate VA                                 --     --         --    0.00%     0.55%       5.38%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 --  14.43         --    0.00%     0.55%      18.61%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 --  13.45         --    0.00%     0.55%       9.54%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                 --  10.73         --    2.07%     0.55%       1.06%
American Century VP Value Fund - Class I
   Platinum Investor                                         126,731  17.99  2,280,094    1.51%     1.35%      17.07%
   Platinum Investor Immediate VA                                 --  13.37         --    2.86%     0.55%      18.00%
Credit Suisse Small Cap Core I Portfolio*
   Platinum Investor                                          36,056   7.92    285,465    0.00%     1.35%       3.37%
   Platinum Investor Immediate VA                                 --  10.77         --    0.00%     0.55%       4.19%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          55,550  13.58    754,197    0.43%     1.35%       6.31%
   Platinum Investor Immediate VA                                 --     --         --    0.77%     0.55%       8.73%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                         192,291   7.99  1,535,595    0.12%     1.35%       7.74%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                         185,387  13.99  2,592,929    0.42%     1.35%       2.38%
   Platinum Investor Immediate VA                                 --     --         --    0.80%     0.55%       8.61%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                         283,538  13.77  3,904,087    4.54%     1.35%       2.84%
   Platinum Investor Immediate VA                                 --     --         --    2.84%     0.55%      -0.99%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            766,976   7.62  5,846,749    7.21%     0.40%       8.52%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               41,274   3.19    131,702    2.61%     1.55%       5.67%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                          73,804  10.74    792,912    2.87%     1.35%       5.70%
   Platinum Investor Immediate VA                                 --  11.48         --    5.06%     0.55%       6.55%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         227,602  13.42  3,053,452    0.93%     1.35%       9.94%
   Platinum Investor Immediate VA                                 --  14.24         --    0.79%     0.55%      10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         244,134  13.39  3,270,110    2.93%     1.35%      18.33%
   Platinum Investor Immediate VA                                 --  13.62         --    3.12%     0.55%      19.27%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                         260,264   7.25  1,887,204    0.18%     1.35%       5.15%
   Platinum Investor Immediate VA                                 --  11.58         --    0.33%     0.55%       5.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ---------- ---------- --------- ------------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                     13,181 $ 3.48 $   45,895    2.16%     1.55%      13.95%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                       --  15.83         --    0.38%     0.55%      11.79%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                     11,837   3.26     38,624    0.84%     1.55%      16.27%
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2
Platinum Investor Immediate VA                          --  14.52         --    0.00%     0.55%      16.34%
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2
   Platinum Investor Immediate VA                       --  10.89         --    0.04%     0.55%       3.45%
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2
   Platinum Investor Immediate VA                       --  14.24         --    0.00%     0.55%      17.73%
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2
   Platinum Investor                                82,948  14.05  1,165,299    1.12%     1.35%      19.82%
   Platinum Investor Immediate VA                       --  15.22         --    0.01%     0.55%      20.78%
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2
   Platinum Investor                                68,436  15.94  1,090,711    6.85%     1.35%      19.49%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                11,212   9.82    110,158    0.10%     1.35%       7.11%
Janus Aspen Series International Growth Portfolio
  - Service Shares
   Platinum Investor                                47,209  14.49    684,202    1.86%     1.35%      44.67%
   Platinum Investor Immediate VA                       --  23.20         --    0.01%     0.55%      45.83%
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares
   Platinum Investor                               104,026   6.40    665,629    0.00%     1.35%      11.79%
   Platinum Investor Immediate VA                       --  14.31         --    0.00%     0.55%      12.69%
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares
   Platinum Investor                                61,569   7.68    472,710    1.57%     1.35%      16.36%
   Platinum Investor Immediate VA                       --     --         --    0.00%     0.55%       5.43%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                       --     --         --    0.00%     0.55%       6.76%
JPMorgan Small Company Portfolio
   Platinum Investor                                29,569  12.88    380,989    0.00%     1.35%      13.47%
   Platinum Investor Immediate VA                       --  14.04         --    0.00%     0.55%      14.38%
LEVCO Equity Value Fund
   Select Reserve                                       --     --         --    0.00%     0.40%       4.42%
MFS VIT Capital Opportunities Series - Initial
  Class
   Platinum Investor                               156,062   7.33  1,144,200    0.46%     1.35%      12.28%
   Platinum Investor Immediate VA                       --     --         --    0.00%     0.55%       4.81%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                               328,642   9.32  3,062,734    0.00%     1.35%       6.45%
   Platinum Investor Immediate VA                       --     --         --    0.00%     0.55%       6.97%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                56,286   9.48    533,801    0.00%     1.35%      11.70%
   Platinum Investor Immediate VA                       --  12.74         --    0.00%     0.55%      12.60%
MFS VIT Research Series - Initial Class
   Platinum Investor                                80,884   8.48    685,546    0.53%     1.35%       9.00%
   Platinum Investor Immediate VA                       --  13.20         --    1.03%     0.55%       9.87%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     Investment
                                                                   Unit                Income    Expense  Total Return
Divisions                                                   Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                                  ------- ------ ---------- ---------- --------- ------------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,487 $ 2.74 $    9,569    0.81%     1.55%       8.97%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        71,337   7.92    564,863    0.00%     1.35%      13.16%
   Platinum Investor Immediate VA                               --  14.47         --    0.00%     0.55%      14.07%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               --  12.48         --    4.28%     0.55%      10.54%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               --  15.61         --    2.13%     0.55%      17.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                       176,349  14.89  2,625,774    4.04%     1.35%      -0.64%
   Platinum Investor Immediate VA                               --  10.86         --    3.22%     0.55%       0.15%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        83,935  11.24    943,847    4.47%     1.35%       2.88%
   Platinum Investor Immediate VA                               --  10.65         --    3.35%     0.55%       3.70%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       241,434  13.15  3,175,850    4.43%     1.35%       2.45%
   Platinum Investor Immediate VA                               --  11.02         --    3.46%     0.55%       3.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        91,000  12.31  1,120,606    1.27%     1.35%      15.07%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                       153,427  11.27  1,729,249    0.00%     1.35%       4.18%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                               --  11.70         --   11.51%     0.55%       5.71%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       198,358  12.18  2,415,846    1.49%     1.35%      14.36%
   Platinum Investor Immediate VA                               --     --         --    3.16%     0.55%       5.69%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                        62,530  15.85    990,908    1.18%     1.35%      25.52%
   Platinum Investor Immediate VA                               --  16.62         --    2.62%     0.55%      26.53%
Royce Small-Cap Portfolio
   Select Reserve                                          115,790  15.46  1,790,648    0.06%     0.40%      15.11%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                               --  13.85         --    0.00%     0.55%      12.67%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                               --  11.88         --    0.02%     0.55%      10.26%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                             316,768   7.79  2,467,153    3.86%     1.40%       2.29%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                             240,565  10.53  2,532,129    0.79%     1.40%      35.24%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                             699,412   8.02  5,611,767    0.00%     1.40%       2.66%
   Platinum Investor                                       108,843  10.39  1,130,387    0.00%     1.35%       2.71%
   Platinum Investor Immediate VA                               --     --         --    0.00%     0.55%       1.33%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                             462,673   9.95  4,603,818    1.55%     1.40%      19.53%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                              Investment
                                                           Unit                 Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets  Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ----------- ---------- --------- ------------
UIF High Yield Portfolio - Class I
   GENERATIONS                                     392,179 $ 6.60 $ 2,588,719    8.01%     1.40%       7.12%
   Platinum Investor                                66,703  11.25     750,584    7.77%     1.35%       7.17%
   Platinum Investor Immediate VA                       --     --          --    0.00%     0.55%       2.46%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                     417,752   7.82   3,265,985    0.10%     1.40%      23.40%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                     756,828  13.72  10,383,305    0.28%     1.40%      19.02%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                     146,918  28.44   4,178,031    1.10%     1.40%      36.13%
UIF Value Portfolio - Class I
   GENERATIONS                                     902,459   9.44   8,521,901    1.75%     1.40%      15.27%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                    8,108  12.25      99,292    0.17%     0.40%       9.01%
VALIC Company I - Core Value Fund *
   Select Reserve                                    3,985  13.37      53,295    0.78%     0.40%      16.68%
VALIC Company I - Health Sciences Fund
   Select Reserve                                    4,648  13.09      60,852    0.00%     0.40%       8.02%
VALIC Company I - International Equities Fund
   Platinum Investor                                51,260  12.61     646,255    1.21%     1.35%      21.41%
   Platinum Investor Immediate VA                       --  16.20          --    0.00%     0.55%      22.39%
   Select Reserve                                   10,809  13.81     149,242    1.03%     0.40%      22.57%
   VAriety Plus                                     16,610   1.82      30,149    1.60%     1.55%      21.17%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                               214,591  19.04   4,086,546    0.40%     1.35%       8.50%
   Platinum Investor Immediate VA                       --  13.67          --    0.00%     0.55%       9.37%
   Select Reserve                                   16,302  16.78     273,495    0.38%     0.40%       9.54%
VALIC Company I - Money Market I Fund
   Platinum Investor                               201,624  11.24   2,267,051    5.17%     1.35%       3.22%
   Platinum Investor Immediate VA                       --  10.66          --    0.00%     0.55%       4.05%
   Select Reserve                                  887,949   6.25   5,551,833    4.51%     0.40%       4.20%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                73,708   4.97     366,351    0.06%     1.35%       5.23%
   Platinum Investor Immediate VA                       --  11.87          --    0.00%     0.55%       6.08%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                71,722   4.10     294,097    0.00%     1.35%       4.43%
   Platinum Investor Immediate VA                       --  11.36          --    0.00%     0.55%       5.27%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                48,188  15.47     745,538    0.31%     1.35%      16.48%
   Platinum Investor Immediate VA                       --  13.98          --    0.00%     0.55%      17.42%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                        838   3.90       3,270    0.73%     1.55%      13.75%
VALIC Company I - Stock Index Fund
   Platinum Investor                               451,967  10.49   4,743,321    0.72%     1.35%      13.86%
   Platinum Investor Immediate VA                       --  12.87          --    0.00%     0.55%      14.78%
   Select Reserve                                   42,638  11.42     486,792    0.73%     0.40%      14.95%
   VAriety Plus                                     28,656   5.03     144,140    0.63%     1.55%      13.64%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                     Investment
                                                                 Unit                  Income    Expense  Total Return
Divisions                                               Units    Value   Net Assets  Ratio (a)  Ratio (b)     (c)
---------                                             ---------- ------ ------------ ---------- --------- ------------
Van Kampen Comstock Fund
   Other Contracts                                       157,068 $35.30 $  5,543,855    2.02%     0.75%      15.20%
Van Kampen Corporate Bond Fund
   Other Contracts                                        20,882   7.08      147,920    3.41%     0.75%       3.08%
Van Kampen High Yield Fund
   Other Contracts                                       719,363   6.08    4,374,187    6.48%     0.75%       7.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                           468,303  17.41    8,154,865    0.46%     1.40%       5.59%
   Other Contracts (Deferred Load, Non-Qualified)        666,481   6.71    4,475,082    0.40%     1.25%       5.75%
   Other Contracts (Non-Qualified)                        76,465   7.55      577,655    0.40%     0.75%       6.28%
   VAriety Plus                                          187,705   3.37      633,440    0.42%     1.55%       5.44%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                           346,226  13.00    4,500,338    4.78%     1.40%       1.91%
   Other Contracts (Deferred Load, Non-Qualified)        321,385   4.51    1,449,706    4.53%     1.25%       2.06%
   Other Contracts (Deferred Load, Qualified)              4,179   4.76       19,911    4.53%     1.25%       2.06%
   Other Contracts (Non-Qualified)                        73,361   5.19      380,858    4.53%     0.75%       2.57%
   VAriety Plus                                           75,436   2.55      192,270    4.39%     1.55%       1.75%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                         2,931,847  12.63   37,023,531    1.22%     1.40%      14.62%
   Platinum Investor                                      92,535  14.62    1,352,494    1.24%     1.35%      14.68%
   Platinum Investor Immediate VA                             --  14.09           --    2.43%     0.55%      15.60%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                           313,943   9.38    2,945,338    3.25%     1.40%       2.97%
   Other Contracts (Deferred Load, Non-Qualified)        410,534   2.71    1,110,670    4.21%     1.25%       3.12%
   Other Contracts (Non-Qualified)                       122,325   3.05      373,164    4.21%     0.75%       3.64%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   GENERATIONS                                           843,905  12.38   10,448,335    0.00%     1.40%       1.43%
Van Kampen Reserve Fund
   Other Contracts                                        58,501   4.35      254,712    4.05%     0.75%       3.37%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                             --  11.89           --   14.77%     0.55%       7.68%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                             --  18.59            -    4.75%     0.55%      34.19%
WM VT Balanced Portfolio
   WM Advantage                                       11,516,529   1.53   17,601,885    2.07%     1.40%       9.07%
   WM Strategic Asset Manager                         19,470,713   9.97  194,080,268    2.15%     1.40%       9.07%
WM VT Conservative Balanced Portfolio
   WM Advantage                                          270,775   1.38      373,663    2.72%     1.40%       7.32%
   WM Strategic Asset Manager                          1,493,185   7.20   10,745,600    2.64%     1.40%       7.32%
WM VT Conservative Growth Portfolio
   WM Advantage                                       12,969,304   1.51   19,592,313    1.53%     1.40%      10.64%
   WM Strategic Asset Manager                         12,615,027  10.53  132,779,618    1.58%     1.40%      10.64%
WM VT Equity Income Fund
   WM Advantage                                          788,876   2.07    1,633,682    1.83%     1.40%      16.53%
   WM Strategic Asset Manager                          2,465,206  10.45   25,759,147    1.74%     1.40%      16.53%
WM VT Flexible Income Portfolio
   WM Advantage                                          881,583   1.38    1,219,226    4.50%     1.40%       5.36%
   WM Strategic Asset Manager                          3,943,217   8.23   32,438,902    4.07%     1.40%       5.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                   Investment
                                                Unit                 Income    Expense  Total Return
Divisions                               Units   Value  Net Assets  Ratio (a)  Ratio (b)     (c)
---------                             --------- ------ ----------- ---------- --------- ------------
WM VT Growth & Income Fund
   WM Advantage                       3,891,950 $ 2.96 $11,507,229    1.43%     1.40%      10.32%
   WM Strategic Asset Manager         3,185,003   6.92  22,055,921    1.48%     1.40%      10.32%
WM VT Growth Fund
   WM Advantage                       4,920,948   3.16  15,531,819    0.11%     1.40%       3.48%
   WM Strategic Asset Manager         2,464,322   6.90  17,008,754    0.12%     1.40%       3.48%
WM VT Income Fund
   WM Advantage                       4,103,763   1.91   7,832,245    5.75%     1.40%       3.45%
   WM Strategic Asset Manager         1,060,957   7.31   7,755,463    5.90%     1.40%       3.45%
WM VT International Growth Fund
   WM Advantage                       2,854,402   2.08   5,937,296    1.44%     1.40%      18.87%
   WM Strategic Asset Manager           458,616   7.44   3,413,400    1.52%     1.40%      18.87%
WM VT Mid Cap Stock Fund
   WM Advantage                         462,219   2.08     962,766    1.70%     1.40%      15.26%
   WM Strategic Asset Manager           599,565  10.41   6,244,219    1.78%     1.40%      15.26%
WM VT Money Market Fund
   WM Advantage                       1,179,344   1.34   1,576,493    4.39%     1.40%       2.91%
   WM Strategic Asset Manager         1,276,306   5.95   7,597,960    3.70%     1.40%       2.91%
WM VT Short Term Income Fund
   WM Advantage                       2,358,215   1.51   3,565,409    4.38%     1.40%       3.14%
   WM Strategic Asset Manager           270,706   6.71   1,816,608    4.44%     1.40%       3.14%
WM VT Small Cap Growth Fund
   WM Advantage                       2,668,182   2.03   5,425,768    0.00%     1.40%       5.34%
   WM Strategic Asset Manager           477,041   6.25   2,981,277    0.00%     1.40%       5.34%
WM VT Strategic Growth Portfolio
   WM Advantage                         612,372   1.42     870,067    1.08%     1.40%      11.49%
   WM Strategic Asset Manager         4,197,173  11.46  48,092,536    1.09%     1.40%      11.49%
WM VT U.S. Government Securities Fund
   WM Advantage                       3,672,369   1.68   6,155,578    4.61%     1.40%       3.01%
   WM Strategic Asset Manager         1,358,726   6.74   9,159,888    5.04%     1.40%       3.01%
WM VT West Coast Equity Fund
   WM Advantage                         605,713   1.82   1,104,647    0.50%     1.40%      10.48%
   WM Strategic Asset Manager         1,718,444  11.79  20,268,636    0.53%     1.40%      10.48%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ---------- ---------- --------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                               200,774 $12.21 $2,450,750    0.60%     1.35%      16.35%
   Platinum Investor Immediate VA                       15  13.79        210    0.67%     0.55%      17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                               789,143   7.79  6,150,190    0.73%     1.35%       4.24%
   Platinum Investor Immediate VA                       15  11.11        169    0.85%     0.55%       5.08%
Alger American Leveraged AllCap Portfolio - Class
  O Shares
   Platinum Investor Immediate VA                       15  12.17        180    0.00%     0.55%      13.82%
Alger American MidCap Growth Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                       15  12.28        179    0.00%     0.55%       9.22%
American Century VP Inflation Protection Fund -
  Class II
   Platinum Investor Immediate VA                       15  10.62        163    4.56%     0.55%       1.01%
American Century VP Value Fund - Class I
   Platinum Investor                               175,302  15.37  2,694,140    0.92%     1.35%       3.63%
   Platinum Investor Immediate VA                       15  11.33        172    0.96%     0.55%       4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                82,085   7.66    628,731    0.00%     1.35%      -3.98%
   Platinum Investor Immediate VA                       15  10.34        154    0.00%     0.55%      -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                84,528  12.77  1,079,529    0.03%     1.35%       7.71%
   Platinum Investor Immediate VA                       15  12.30        184    0.03%     0.55%       8.57%
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial shares
   Platinum Investor                               296,857   7.41  2,200,322    0.00%     1.35%       2.23%
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares
   Platinum Investor                               263,139  13.66  3,594,777    0.00%     1.35%       4.39%
   Platinum Investor Immediate VA                       15  11.48        173    0.00%     0.55%       5.22%
Dreyfus VIF Quality Bond Portfolio - Initial
  shares
   Platinum Investor                               415,514  13.39  5,563,332    3.60%     1.35%       1.11%
   Platinum Investor Immediate VA                       15  10.76        165    3.79%     0.55%       1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                  766,976   7.02  5,387,853    5.78%     0.40%       1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                        -   7.61          -    0.00%     0.40%      -1.95%
Fidelity VIP Asset Manager Portfolio - Initial
  Class
   VAriety Plus                                     41,319   3.02    124,771    2.48%     1.55%       2.45%
Fidelity VIP Asset Manager Portfolio - Service
  Class 2
   Platinum Investor                               104,375  10.16  1,060,848    2.53%     1.35%       2.39%
   Platinum Investor Immediate VA                       15  10.77        164    2.77%     0.55%       3.21%
Fidelity VIP Contrafund Portfolio - Service Class
  2
   Platinum Investor                               296,415  12.20  3,617,040    0.12%     1.35%      15.09%
   Platinum Investor Immediate VA                       15  12.85        193    0.14%     0.55%      16.01%
Fidelity VIP Equity-Income Portfolio - Service
  Class 2
   Platinum Investor                               324,989  11.32  3,678,950    1.49%     1.35%       4.16%
   Platinum Investor Immediate VA                       15  11.42        173    1.58%     0.55%       4.99%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                               356,109   6.90  2,455,781    0.28%     1.35%       4.09%
   Platinum Investor Immediate VA                       15  10.93        163    0.30%     0.55%       4.93%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ---------- ---------- --------- ------------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                     24,000 $ 3.06 $   73,329    1.83%     1.55%       3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                       15  14.16        213    0.00%     0.55%      17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                     11,906   2.81     33,413    0.66%     1.55%      17.22%
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2
   Platinum Investor Immediate VA                       15  12.48        188    0.84%     0.55%       8.17%
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2
   Platinum Investor Immediate VA                       15  10.53        161    4.81%     0.55%       1.84%
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2
   Platinum Investor Immediate VA                       15  12.09        183    0.99%     0.55%       9.95%
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2
   Platinum Investor                               138,882  11.72  1,628,330    1.20%     1.35%       8.70%
   Platinum Investor Immediate VA                       15  12.60        191    1.28%     0.55%       9.57%
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2
   Platinum Investor                               149,816  13.34  1,998,242    3.78%     1.35%       2.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                16,879   9.17    154,830    0.14%     1.35%       1.57%
Janus Aspen Series International Growth Portfolio
  - Service Shares
   Platinum Investor                                50,477  10.02    505,678    1.01%     1.35%      30.18%
   Platinum Investor Immediate VA                       15  15.91        240    1.12%     0.55%      31.22%
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares
   Platinum Investor                               153,369   5.72    877,861    0.00%     1.35%      10.53%
   Platinum Investor Immediate VA                       15  12.70        190    0.00%     0.55%      11.41%
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares
   Platinum Investor                                79,130   6.60    522,124    1.03%     1.35%       4.16%
   Platinum Investor Immediate VA                       15  11.36        173    1.30%     0.55%       4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                       15  12.32        187    0.21%     0.55%       8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                38,931  11.36    442,073    0.00%     1.35%       2.03%
   Platinum Investor Immediate VA                       15  12.28        182    0.00%     0.55%       2.85%
LEVCO Equity Value Fund
   Select Reserve                                    5,749   7.22     41,488    0.09%     0.40%       8.11%
MFS VIT Capital Opportunities Series - Initial
  Class
   Platinum Investor                               225,387   6.53  1,471,762    0.76%     1.35%       0.33%
   Platinum Investor Immediate VA                       15  11.16        168    0.82%     0.55%       1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                               530,893   8.75  4,647,795    0.00%     1.35%       7.73%
   Platinum Investor Immediate VA                       15  11.90        180    0.00%     0.55%       8.59%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                80,884   8.49    686,735    0.00%     1.35%       3.84%
   Platinum Investor Immediate VA                       15  11.32        171    0.00%     0.55%       4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                               123,440   7.78    959,855    0.46%     1.35%       6.36%
   Platinum Investor Immediate VA                       15  12.01        182    0.52%     0.55%       7.21%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense  Total Return
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                          ------- ------ ---------- ---------- --------- ------------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                      3,488 $ 2.52 $    8,784    0.84%     1.55%       7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Platinum Investor                               124,785   7.00    873,162    0.00%     1.35%      12.22%
   Platinum Investor Immediate VA                       15  12.69        190    0.00%     0.55%      13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                          -   2.98          -    0.00%     1.55%      16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                       15  11.29        173    1.93%     0.55%       3.32%
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares
   Platinum Investor Immediate VA                       15  13.33        202    1.09%     0.55%      13.68%
PIMCO VIT Real Return Portfolio - Administrative
  Class
   Platinum Investor                               272,974  14.99  4,090,747    2.79%     1.35%       0.73%
   Platinum Investor Immediate VA                       15  10.84        167    2.98%     0.55%       1.53%
PIMCO VIT Short-Term Portfolio - Administrative
  Class
   Platinum Investor                               112,399  10.93  1,228,529    2.75%     1.35%       1.13%
   Platinum Investor Immediate VA                       15  10.27        158    2.79%     0.55%       1.94%
PIMCO VIT Total Return Portfolio - Administrative
  Class
   Platinum Investor                               292,287  12.84  3,752,800    3.38%     1.35%       1.08%
   Platinum Investor Immediate VA                       15  10.67        164    3.56%     0.55%       1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                               158,465  10.70  1,695,800    1.27%     1.35%       4.75%
Pioneer Growth Opportunities VCT Portfolio -
  Class I
   Platinum Investor                               227,918  10.82  2,465,661    0.00%     1.35%       5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                       15  11.07        170    8.07%     0.55%       2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                               253,973  10.65  2,704,763    1.58%     1.35%       3.82%
   Platinum Investor Immediate VA                       15  11.28        173    1.70%     0.55%       4.65%
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                68,283  12.62    862,046    0.80%     1.35%      12.57%
   Platinum Investor Immediate VA                       15  13.14        200    0.92%     0.55%      13.48%
Royce Small-Cap Portfolio
   Select Reserve                                  112,695  13.43  1,514,045    0.00%     0.40%       8.13%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                       15  12.29        184    0.00%     0.55%       8.14%
SunAmerica - SunAmerica Balanced Portfolio -
  Class 1
   Platinum Investor Immediate VA                       15  10.77        165    2.49%     0.55%       1.34%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                     340,531   7.61  2,592,775    3.36%     1.40%       2.77%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                     313,888   7.78  2,442,958    0.37%     1.40%      32.00%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                     962,972   7.82  7,526,085    0.47%     1.40%      14.11%
   Platinum Investor                               162,385  10.11  1,641,901    0.47%     1.35%      14.16%
   Platinum Investor Immediate VA                       15  12.25        187    0.48%     0.55%      15.08%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                     591,614   8.32  4,925,118    0.97%     1.40%       4.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                           Investment
                                                        Unit                 Income    Expense    Total
Divisions                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                     --------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I
   GENERATIONS                                  516,940 $ 6.16 $ 3,185,569    7.22%     1.40%     -0.34%
   Platinum Investor                            119,393  10.50   1,253,617    7.32%     1.35%     -0.29%
   Platinum Investor Immediate VA                    15  10.92         167    7.55%     0.55%      0.50%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                  531,709   6.34   3,368,662    1.13%     1.40%      9.53%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                  998,330  11.53  11,507,341    0.31%     1.40%     10.75%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                  193,099  20.89   4,033,782    1.18%     1.40%     15.43%
UIF Value Portfolio - Class I
   GENERATIONS                                1,135,936   8.19   9,305,629    1.30%     1.40%      3.11%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                10,893  11.23     122,382    0.17%     0.40%      5.48%
VALIC Company I - Health Sciences Fund
   Select Reserve                                 6,262  12.12      75,883    0.00%     0.40%     12.58%
VALIC Company I - Income & Growth Fund
   Select Reserve                                 4,702  11.46      53,905    1.88%     0.40%      4.14%
VALIC Company I - International Equities Fund
   Platinum Investor                             80,670  10.38     837,658    1.64%     1.35%     15.42%
   Platinum Investor Immediate VA                    15  13.23         203    1.84%     0.55%     16.34%
   Select Reserve                                24,224  11.27     272,893    1.81%     0.40%     16.52%
   VAriety Plus                                  16,649   1.50      24,940    1.70%     1.55%     15.19%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                            319,472  17.55   5,607,049    0.98%     1.35%     10.70%
   Platinum Investor Immediate VA                    15  12.50         190    1.06%     0.55%     11.58%
   Select Reserve                                26,207  15.32     401,388    1.19%     0.40%     11.75%
VALIC Company I - Money Market I Fund
   Platinum Investor                            228,434  10.89   2,488,367    2.88%     1.35%      1.35%
   Select Reserve                               878,323   6.00   5,270,144    2.60%     0.40%      2.32%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                            126,804   4.72     598,917    0.13%     1.35%     -0.11%
   Platinum Investor Immediate VA                    15  11.19         166    0.14%     0.55%      0.69%
VALIC Company I - Science & Technology Fund
   Platinum Investor                            103,739   3.93     407,328    0.00%     1.35%      1.95%
   Platinum Investor Immediate VA                    15  10.79         161    0.00%     0.55%      2.76%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                             72,861  13.28     967,745    0.84%     1.35%      2.87%
   Platinum Investor Immediate VA                    15  11.90         177    0.98%     0.55%      3.70%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                     838   3.43       2,877    1.17%     1.55%      2.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                            665,355   9.22   6,132,525    1.46%     1.35%      3.16%
   Platinum Investor Immediate VA                    15  11.21         172    1.58%     0.55%      3.99%
   Select Reserve                                60,862   9.93     604,481    1.47%     0.40%      4.14%
   VAriety Plus                                  52,187   4.43     231,000    1.48%     1.55%      2.96%
Van Kampen Comstock Fund
   Other Contracts                              172,098  30.64   5,272,945    1.69%     0.75%      3.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                            ---------- ------ ------------ ---------- --------- ----------
Van Kampen Corporate Bond Fund
   Other Contracts                                       44,735 $ 6.87 $    307,396    4.68%     0.75%      1.69%
Van Kampen High Yield Fund
   Other Contracts                                      979,118   5.66    5,541,048    7.35%     0.75%      0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        1,145,132  12.21   13,977,951    0.27%     1.40%      6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          669,685  16.49   11,043,888    0.76%     1.40%      6.65%
   Other Contracts (Deferred Load, Non-Qualified)       782,241   6.35    4,966,677    0.71%     1.25%      6.81%
   Other Contracts (Deferred Load, Qualified)                --   6.31           --    0.71%     1.25%      6.81%
   Other Contracts (Non-Qualified)                       85,430   7.11      607,240    0.71%     0.75%      7.34%
   VAriety Plus                                         198,357   3.20      634,874    0.70%     1.55%      6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          443,927  12.76    5,662,366    4.37%     1.40%      2.10%
   Other Contracts (Deferred Load, Non-Qualified)       337,054   4.42    1,489,718    4.14%     1.25%      2.25%
   Other Contracts (Deferred Load, Qualified)             4,921   4.67       22,975    4.14%     1.25%      2.26%
   Other Contracts (Non-Qualified)                       83,341   5.06      421,837    4.14%     0.75%      2.77%
   VAriety Plus                                          75,733   2.50      189,701    3.58%     1.55%      1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        3,811,200  11.02   41,987,846    1.17%     1.40%      8.46%
   Platinum Investor                                    151,978  12.74    1,936,953    1.15%     1.35%      8.52%
   Platinum Investor Immediate VA                            15  12.19          186    1.22%     0.55%      9.38%
   Van Kampen LIT Money Market Portfolio - Class I
GENERATIONS                                             161,993   9.11    1,475,955    2.44%     1.40%      1.26%
   Other Contracts (Deferred Load, Non-Qualified)       465,982   2.62    1,222,497    2.72%     1.25%      1.41%
   Other Contracts (Deferred Load, Qualified)                --   2.62           --    2.72%     1.25%      1.41%
   Other Contracts (Non-Qualified)                      133,316   2.94      392,415    2.72%     0.75%      1.92%
   Van Kampen Reserve Fund
   Other Contracts                                       64,470   4.21      271,546    2.25%     0.75%      1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                            15  11.04          169    8.14%     0.55%      2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                            16  13.85          215    3.09%     0.55%     11.22%
WM VT Balanced Portfolio
   WM Advantage                                      13,473,636   1.40   18,880,041    1.92%     1.40%      4.54%
   WM Strategic Asset Manager                        24,705,106   9.14  225,771,616    1.87%     1.40%      4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         288,776   1.29      371,321    2.25%     1.40%      3.14%
   WM Strategic Asset Manager                         1,931,866   6.71   12,954,219    2.29%     1.40%      3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                      15,531,551   1.37   21,205,847    1.19%     1.40%      5.55%
   WM Strategic Asset Manager                        16,108,452   9.51  153,239,074    1.25%     1.40%      5.55%
WM VT Equity Income Fund
   WM Advantage                                         979,696   1.78    1,741,099    1.60%     1.40%      8.74%
   WM Strategic Asset Manager                         2,685,742   8.97   24,083,259    1.60%     1.40%      8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                       1,278,514   1.31    1,678,211    3.29%     1.40%      1.98%
   WM Strategic Asset Manager                         5,803,431   7.81   45,312,895    3.37%     1.40%      1.98%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                   Investment
                                                Unit                 Income    Expense    Total
Divisions                               Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                             --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                       4,632,598 $ 2.68 $12,416,173    1.22%     1.40%      1.87%
   WM Strategic Asset Manager         4,258,719   6.28  26,733,524    1.21%     1.40%      1.87%
WM VT Growth Fund
   WM Advantage                       6,008,681   3.05  18,326,386    0.54%     1.40%      5.92%
   WM Strategic Asset Manager         3,259,242   6.67  21,737,762    0.52%     1.40%      5.92%
WM VT Income Fund
   WM Advantage                       4,965,639   1.84   9,161,455    5.88%     1.40%      0.98%
   WM Strategic Asset Manager         1,403,063   7.07   9,914,583    5.67%     1.40%      0.98%
WM VT International Growth Fund
   WM Advantage                       3,210,892   1.75   5,618,477    1.53%     1.40%     16.23%
   WM Strategic Asset Manager           518,465   6.26   3,246,202    1.50%     1.40%     16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                         502,105   1.81     907,408    0.47%     1.40%     11.82%
   WM Strategic Asset Manager           674,912   9.04   6,098,498    0.45%     1.40%     11.82%
WM VT Money Market Fund
   WM Advantage                       1,104,687   1.30   1,434,891    2.66%     1.40%      1.16%
   WM Strategic Asset Manager         1,204,188   5.78   6,965,659    2.50%     1.40%      1.16%
WM VT Short Term Income Fund
   WM Advantage                       2,811,489   1.47   4,121,263    3.88%     1.40%      0.23%
   WM Strategic Asset Manager           431,283   6.51   2,806,059    3.63%     1.40%      0.23%
WM VT Small Cap Growth Fund
   WM Advantage                       3,235,146   1.93   6,245,387    0.00%     1.40%     -3.09%
   WM Strategic Asset Manager           585,522   5.93   3,473,852    0.00%     1.40%     -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                         693,922   1.27     884,329    0.61%     1.40%      6.22%
   WM Strategic Asset Manager         5,446,225  10.28  55,973,253    0.65%     1.40%      6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                       4,247,688   1.63   6,912,207    4.39%     1.40%      0.85%
   WM Strategic Asset Manager         1,909,404   6.54  12,496,759    4.37%     1.40%      0.85%
WM VT West Coast Equity Fund
   WM Advantage                         692,401   1.65   1,143,012    0.78%     1.40%      7.07%
   WM Strategic Asset Manager         2,054,268  10.68  21,932,198    0.70%     1.40%      7.07%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Divisions                                            Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          --------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                 247,852 $10.49 $2,600,236    0.60%     1.35%     22.34%
   Platinum Investor Immediate VA                         19  11.75        229    1.17%     0.55%     17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                               1,057,615   7.48  7,907,100    0.43%     1.35%      4.35%
   Platinum Investor Immediate VA                         19  10.57        206    0.90%     0.55%      5.72%
Alger American Leveraged AllCap Portfolio - Class
  O Shares
   Platinum Investor Immediate VA                         19  10.69        202    0.00%     0.55%      6.90%
Alger American MidCap Growth Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                         19  11.24        210    0.00%     0.55%     12.40%
American Century VP Inflation Protection Fund -
  Class II
   Platinum Investor Immediate VA                         20  10.51        206    3.28%     0.55%      5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                 184,061  14.83  2,729,694    0.94%     1.35%     12.80%
   Platinum Investor Immediate VA                         19  10.84        211    0.00%     0.55%      8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                  95,170   7.98    759,174    0.00%     1.35%      9.38%
   Platinum Investor Immediate VA                         19  10.68        204    0.00%     0.55%      6.81%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                  99,517  11.86  1,179,958    0.36%     1.35%     12.94%
   Platinum Investor Immediate VA                         19  11.33        218    0.71%     0.55%     13.26%
Dreyfus Socially Responsible Growth Fund -
  Initial shares
   Platinum Investor                                 431,982   7.25  3,132,033    0.36%     1.35%      4.79%
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares
   Platinum Investor                                 354,417  13.09  4,638,295    0.18%     1.35%      9.85%
   Platinum Investor Immediate VA                         19  10.91        210    0.38%     0.55%      9.09%
Dreyfus VIF Quality Bond Portfolio - Initial
  shares
   Platinum Investor                                 527,122  13.24  6,980,308    3.95%     1.35%      1.98%
   Platinum Investor Immediate VA                         20  10.55        207    4.93%     0.55%      5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                    815,171   6.95  5,665,554    5.48%     0.40%      8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                      4,473   7.77     34,740    8.87%     0.40%      7.98%
Fidelity VIP Asset Manager Portfolio - Initial
  Class
   VAriety Plus                                       49,298   2.95    145,308    2.65%     1.55%      3.85%
Fidelity VIP Asset Manager Portfolio - Service
  Class 2
   Platinum Investor                                 118,686   9.93  1,178,113    2.47%     1.35%      3.77%
   Platinum Investor Immediate VA                         20  10.44        204    0.00%     0.55%      4.39%
Fidelity VIP Contrafund Portfolio - Service Class
  2
   Platinum Investor                                 355,870  10.60  3,773,254    0.20%     1.35%     13.62%
   Platinum Investor Immediate VA                         19  11.08        214    0.00%     0.55%     10.77%
Fidelity VIP Equity-Income Portfolio - Service
  Class 2
   Platinum Investor                                 378,077  10.87  4,109,039    1.43%     1.35%      9.74%
   Platinum Investor Immediate VA                         19  10.87        211    0.00%     0.55%      8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                 404,714   6.63  2,681,261    0.14%     1.35%      1.74%
   Platinum Investor Immediate VA                         19  10.41        200    0.00%     0.55%      4.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense    Total
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          ------- ------ ---------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                     27,885 $ 2.96 $   82,545    1.27%     1.55%      8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                       19  12.07        232    0.00%     0.55%     20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                     14,268   2.39     34,161    1.09%     1.55%     11.89%
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2
   Platinum Investor Immediate VA                       19  11.54        223    0.00%     0.55%     15.39%
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2
   Platinum Investor Immediate VA                       20  10.34        202    0.00%     0.55%      3.38%
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2
   Platinum Investor Immediate VA                       19  11.00        214    0.00%     0.55%     10.00%
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2
   Platinum Investor                               178,423  10.79  1,924,576    1.05%     1.35%     16.94%
   Platinum Investor Immediate VA                       19  11.50        223    0.00%     0.55%     14.98%
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2
   Platinum Investor                               159,471  13.05  2,081,861    2.68%     1.35%     14.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                20,023   9.03    180,833    0.68%     1.35%      7.62%
Janus Aspen Series International Growth Portfolio
  - Service Shares
   Platinum Investor                                51,190   7.70    393,944    0.82%     1.35%     17.10%
   Platinum Investor Immediate VA                       19  12.13        235    0.67%     0.55%     21.26%
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares
   Platinum Investor                               194,236   5.18  1,005,860    0.00%     1.35%     18.86%
   Platinum Investor Immediate VA                       19  11.40        219    0.00%     0.55%     13.96%
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares
   Platinum Investor                               116,913   6.34    740,654    0.87%     1.35%      3.13%
   Platinum Investor Immediate VA                       20  10.82        211    1.09%     0.55%      8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                       19  11.34        220    0.00%     0.55%     13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                40,293  11.13    448,424    0.00%     1.35%     25.47%
   Platinum Investor Immediate VA                       19  11.94        228    0.00%     0.55%     19.39%
LEVCO Equity Value Fund
   Select Reserve                                    9,836   6.67     65,653    1.84%     0.40%     13.31%
MFS VIT Capital Opportunities Series - Initial
  Class
   Platinum Investor                               269,897   6.51  1,756,685    0.35%     1.35%     10.96%
   Platinum Investor Immediate VA                       19  11.03        214    0.00%     0.55%     10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                               709,358   8.13  5,764,601    0.00%     1.35%     11.44%
   Platinum Investor Immediate VA                       19  10.96        212    0.00%     0.55%      9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                97,963   8.18    800,994    0.00%     1.35%      5.09%
   Platinum Investor Immediate VA                       19  10.81        207    0.00%     0.55%      8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                               133,379   7.31    975,133    1.05%     1.35%     14.30%
   Platinum Investor Immediate VA                       19  11.21        217    0.00%     0.55%     12.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                             Investment
                                                           Unit                Income    Expense    Total
Divisions                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          ------- ------ ---------- ---------- --------- ----------
Navellier Growth Portfolio
   Select Reserve                                       -- $ 6.27 $       --    0.00%     0.40%     -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                      4,606   2.34     10,790    1.20%     1.55%      7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Platinum Investor                               133,993   6.24    835,491    0.00%     1.35%     14.75%
   Platinum Investor Immediate VA                       19  11.21        213    0.00%     0.55%     12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                      1,143   2.56      2,930    0.01%     1.55%     17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                       20  10.93        213    0.00%     0.55%      9.27%
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares
   Platinum Investor Immediate VA                       19  11.73        226    0.00%     0.55%     17.28%
PIMCO VIT Real Return Portfolio - Administrative
  Class
   Platinum Investor                               313,664  14.88  4,666,568    0.97%     1.35%      7.46%
   Platinum Investor Immediate VA                       20  10.67        210    1.37%     0.55%      6.75%
PIMCO VIT Short-Term Portfolio - Administrative
  Class
   Platinum Investor                               117,669  10.81  1,271,751    1.24%     1.35%     -0.06%
   Platinum Investor Immediate VA                       20  10.08        197    1.67%     0.55%      0.76%
PIMCO VIT Total Return Portfolio - Administrative
  Class
   Platinum Investor                               334,567  12.70  4,249,720    1.85%     1.35%      3.49%
   Platinum Investor Immediate VA                       20  10.47        205    1.92%     0.55%      4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                               208,364  10.22  2,128,595    0.00%     1.35%      2.16%
Pioneer Growth Opportunities VCT Portfolio -
  Class I
   Platinum Investor                               314,562  10.28  3,232,917    0.00%     1.35%      2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                       20  10.80        211    0.00%     0.55%      8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                               281,598  10.26  2,888,580    1.53%     1.35%      9.62%
   Platinum Investor Immediate VA                       19  10.78        210    0.00%     0.55%      7.76%
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                63,549  11.21    712,657    1.10%     1.35%     19.36%
   Platinum Investor Immediate VA                       19  11.58        225    0.00%     0.55%     15.78%
Royce Small-Cap Portfolio
   Select Reserve                                   84,549  12.43  1,050,523    0.00%     0.40%     24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                    --   7.33         --    1.96%     1.35%      4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                    --  12.85         --    0.00%     1.35%     17.43%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                       19  11.36        216    0.00%     0.55%     13.64%
SunAmerica - SunAmerica Balanced Portfolio -
  Class 1
   Platinum Investor Immediate VA                       20  10.63        207    2.93%     0.55%      6.29%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                     469,484   7.41  3,478,305    3.63%     1.40%      2.92%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                     367,533   5.90  2,167,044    0.65%     1.40%     21.40%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                           Investment
                                                        Unit                 Income    Expense    Total
Divisions                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                     --------- ------ ----------- ---------- --------- ----------
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                1,301,230 $ 6.85 $ 8,912,553    0.17%     1.40%      6.27%
   Platinum Investor                            251,382   8.86   2,226,436    0.17%     1.35%      6.33%
   Platinum Investor Immediate VA                    19  10.64         206    0.32%     0.55%      6.43%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                  771,775   7.98   6,156,289    0.74%     1.40%     11.96%
UIF High Yield Portfolio - Class I
   GENERATIONS                                  707,187   6.18   4,372,988    6.13%     1.40%      7.96%
   Platinum Investor                            140,367  10.53   1,478,195    6.17%     1.35%      8.02%
   Platinum Investor Immediate VA                    20  10.86         212   11.53%     0.55%      8.61%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                  685,072   5.78   3,962,697    2.79%     1.40%     15.76%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                1,323,508  10.41  13,774,539    0.02%     1.40%     13.00%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                  271,296  18.10   4,909,743    1.60%     1.40%     34.50%
UIF Value Portfolio - Class I
   GENERATIONS                                1,476,511   7.94  11,730,389    0.97%     1.40%     16.20%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                 8,660  10.65      92,226    0.68%     0.40%      6.50%
VALIC Company I - Health Sciences Fund
   Select Reserve                                 6,632  10.76      71,393    0.00%     0.40%      7.65%
VALIC Company I - Income & Growth Fund
   Select Reserve                                 4,702  11.01      51,761    2.00%     0.40%     10.07%
VALIC Company I - International Equities Fund
   Platinum Investor                             90,929   9.00     818,047    1.35%     1.35%     16.28%
   Platinum Investor Immediate VA                    20  11.38         222    0.93%     0.55%     13.75%
   Select Reserve                                19,493   9.67     188,463    1.25%     0.40%     17.39%
   VAriety Plus                                  16,693   1.30      21,708    1.41%     1.55%     16.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                            400,742  15.86   6,353,763    0.81%     1.35%     14.49%
   Platinum Investor Immediate VA                    19  11.20         216    0.68%     0.55%     12.03%
   Select Reserve                                18,116  13.71     248,297    0.89%     0.40%     15.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                            265,990  10.75   2,858,757    0.79%     1.35%     -0.55%
   Platinum Investor Immediate VA                    --  10.03          --    0.00%     0.55%      0.32%
   Select Reserve                               996,460   5.86   5,843,492    0.84%     0.40%      0.40%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                            177,381   4.73     838,724    0.49%     1.35%      8.58%
   Platinum Investor Immediate VA                    19  11.11         211    1.06%     0.55%     11.13%
VALIC Company I - Science & Technology Fund
   Platinum Investor                            140,172   3.85     539,876    0.00%     1.35%     -0.56%
   Platinum Investor Immediate VA                    19  10.50         199    0.00%     0.55%      5.00%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                             81,803  12.91   1,056,149    0.81%     1.35%     16.31%
   Platinum Investor Immediate VA                    19  11.48         217    0.67%     0.55%     14.80%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                     839   3.35       2,810    1.20%     1.55%      8.89%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                            ---------- ------ ------------ ---------- --------- ----------
VALIC Company I - Stock Index Fund
   Platinum Investor                                    908,753 $ 8.93 $  8,119,171    1.54%     1.35%      9.03%
   Platinum Investor Immediate VA                            19  10.78          210    1.75%     0.55%      7.80%
   Select Reserve                                        59,044   9.54      563,097    1.58%     0.40%     10.07%
   VAriety Plus                                          55,810   4.30      239,944    1.54%     1.55%      8.81%
Van Kampen Comstock Fund
   Other Contracts                                      217,619  29.63    6,447,271    0.00%     0.75%     16.69%
Van Kampen Corporate Bond Fund
   Other Contracts                                       45,928   6.76      310,362    0.00%     0.75%      4.25%
Van Kampen High Yield Fund*
   Other Contracts                                    1,146,821   5.63    6,456,460    0.00%     0.75%      9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        1,502,640  11.47   17,232,754    0.00%     1.40%      5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          881,049  15.46   13,623,368    0.39%     1.40%      2.61%
   Other Contracts (Deferred Load, Non-Qualified)       843,655   5.94    5,015,022    0.38%     1.25%      2.76%
   Other Contracts (Deferred Load, Qualified)             1,236   5.91        7,303    0.38%     1.25%      2.76%
   Other Contracts (Non-Qualified)                       94,096   6.62      623,079    0.38%     0.75%      3.27%
   VAriety Plus                                         212,061   3.01      637,357    0.42%     1.55%      2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          591,196  12.49    7,385,577    4.84%     1.40%      2.72%
   Other Contracts (Deferred Load, Non-Qualified)       360,521   4.32    1,558,305    4.90%     1.25%      2.87%
   Other Contracts (Deferred Load, Qualified)             8,478   4.57       38,707    4.90%     1.25%      2.87%
   Other Contracts (Non-Qualified)                       99,245   4.93      488,816    4.90%     0.75%      3.39%
   VAriety Plus                                         103,191   2.46      253,537    4.68%     1.55%      2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        4,884,521  10.16   49,614,205    0.99%     1.40%     12.79%
   Platinum Investor                                    177,140  11.74    2,080,463    0.93%     1.35%     12.84%
   Platinum Investor Immediate VA                            19  11.14          217    0.00%     0.55%     11.41%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          269,953   9.00    2,429,021    0.77%     1.40%     -0.60%
   Other Contracts (Deferred Load, Non-Qualified)       496,150   2.59    1,283,536    0.82%     1.25%     -0.45%
   Other Contracts (Deferred Load, Qualified)             1,539   2.59        3,982    0.82%     1.25%     -0.45%
   Other Contracts (Non-Qualified)                      183,863   2.89      531,018    0.82%     0.75%      0.05%
   VAriety Plus                                              --   1.76           --    0.12%     1.55%     -0.75%
Van Kampen Reserve Fund
   Other Contracts                                       69,062   4.15      286,496    0.00%     0.75%     -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                            20  10.80          211    0.00%     0.55%      8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                            20  12.46          246    0.00%     0.55%     24.56%
WM VT Balanced Portfolio
   WM Advantage                                      15,324,809   1.34   20,541,849    1.81%     1.40%      8.59%
   WM Strategic Asset Manager                        28,412,338   8.74  248,381,621    1.83%     1.40%      8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         322,683   1.25      402,275    2.05%     1.40%      6.70%
   WM Strategic Asset Manager                         2,164,179   6.50   14,069,712    1.99%     1.40%      6.70%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2004 are as follows:

                                                                    Investment
                                                 Unit                 Income    Expense    Total
Divisions                               Units    Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                             ---------- ----- ------------ ---------- --------- ----------
WM VT Conservative Growth Portfolio
   WM Advantage                       18,656,187 $1.29 $ 24,131,927    1.38%     1.40%     10.22%
   WM Strategic Asset Manager         18,998,377  9.01  171,221,900    1.35%     1.40%     10.22%
WM VT Equity Income Fund
   WM Advantage                          836,126  1.63    1,366,522    1.76%     1.40%     17.46%
   WM Strategic Asset Manager          2,719,921  8.25   22,429,587    1.68%     1.40%     17.47%
WM VT Flexible Income Portfolio
   WM Advantage                        1,334,703  1.29    1,717,979    3.42%     1.40%      4.99%
   WM Strategic Asset Manager          6,865,841  7.66   52,568,380    3.30%     1.40%      4.99%
WM VT Growth & Income Fund
   WM Advantage                        5,616,835  2.63   14,778,005    1.04%     1.40%      7.57%
   WM Strategic Asset Manager          5,015,663  6.16   30,907,631    1.03%     1.40%      7.57%
WM VT Growth Fund
   WM Advantage                        7,248,233  2.88   20,870,839    0.00%     1.40%      6.72%
   WM Strategic Asset Manager          4,064,538  6.30   25,592,873    0.00%     1.40%      6.72%
WM VT Income Fund
   WM Advantage                        5,976,351  1.83   10,919,109    5.95%     1.40%      4.09%
   WM Strategic Asset Manager          1,634,050  7.00   11,434,686    5.85%     1.40%      4.09%
WM VT International Growth Fund
   WM Advantage                        3,777,836  1.51    5,687,400    1.16%     1.40%     12.03%
   WM Strategic Asset Manager            524,395  5.39    2,824,820    1.11%     1.40%     12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                          535,027  1.62      864,678    0.31%     1.40%     13.00%
   WM Strategic Asset Manager            765,173  8.08    6,183,116    0.32%     1.40%     13.00%
WM VT Money Market Fund
   WM Advantage                        1,886,781  1.28    2,422,674    0.80%     1.40%     -0.55%
   WM Strategic Asset Manager          1,419,380  5.72    8,116,323    0.79%     1.40%     -0.55%
WM VT Short Term Income Fund
   WM Advantage                        3,525,591  1.46    5,156,343    3.82%     1.40%      0.65%
   WM Strategic Asset Manager            582,836  6.49    3,783,522    3.90%     1.40%      0.65%
WM VT Small Cap Growth Fund
   WM Advantage                        3,886,602  1.99    7,742,076    0.00%     1.40%      3.22%
   WM Strategic Asset Manager            776,893  6.12    4,756,101    0.00%     1.40%      3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                        1,045,397  1.20    1,254,281    0.71%     1.40%     11.26%
   WM Strategic Asset Manager          6,436,098  9.68   62,275,834    0.64%     1.40%     11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                        5,151,256  1.61    8,311,717    3.87%     1.40%      2.34%
   WM Strategic Asset Manager          2,401,347  6.49   15,583,604    3.64%     1.40%      2.34%
WM VT West Coast Equity Fund
   WM Advantage                          883,329  1.54    1,361,934    0.23%     1.40%     11.46%
   WM Strategic Asset Manager          2,329,097  9.97   23,224,880    0.25%     1.40%     11.46%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Divisions                                            Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          --------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                 293,433 $ 8.58 $2,516,223    0.51%     1.35%     27.33%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                               1,229,852   7.16  8,811,182    0.29%     1.35%     23.40%
American Century VP Value Fund - Class I
   Platinum Investor                                 201,505  13.15  2,649,270    0.99%     1.35%     27.23%
Ayco Growth Fund
   Platinum Investor                                      --   8.21         --    0.70%     1.35%     25.57%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                  94,929   7.29    692,297    0.00%     1.35%     46.56%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                 106,504  10.50  1,118,114    0.29%     1.35%     29.96%
Dreyfus Socially Responsible Growth Fund, Inc. -
  Initial shares
   Platinum Investor                                 508,110   6.92  3,515,708    0.11%     1.35%     24.32%
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares
   Platinum Investor                                 418,740  11.91  4,988,809    0.03%     1.35%     29.93%
Dreyfus VIF Quality Bond Portfolio - Initial
  shares
   Platinum Investor                                 603,452  12.98  7,835,773    4.14%     1.35%      3.54%
Evergreen Offit VA Emerging Markets Bond Fund -
  Class 1
   Select Reserve                                         --   7.32         --    1.72%     0.40%     11.92%
Evergreen Offit VA U.S. Government Securities
  Fund - Class 1
   Select Reserve                                         --   6.55         --    0.00%     0.40%     -0.22%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                    810,256   6.42  5,201,999    8.99%     0.40%     17.79%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                         --   7.19         --    0.76%     0.40%     16.29%
Fidelity VIP Asset Manager Portfolio - Initial
  Class
   VAriety Plus                                       49,354   2.84    140,085    3.51%     1.55%     16.16%
Fidelity VIP Asset Manager Portfolio - Service
  Class 2
   Platinum Investor                                 115,115   9.57  1,101,182    3.34%     1.35%     16.09%
Fidelity VIP Contrafund Portfolio - Service Class
  2
   Platinum Investor                                 341,168   9.33  3,183,882    0.27%     1.35%     26.48%
Fidelity VIP Equity-Income Portfolio - Service
  Class 2
   Platinum Investor                                 413,510   9.90  4,095,177    1.53%     1.35%     28.29%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                 459,734   6.51  2,993,689    0.11%     1.35%     30.77%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                       28,566   2.72     77,640    1.45%     1.55%     26.44%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                       14,344   2.14     30,693    0.41%     1.55%     41.17%
Franklin Templeton - Templeton Foreign Securities
  Fund - Class 2
   Platinum Investor                                 184,604   9.22  1,702,799    1.57%     1.35%     30.44%
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2
   Platinum Investor                                 167,452  11.43  1,914,777    2.44%     1.35%     30.19%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                  21,804   8.39    182,963    0.00%     1.35%      2.19%
Janus Aspen Series International Growth Portfolio
  - Service Shares
   Platinum Investor                                  48,214   6.57    316,869    0.89%     1.35%     32.73%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                               Investment
                                                             Unit                Income    Expense    Total
Divisions                                            Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------                                          --------- ------ ---------- ---------- --------- ----------
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares
   Platinum Investor                                 203,381 $ 4.36 $  886,100    0.00%     1.35%     32.96%
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares
   Platinum Investor                                 130,758   6.14    803,247    0.79%     1.35%     22.02%
JPMorgan Small Company Portfolio
   Platinum Investor                                  32,902   8.87    291,844    0.00%     1.35%     34.16%
LEVCO Equity Value Fund
   Select Reserve                                      5,900   5.89     34,752    1.43%     0.40%     28.06%
MFS VIT Capital Opportunities Series - Initial
  Class
   Platinum Investor                                 302,481   5.87  1,774,368    0.23%     1.35%     25.68%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                 826,345   7.29  6,025,670    0.00%     1.35%     28.48%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                 105,756   7.78    822,829    0.00%     1.35%     31.93%
MFS VIT Research Series - Initial Class
   Platinum Investor                                 147,768   6.40    945,198    0.67%     1.35%     23.03%
Navellier Growth Portfolio
   Select Reserve                                    370,869   6.87  2,548,182    0.00%     0.40%     39.87%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                        4,612   2.18     10,037    1.71%     1.55%     14.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Platinum Investor                                 137,543   5.43    747,393    0.00%     1.35%     26.36%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                        1,148   2.19      2,510    0.00%     1.55%     33.01%
PIMCO VIT Real Return Portfolio - Administrative
  Class
   Platinum Investor                                 350,636  13.84  4,854,532    2.87%     1.35%      7.39%
PIMCO VIT Short-Term Portfolio - Administrative
  Class
   Platinum Investor                                 126,039  10.81  1,362,987    1.85%     1.35%      0.68%
PIMCO VIT Total Return Portfolio - Administrative
  Class
   Platinum Investor                                 384,860  12.27  4,723,910    2.94%     1.35%      3.64%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                 293,049   9.36  2,742,198    1.71%     1.35%     25.67%
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                  57,272   9.40    538,099    1.36%     1.35%     36.00%
Royce Small-Cap Portfolio
   Select Reserve                                     68,289   9.98    681,782    0.00%     0.40%     40.54%
Safeco RST Core Equity Portfolio
   Platinum Investor                                 332,009   7.04  2,338,987    0.92%     1.35%     23.11%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                 299,532  10.94  3,277,101    0.00%     1.35%     41.03%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                       536,338   7.20  3,860,994    0.06%     1.40%      3.18%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                       385,258   4.86  1,871,082    0.00%     1.40%     47.59%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                     1,463,185   6.44  9,430,151    0.00%     1.40%     23.19%
   Platinum Investor                                 292,925   8.33  2,439,986    0.00%     1.35%     23.25%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                Investment
                                                             Unit                 Income    Expense    Total
Divisions                                            Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                          --------- ------ ----------- ---------- --------- ----------
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                       893,325 $ 7.12 $ 6,364,535    0.00%     1.40%     27.17%
UIF High Yield Portfolio - Class I
   GENERATIONS                                       904,682   5.73   5,181,607    0.00%     1.40%     23.96%
   Platinum Investor                                 158,738   9.75   1,547,581    0.00%     1.35%     24.02%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                       793,981   5.00   3,967,517    0.12%     1.40%     25.65%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                     1,472,472   9.21  13,561,919    0.00%     1.40%     39.54%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                       299,069  13.46   4,024,076    0.00%     1.40%     35.60%
UIF Value Portfolio - Class I
   GENERATIONS                                     1,678,272   6.84  11,474,771    0.00%     1.40%     32.22%
VALIC Company I - International Equities Fund
   Platinum Investor                                  99,838   7.74     772,461    1.34%     1.35%     27.90%
   Select Reserve                                     11,632   8.24      95,807    1.43%     0.40%     29.12%
   VAriety Plus                                       16,741   1.12      18,760    1.16%     1.55%     27.64%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                 458,811  13.85   6,353,666    0.63%     1.35%     33.31%
   Select Reserve                                     11,491  11.86     136,263    0.66%     0.40%     34.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                                 376,870  10.81   4,072,734    0.74%     1.35%     -0.75%
   Select Reserve                                    914,065   5.84   5,338,823    0.47%     0.40%      0.20%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                 226,388   4.35     985,902    0.00%     1.35%     47.28%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                 139,670   3.87     540,958    0.00%     1.35%     49.44%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                  68,778  11.10     763,468    0.47%     1.35%     44.50%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                          840   3.08       2,584    1.01%     1.55%     26.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                               1,027,146   8.19   8,417,062    1.28%     1.35%     26.48%
   Select Reserve                                     50,198   8.66     434,945    1.31%     0.40%     27.69%
   VAriety Plus                                       55,887   3.95     220,820    1.35%     1.55%     26.23%
Van Kampen Comstock Fund
   Other Contracts                                   253,064  25.39   6,424,931    1.29%     0.75%     30.00%
Van Kampen Corporate Bond Fund
   Other Contracts                                    45,928   6.48     297,700    6.20%     0.75%      8.99%
Van Kampen High Yield Fund
   Other Contracts                                 1,296,007   5.13   6,652,625    8.13%     0.75%     23.32%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                     1,814,522  10.87  19,715,980    0.00%     1.40%     25.58%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                     1,046,594  15.07  15,772,209    0.50%     1.40%     24.13%
   Other Contracts (Deferred Load, Non-Qualified)  1,002,058   5.78   5,796,677    0.49%     1.25%     24.32%
   Other Contracts (Deferred Load, Qualified)          1,236   5.75       7,107    0.49%     1.25%     24.32%
   Other Contracts (Non-Qualified)                   107,178   6.41     687,199    0.49%     0.75%     24.94%
   VAriety Plus                                      278,975   2.93     818,406    0.49%     1.55%     23.94%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                            ---------- ------ ------------ ---------- --------- ----------
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          721,109 $12.16 $  8,769,945    4.96%     1.40%      0.33%
   Other Contracts (Deferred Load, Non-Qualified)       383,252   4.20    1,610,266    4.26%     1.25%      0.48%
   Other Contracts (Deferred Load, Qualified)             9,266   4.44       41,122    4.26%     1.25%      0.48%
   Other Contracts (Non-Qualified)                      108,711   4.76      517,881    4.26%     0.75%      0.99%
   VAriety Plus                                         117,232   2.40      280,829    4.62%     1.55%      0.18%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        5,543,855   9.01   49,926,471    0.94%     1.40%     26.25%
   Platinum Investor                                    195,894  10.41    2,038,840    0.86%     1.35%     26.31%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          384,096   9.05    3,476,975    0.56%     1.40%     -0.83%
   Other Contracts (Deferred Load, Non-Qualified)       505,273   2.60    1,313,075    0.58%     1.25%     -0.68%
   Other Contracts (Deferred Load, Qualified)             1,619   2.60        4,209    0.58%     1.25%     -0.68%
   Other Contracts (Non-Qualified)                      242,989   2.89      701,453    0.58%     0.75%     -0.18%
   VAriety Plus                                          32,161   1.77       56,906    1.05%     1.55%     -0.98%
Van Kampen Reserve Fund
   Other Contracts                                      296,975   4.16    1,235,600    0.32%     0.75%     -0.23%
WM VT Balanced Portfolio
   WM Advantage                                      17,832,679   1.23   22,012,676    2.30%     1.40%     21.04%
   WM Strategic Asset Manager                        31,038,324   8.05  249,875,607    2.33%     1.40%     21.04%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         313,708   1.17      366,513    2.05%     1.40%     15.46%
   WM Strategic Asset Manager                         2,035,585   6.09   12,402,291    1.94%     1.40%     15.46%
WM VT Conservative Growth Portfolio
   WM Advantage                                      21,077,612   1.17   24,735,337    2.06%     1.40%     26.95%
   WM Strategic Asset Manager                        21,673,180   8.18  177,210,651    2.05%     1.40%     26.95%
WM VT Equity Income Fund
   WM Advantage                                         787,816   1.39    1,096,129    2.23%     1.40%     28.29%
   WM Strategic Asset Manager                         2,828,241   7.02   19,855,115    2.50%     1.40%     28.29%
WM VT Flexible Income Portfolio
   WM Advantage                                       1,512,515   1.23    1,854,403    2.56%     1.40%     11.72%
   WM Strategic Asset Manager                         7,868,316   7.29   57,382,845    2.61%     1.40%     11.72%
WM VT Growth & Income Fund
   WM Advantage                                       6,770,216   2.45   16,559,568    1.17%     1.40%     25.04%
   WM Strategic Asset Manager                         5,917,061   5.73   33,897,273    1.18%     1.40%     25.04%
WM VT Growth Fund
   WM Advantage                                       8,578,342   2.70   23,145,774    0.00%     1.40%     27.39%
   WM Strategic Asset Manager                         4,884,654   5.90   28,820,484    0.00%     1.40%     27.39%
WM VT Income Fund
   WM Advantage                                       7,130,102   1.76   12,514,840    5.64%     1.40%      8.25%
   WM Strategic Asset Manager                         2,087,184   6.72   14,031,340    6.39%     1.40%      8.25%
WM VT International Growth Fund
   WM Advantage                                       4,415,516   1.34    5,933,738    1.24%     1.40%     33.62%
   WM Strategic Asset Manager                           560,816   4.81    2,696,670    1.23%     1.40%     33.63%
WM VT Mid Cap Stock Fund
   WM Advantage                                         527,015   1.43      753,763    0.28%     1.40%     25.96%
   WM Strategic Asset Manager                           803,239   7.15    5,744,132    0.30%     1.40%     25.96%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2003 are as follows:

                                                                    Investment
                                                  Unit                Income    Expense  Total Return
Divisions                                 Units   Value Net Assets  Ratio (a)  Ratio (b)     (c)
---------                               --------- ----- ----------- ---------- --------- ------------
WM VT Money Market Fund
   WM Advantage                         2,462,104 $1.29 $ 3,178,772    0.60%     1.40%      -0.75%
   WM Strategic Asset Manager           2,191,061  5.75  12,597,839    0.65%     1.40%      -0.75%
WM VT Short Term Income Fund
   WM Advantage                         4,359,683  1.45   6,335,046    6.01%     1.40%       4.05%
   WM Strategic Asset Manager             683,337  6.45   4,407,258    6.81%     1.40%       4.05%
WM VT Small Cap Growth Fund
   WM Advantage                         4,549,487  1.93   8,779,831    0.00%     1.40%      69.03%
WM VT Small Cap Growth Fund - Continued
   WM Strategic Asset Manager             927,137  5.93   5,498,813    0.00%     1.40%      69.03%
WM VT Strategic Growth Portfolio
   WM Advantage                         1,365,432  1.08   1,472,464    1.19%     1.40%      31.22%
   WM Strategic Asset Manager           7,264,859  8.70  63,180,826    1.39%     1.40%      31.22%
WM VT U.S. Government Securities Fund
   WM Advantage                         6,382,308  1.58  10,062,712    4.76%     1.40%       0.72%
   WM Strategic Asset Manager           3,935,172  6.34  24,953,821    5.32%     1.40%       0.72%
WM VT West Coast Equity Fund
   WM Advantage                           705,626  1.38     976,089    0.24%     1.40%      41.36%
   WM Strategic Asset Manager           2,486,638  8.95  22,246,537    0.26%     1.40%      41.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued


A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                         Investment
                                                                       Unit                Income    Expense  Total Return
Divisions                                                      Units   Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                                    --------- ------ ---------- ---------- --------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                           328,473 $ 6.73 $2,212,078    0.56%     1.35%      -16.81%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                         1,386,067   5.81  8,047,041    0.31%     1.35%      -31.20%
American Century VP Value Fund - Class I
   Platinum Investor                                           204,071  10.33  2,108,769    0.83%     1.35%      -13.79%
Ayco Growth Fund
   Platinum Investor                                            28,270   6.54    184,788    0.41%     1.35%      -30.25%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                            49,797   4.98    247,791    0.00%     1.35%      -35.04%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                            88,491   8.08    714,853    0.36%     1.35%      -13.67%
Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                           578,553   5.57  3,220,133    0.19%     1.35%      -29.90%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                           483,579   9.17  4,434,291    0.05%     1.35%      -20.21%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                           693,468  12.54  8,697,179    5.27%     1.35%        6.32%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                              744,277   6.54  4,869,798    8.55%     0.40%       -4.22%
Evergreen Offit VA U.S. Government Securities Fund - Class
  1
   Select Reserve                                               81,156   6.57    533,057    0.70%     0.40%        9.52%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            1,372,894   5.45  7,482,818    8.17%     0.40%       -0.72%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                1,233   6.18      7,625   15.50%     0.40%        9.04%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                 49,870   2.44    121,853    2.76%     1.55%      -10.13%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                           115,113   8.24    948,569    2.98%     1.35%      -10.25%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                           284,940   7.38  2,102,450    0.65%     1.35%      -10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                           414,955   7.72  3,203,371    1.63%     1.35%      -18.26%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                           438,677   4.98  2,184,500    0.17%     1.35%      -31.23%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                 29,751   2.15     63,955    0.78%     1.55%      -23.45%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                 43,796   1.52     66,386    0.86%     1.55%      -21.51%
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                           162,294   7.07  1,147,655    1.77%     1.35%      -19.66%
Franklin Templeton - Templeton Global Asset Allocation Fund
  - Class 2
   Platinum Investor                                           187,841   8.78  1,649,880    1.82%     1.35%       -5.67%
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor                                            49,182   4.95    243,522    0.65%     1.35%      -26.75%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                           210,251   3.28    688,959    0.00%     1.35%      -29.08%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                    Investment
                                                                  Unit                Income    Expense  Total Return
Divisions                                                  Units  Value  Net Assets Ratio (a)  Ratio (b)     (c)
---------                                                 ------- ------ ---------- ---------- --------- ------------
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor                                      167,585 $ 5.03 $  843,678    0.62%     1.35%      -26.70%
JPMorgan Small Company Portfolio
   Platinum Investor                                       29,400   6.61    194,385    0.20%     1.35%      -22.70%
LEVCO Equity Value Fund
   Select Reserve                                          32,028   4.60    147,331    0.12%     0.40%      -28.51%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                      312,417   4.67  1,458,179    0.05%     1.35%      -30.63%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                      909,438   5.68  5,161,449    0.00%     1.35%      -34.65%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                      118,547   5.90    699,140    0.00%     1.35%      -32.55%
MFS VIT Research Series - Initial Class
   Platinum Investor                                      178,521   5.20    928,118    0.30%     1.35%      -25.55%
Navellier Growth Portfolio
   Select Reserve                                         442,386   4.91  2,173,132    0.19%     0.40%      -19.19%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                             4,618   1.90      8,780    2.45%     1.55%      -18.43%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                       91,627   4.30    394,043    0.00%     1.35%      -30.29%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                            18,556   1.64     30,513    0.60%     1.55%      -25.31%
OFFIT VIF-Emerging Markets Fund
   Select Reserve                                              --   6.33         --   14.60%     0.40%       -7.34%
OFFIT VIF-High Yield Fund
   Select Reserve                                              --   5.33         --    9.10%     0.40%       -2.91%
OFFIT VIF-Total Return Fund
   Select Reserve                                              --   5.99         --   20.20%     0.40%        5.60%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                              --   6.49         --    0.51%     0.40%        8.22%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                      403,475  12.89  5,201,442    4.61%     1.35%       16.22%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                      176,689  10.74  1,897,788    3.13%     1.35%        1.64%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                      414,050  11.84  4,903,884    4.51%     1.35%        7.62%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                      297,100   7.45  2,212,145    1.68%     1.35%      -20.07%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                       57,026   6.91    393,960    0.54%     1.35%      -14.92%
Royce Small-Cap Portfolio
   Select Reserve                                          68,294   7.10    485,160    0.00%     0.40%      -14.16%
Safeco RST Core Equity Portfolio
   Platinum Investor                                      372,491   5.72  2,131,647    0.99%     1.35%      -26.90%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                      320,737   7.76  2,488,241    0.00%     1.35%      -38.51%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                            573,835   6.98  4,003,470    3.52%     1.40%        5.83%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                 Investment
                                                              Unit                 Income    Expense  Total Return
Divisions                                             Units   Value  Net Assets  Ratio (a)  Ratio (b)     (c)
---------                                           --------- ------ ----------- ---------- --------- ------------
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                        466,043 $ 3.29 $ 1,533,568    0.00%     1.40%      -10.17%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                      1,638,270   5.23   8,570,817    0.15%     1.40%      -28.87%
   Platinum Investor                                  331,076   6.76   2,237,480    0.14%     1.35%      -28.83%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      1,020,579   5.60   5,717,568    1.13%     1.40%      -18.02%
UIF High Yield Portfolio - Class I
   GENERATIONS                                      1,065,187   4.62   4,921,558    8.26%     1.40%       -8.56%
   Platinum Investor                                  166,067   7.86   1,305,411    9.30%     1.35%       -8.51%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                        917,642   3.98   3,649,437    0.86%     1.40%      -17.97%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      1,691,178   6.60  11,162,303    0.00%     1.40%      -29.02%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                        351,469   9.92   3,487,506    2.93%     1.40%       -2.17%
UIF Value Portfolio - Class I
   GENERATIONS                                      1,882,791   5.17   9,736,288    0.91%     1.40%      -23.24%
VALIC Company I - International Equities Fund
   Platinum Investor                                  112,590   6.05     681,105    0.32%     1.35%      -19.88%
   Select Reserve                                      15,126   6.38      96,488    0.59%     0.40%      -19.11%
   VAriety Plus                                        35,975   0.88      31,583    0.34%     1.55%      -20.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                  508,632  10.39   5,283,575    0.66%     1.35%      -16.04%
   Select Reserve                                      15,472   8.81     136,324    0.83%     0.40%      -15.24%
VALIC Company I - Money Market I Fund
   Platinum Investor                                1,548,321  10.89  16,858,737    1.18%     1.35%       -0.11%
   Select Reserve                                      79,928   5.83     465,917    1.15%     0.40%        0.84%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                  185,357   2.96     548,088    0.00%     1.35%      -39.09%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                  151,065   2.59     391,511    0.00%     1.35%      -41.01%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                   47,112   7.68     361,908    1.07%     1.35%      -21.88%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                           841   2.43       2,044    0.80%     1.55%      -24.62%
VALIC Company I - Stock Index Fund
   Platinum Investor                                1,132,364   6.48   7,336,334    1.15%     1.35%      -23.48%
   Select Reserve                                      45,477   6.79     308,591    1.20%     0.40%      -22.74%
   VAriety Plus                                        94,866   3.13     296,940    1.09%     1.55%      -23.63%
Van Kampen Comstock Fund
   Other Contracts                                    299,462  19.53   5,848,410    1.27%     0.75%      -20.19%
Van Kampen Corporate Bond Fund
   Other Contracts                                     80,624   5.95     479,467    5.64%     0.75%        2.62%
Van Kampen High Yield Fund
   Other Contracts                                  1,346,381   4.16   5,604,446   11.20%     0.75%      -10.15%
Van Kampen LIT Asset Allocation Portfolio - Class I
   VAriety Plus                                            --   2.96          --    6.98%     1.55%       -3.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense  Total Return
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b)     (c)
---------                                            ---------- ------ ------------ ---------- --------- ------------
Van Kampen LIT Domestic Income Portfolio - Class I
   GENERATIONS                                               -- $11.12 $         --   14.00%     1.40%       -1.61%
   Other Contracts (Deferred Load, Non-Qualified)            --   3.90           --   17.62%     1.25%       -1.46%
   Other Contracts (Deferred Load, Qualified)                --   4.12           --   17.62%     1.25%       -1.46%
   Other Contracts (Non-Qualified)                           --   4.40           --   17.62%     0.75%       -0.97%
   VAriety Plus                                              --   2.17           --   14.23%     1.55%       -1.76%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        2,135,547   8.65   18,478,077    0.36%     1.40%      -33.43%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                        1,201,646  12.14   14,588,571    0.49%     1.40%      -30.31%
   Other Contracts (Deferred Load, Non-Qualified)     1,083,068   4.65    5,039,795    0.48%     1.25%      -30.21%
   Other Contracts (Deferred Load, Qualified)             1,236   4.62        5,717    0.48%     1.25%      -30.21%
   Other Contracts (Non-Qualified)                       93,367   5.13      479,152    0.48%     0.75%      -29.86%
   VAriety Plus                                         292,450   2.37      692,193    0.27%     1.55%      -30.42%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          929,910  12.12   11,272,066    2.94%     1.40%        8.09%
   Other Contracts (Deferred Load, Non-Qualified)       441,660   4.18    1,846,784    0.00%     1.25%        0.00%
   Other Contracts (Deferred Load, Qualified)             8,331   4.42       36,796    0.00%     1.25%        0.00%
   Other Contracts (Non-Qualified)                      101,470   4.72      478,671    0.00%     0.75%        0.00%
   VAriety Plus                                         130,980   2.39      313,197    2.88%     1.55%        7.93%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        6,176,881   7.13   44,060,833    0.99%     1.40%      -15.69%
   Platinum Investor                                    176,966   8.24    1,458,145    2.76%     1.35%      -12.66%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          624,707   9.13    5,702,254    1.15%     1.40%       -0.19%
   Other Contracts (Deferred Load, Non-Qualified)       551,184   2.62    1,442,165    1.24%     1.25%       -0.04%
   Other Contracts (Deferred Load, Qualified)             1,702   2.62        4,454    1.24%     1.25%       -0.04%
   Other Contracts (Non-Qualified)                      341,288   2.89      987,007    1.24%     0.75%        0.46%
   VAriety Plus                                              --   1.79           --    0.19%     1.55%       -0.34%
Van Kampen LIT Strategic Stock Portfolio - Class I
   GENERATIONS                                               --   6.31           --    4.71%     1.40%        2.96%
Van Kampen Reserve Fund
   Other Contracts                                      116,295   4.17      484,992    0.79%     0.75%        0.24%
WM VT Balanced Portfolio
   WM Advantage                                      24,540,616   1.02   25,027,110    2.10%     1.40%      -10.05%
   WM Strategic Asset Manager                        34,906,845   6.65  232,172,090    2.24%     1.40%      -10.05%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         347,400   1.01      351,534    0.77%     1.40%       -3.62%
   WM Strategic Asset Manager                         2,261,547   5.28   11,934,156    0.72%     1.40%       -3.62%
WM VT Conservative Growth Portfolio
   WM Advantage                                      25,188,909   0.92   23,284,477    3.18%     1.40%      -16.69%
   WM Strategic Asset Manager                        26,163,600   6.44  168,509,569    3.23%     1.40%      -16.69%
WM VT Equity Income Fund
   WM Advantage                                         883,514   1.08      958,169    2.04%     1.40%      -13.73%
   WM Strategic Asset Manager                         3,088,847   5.47   16,902,297    2.28%     1.40%      -13.73%
WM VT Flexible Income Portfolio
   WM Advantage                                       1,846,155   1.10    2,025,932    0.66%     1.40%        0.72%
   WM Strategic Asset Manager                         9,808,934   6.53   64,028,857    0.62%     1.40%        0.72%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2002 are as follows:

                                                                   Investment
                                                 Unit                Income    Expense  Total Return
Divisions                               Units    Value Net Assets  Ratio (a)  Ratio (b)     (c)
---------                             ---------- ----- ----------- ---------- --------- ------------
WM VT Growth & Income Fund
   WM Advantage                        8,953,147 $1.96 $17,513,520    0.69%     1.40%      -22.25%
   WM Strategic Asset Manager          7,300,111  4.58  33,445,533    0.73%     1.40%      -22.25%
WM VT Growth Fund
   WM Advantage                       11,028,293  2.12  23,358,123    0.00%     1.40%      -31.98%
   WM Strategic Asset Manager          5,917,083  4.63  27,405,408    0.00%     1.40%      -31.98%
WM VT Income Fund
   WM Advantage                        9,307,079  1.62  15,090,247    4.53%     1.40%        8.09%
   WM Strategic Asset Manager          2,221,945  6.21  13,798,287    4.37%     1.40%        8.09%
WM VT International Growth Fund
   WM Advantage                        5,842,292  1.01   5,875,477    1.12%     1.40%      -16.88%
   WM Strategic Asset Manager            643,141  3.60   2,314,327    1.16%     1.40%      -16.88%
WM VT Mid Cap Stock Fund
   WM Advantage                          754,065  1.14     856,246    0.19%     1.40%      -11.60%
   WM Strategic Asset Manager            915,143  5.68   5,195,716    0.22%     1.40%      -11.60%
WM VT Money Market Fund
   WM Advantage                        5,020,380  1.30   6,531,008    1.22%     1.40%       -0.03%
   WM Strategic Asset Manager          3,980,690  5.79  23,061,582    1.29%     1.40%       -0.03%
WM VT Short Term Income Fund
   WM Advantage                        5,743,684  1.40   8,021,009    3.96%     1.40%        4.79%
   WM Strategic Asset Manager            816,941  6.20   5,063,752    3.60%     1.40%        4.79%
WM VT Small Cap Growth Fund
   WM Advantage                        5,893,863  1.14   6,729,301    0.00%     1.40%      -47.89%
   WM Strategic Asset Manager          1,002,627  3.51   3,518,132    0.00%     1.40%      -47.89%
WM VT Strategic Growth Portfolio
   WM Advantage                        1,729,513  0.82   1,421,326    3.72%     1.40%      -21.63%
   WM Strategic Asset Manager          8,646,313  6.63  57,304,096    3.89%     1.40%      -21.63%
WM VT U.S. Government Securities Fund
   WM Advantage                        8,105,156  1.57  12,688,224    3.76%     1.40%        7.36%
   WM Strategic Asset Manager          6,054,655  6.30  38,121,168    2.85%     1.40%        7.36%
WM VT West Coast Equity Fund
   WM Advantage                          837,808  0.98     819,824    0.66%     1.40%      -23.63%
   WM Strategic Asset Manager          2,712,340  6.33  17,165,462    0.61%     1.40%      -23.63%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued


(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the year ended December 31, 2002, no total return was calculated if the Division became an available investment option during the year. For the years ended December 31, 2006, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*   Fund Name Changes

    2004

    -Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.

    2006

    -Effective February 21, 2006, VALIC Company I - Income & Growth Fund changed its name to VALIC Company I - Core Value Fund.

    -Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

    -Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

                        American Home Assurance Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                        American Home Assurance Company

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                               Table of Contents

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

                        American Home Assurance Company

                         Statements of Admitted Assets

                                Statutory Basis
                       As of December 31, 2006 and 2005
                                (000's Omitted)

 As of December 31,                                        2006        2005
 ------------------                                     ----------- -----------
 Cash and Invested Assets:

    Bonds, at amortized cost (NAIC market
      value: 2006 - $15,146,927; 2005 -
      $9,798,011)                                       $14,844,987 $ 9,663,980

    Stocks:

        Common stocks, at NAIC market value
          (Cost: 2006 - $1,602,207; 2005 -
          $1,575,109)                                     3,304,355   3,190,583
        Preferred stocks, primarily at NAIC
          market value (Cost: 2006 - $577,109;
          2005 - $539,993)                                  587,471     542,438
    Other invested assets, primarily at equity
      (Cost: 2006 - $1,171,367; 2005 -
      $2,109,071)                                         1,509,651   2,261,269
    Securities lending collateral                           203,323     295,591
    Short-term investments, at amortized cost
      (approximates NAIC market value)                      129,196      95,534
    Cash                                                    164,596      22,494
    Receivable for securities                                    --     164,069
                                                        ----------- -----------
           Total Cash and Invested Assets                20,743,579  16,235,958
                                                        ----------- -----------
 Investment income due and accrued                          203,764     234,067
 Agents' balances or uncollected premiums:
    Premiums in course of collection                        955,240     925,573
    Premiums and installments booked but
      deferred and not yet due                              371,971     355,388
    Accrued retrospective premiums                        1,606,389   1,267,421
 Amounts billed and receivable from high
   deductible policies                                       76,370     104,345
 Reinsurance recoverable on loss payments                   488,243     399,204
 Funds held by or deposited with reinsurers                  13,951      23,948
 Deposit accounting assets                                  809,537   1,336,343
 Deposit accounting assets - funds held                      94,279     432,987
 Federal and foreign income taxes recoverable
   from parent                                               63,569     794,462
 Net deferred tax assets                                    421,900     308,507
 Equities in underwriting pools and associations            858,614     577,679
 Electronic data processing equipment, less
   accumulated depreciation                                      --      93,882
 Receivable from parent, subsidiaries and
   affiliates                                             1,484,555   3,189,824
 Other admitted assets                                      179,243     178,400
                                                        ----------- -----------
           Total Admitted Assets                        $28,371,204 $26,457,988
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                Statements of Liabilities, Capital and Surplus

                                Statutory Basis
                       As of December 31, 2006 and 2005
                   (000's Omitted Except Share Information)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses      $12,754,581  $11,620,078
Unearned premium reserves                               4,518,443    4,334,485
Commissions, premium taxes, and other expenses
  payable                                                 183,640      118,273
Reinsurance payable on paid loss and loss adjustment
  expenses                                                308,091      247,937
Funds held by company under reinsurance treaties          228,878      255,848
Provision for reinsurance                                 128,824      210,152
Ceded reinsurance premiums payable, net of ceding
  commissions                                             427,505      431,565
Retroactive reinsurance reserves - assumed                 23,242       32,893
Retroactive reinsurance reserves - ceded                  (61,283)     (65,044)
Deposit accounting liabilities                            172,296      486,910
Deposit accounting liabilities - funds held               703,508    1,006,426
Securities lending payable                                203,323      295,591
Collateral deposit liability                              613,043      505,755
Payable to parent, subsidiaries and affiliates          1,547,586    1,583,699
Payable for securities                                    110,581           --
Other liabilities                                         297,093      343,769
                                                      -----------  -----------
   Total Liabilities                                   22,159,351   21,408,337
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                              25,426       25,426
Capital in excess of par value                          2,779,526    2,779,526
Unassigned surplus                                      3,357,054    2,176,592
Special surplus funds from retroactive reinsurance         49,847       68,107
                                                      -----------  -----------
   Total Capital and Surplus                            6,211,853    5,049,651
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus            $28,371,204  $26,457,988
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

            Statements of Income and Changes in Capital and Surplus

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

For the Years Ended December 31,                          2006         2005
--------------------------------                       ----------  -----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $7,700,011  $ 7,045,820
                                                       ----------  -----------
Underwriting Deductions:
   Losses incurred                                      4,606,481    5,406,410
   Loss adjustment expenses incurred                      803,517    1,098,644
   Other underwriting expenses incurred                 1,825,815    1,584,477
                                                       ----------  -----------
Total Underwriting Deductions                           7,235,813    8,089,531
                                                       ----------  -----------
Net Underwriting Income (Loss)                            464,198   (1,043,711)
                                                       ----------  -----------
Investment Income:
   Net investment income earned                           702,426      630,678
   Net realized capital gains (net of capital
     gains taxes: 2006 - $29,092; 2005 - $20,492)          61,624       38,055
                                                       ----------  -----------
Net Investment Gain                                       764,050      668,733
                                                       ----------  -----------
Net loss from agents' or premium balances
  charged-off                                             (49,762)    (145,742)
Other gain, net of dividends to policyholders              63,978       91,947
                                                       ----------  -----------
Income (Loss) After Capital Gains Taxes and
  Before Federal Income Taxes                           1,242,464     (428,773)
Federal income tax expense (benefit)                      263,263     (243,047)
                                                       ----------  -----------
       Net Income (Loss)                               $  979,201  $  (185,726)
                                                       ==========  ===========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $5,049,651  $ 3,339,340
   Adjustment to beginning surplus                         55,538     (211,984)
                                                       ----------  -----------
Capital and Surplus, as of January 1,                   5,105,189    3,127,356
                                                       ----------  -----------
Changes in Capital and Surplus:
   Net income (loss)                                      979,201     (185,726)
   Change in net unrealized capital gains (net of
     capital gains taxes: 2006 - $121,173; 2005 -
     $13,354)                                             119,660      164,444
   Change in net deferred income tax                      (13,270)     112,728
   Change in non-admitted assets                          (80,352)    (322,775)
   Change in provision for reinsurance                     81,328      166,585
   Paid in capital and surplus                                 --    2,076,780
   Cash dividends to stockholder                               --      (31,732)
   Other surplus adjustments                                1,268           --
   Foreign exchange translation                            18,829      (58,009)
                                                       ----------  -----------
       Total Changes in Capital and Surplus             1,106,664    1,922,295
                                                       ----------  -----------
Capital and Surplus, December 31,                      $6,211,853  $ 5,049,651
                                                       ==========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                            Statements of Cash Flow

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,433,712  $ 7,143,463
 Net investment income                                    787,413      604,156
 Miscellaneous income (expense)                            75,317      (53,776)
                                                      -----------  -----------
    Sub-total                                           7,296,442    7,693,843
                                                      -----------  -----------
 Benefit and loss related payments                      3,520,205    3,809,181
 Commission and other expense paid                      2,401,959    2,171,077
 Dividends paid to policyholders                            1,344          878
 Change in Federal and foreign income taxes              (438,538)      (3,783)
                                                      -----------  -----------
    Net Cash Provided from Operations                   1,811,472    1,716,490
                                                      -----------  -----------
                Cash From Investments

 Proceeds from investments sold, matured, or repaid
    Bonds                                               5,231,792    4,129,223
    Stocks                                              3,211,715    2,795,546
    Other                                               1,646,730    3,042,793
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                        10,090,237    9,967,562
                                                      -----------  -----------
 Cost of investments acquired
    Bonds                                              10,488,316    5,803,573
    Stocks                                              3,180,130    3,071,743
    Other                                                 350,752    3,630,931
                                                      -----------  -----------
    Total Cost of Investments Acquired                 14,019,198   12,506,247
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (3,928,961)  (2,538,685)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock       1,326,780      750,000
 Dividends to stockholder                                      --      (47,598)
 Intercompany receivable and payable, net                 342,735      195,946
 Net deposit on deposit-type contracts and other
   insurance                                              262,411      285,727
 Other                                                    361,327     (332,847)
                                                      -----------  -----------
    Net Cash Provided from Financing Activities         2,293,253      851,228
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments         175,764       29,033

 Cash and Short-term Investments:
    Beginning of year                                     118,028       88,995
                                                      -----------  -----------
    End of Year                                       $   293,792  $   118,028
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., a Delaware corporation.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc., an indirect wholly-owned subsidiary of AIG (formerly known as NHIG Holding Corp.). Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

     December 31,                                     2006        2005
     ------------                                  ----------  ----------
     Net Income (Loss), NY SAP                     $  979,201  $ (185,726)
     State Practices - (Deduction):
        Non-Tabular Discounting                       (21,866)    (31,431)
                                                   ----------  ----------
     Net Income (Loss), NAIC SAP                   $  957,335  $ (217,157)
                                                   ==========  ==========
     Statutory Surplus, NY SAP                     $6,211,853  $5,049,651
     State Prescribed Practices - (Charge):
        Non-Tabular Discounting                      (234,471)   (212,605)
        Regulation 20 - Other reinsurance credits    (133,123)   (208,499)
        Regulation 20 - Parental letter of credit    (383,651)   (400,458)
        EDP equipment and software                         --     (93,881)
                                                   ----------  ----------
     Total State Prescribed Practices                (751,245)   (915,443)
                                                   ----------  ----------
     Statutory Surplus, NAIC SAP                   $5,460,608  $4,134,208
                                                   ==========  ==========

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $131,697. In addition, the Superintendent has permitted the Company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2006 amounted to $251,881.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $160,750 and $165,005, respectively. Mortgage-backed securities

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

       include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 20.1%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,606,389 and $1,267,421, respectively, net of non-admitted premium balances of $55,203 and $3,084, respectively.

   For the years ended December 31, 2006 and 2005, $684,635 and $510,615 of net written premiums were subject to retrospective rating features and amounted to 8.7% and 7.4% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insurers the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,676,681 and $1,671,598, as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's tabular discount amounted to $238,180 and $184,289, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,676,681 and $1,671,598 as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's non-tabular discount amounted to $234,471 and $212,605, respectively, all of which were applied against the Company's case reserves.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, EDP equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $21,036 and $24,616, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $107,392 and $88,562, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $55,538 and ($211,984) as of December 31, 2005 and 2004, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on policyholder surplus as of January 1, 2006 and 2005 is as follows:

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2005                                       $5,049,651

Correction of Error Adjustments:
   Asset admissibility                                                 (3,482)
   Foreign translation adjustment                                     102,290
   Federal income taxes                                               (43,270)
                                                                   ----------
       Total Correction of Error Adjustments                           55,538
                                                                   ----------
Balance at January 1, 2006, as Adjusted                            $5,105,189
                                                                   ==========

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2004, as Amended                           $3,339,340

Correction of Error Adjustments:
   Asset realization                                                 (229,448)
   Revenue recognition                                                (65,075)
   Federal income taxes                                                82,539
                                                                   ----------
       Total Correction of Error Adjustments                         (211,984)
                                                                   ----------
Balance at January 1, 2005, as Adjusted                            $3,127,356
                                                                   ==========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain receivables for high deductible policies should have been non-admitted.

Foreign Translation Adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income tax expense is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2006 and 2005.

                                             2006                   2005
                                    ----------------------- ---------------------
                                     Carrying   Statutory    Carrying  Statutory
As of December 31,                    Amount    Fair Value    Amount   Fair Value
------------------                  ----------- ----------- ---------- ----------
Assets:
   Bonds                            $14,844,987 $15,146,927 $9,663,980 $9,798,011
   Common stocks                      3,304,355   3,684,898  3,190,583  3,592,207
   Preferred stocks                     587,471     588,334    542,438    541,945
   Other invested assets              1,509,651   1,509,651  2,261,269  2,261,269
   Securities lending collateral        203,323     203,323    295,591    295,591
   Cash and short-term investments      293,792     293,792    118,028    118,028
   Receivable for securities                 --          --    164,069    164,069

Liabilities:
   Securities lending payable       $   203,323 $   203,323 $  295,591 $  295,591
   Collateral deposit liability         613,043     613,043    505,755    505,755
   Payable for securities               110,581     110,581         --         --

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows: The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.


--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

The carrying value of all other financial instruments approximates fair value.

The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                                             Gross      Gross
                                                                                Amortized  Unrealized Unrealized    NAIC *
                                                                                  Cost       Gains      Losses   Market Value
                                                                               ----------- ---------- ---------- ------------
As of December 31, 2006

   U.S. governments                                                            $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments                                                         1,195,804     5,207     3,017     1,197,994
   States, territories and possessions                                           2,320,995    45,984       928     2,366,051

   Political subdivisions of states, territories and possessions                 3,319,677    79,061       796     3,397,942
   Special revenue and special assessment obligations and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    7,052,116   172,223     1,204     7,223,135
   Public utilities                                                                 45,542       186       460        45,268
   Industrial and miscellaneous                                                    579,034    10,772     4,345       585,461
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2006                                    $14,844,987  $315,261   $13,321   $15,146,927
                                                                               ===========  ========   =======   ===========
As of December 31, 2005

   U.S. governments                                                            $   339,230  $  1,331   $ 4,491   $   336,070
   All other governments                                                         1,030,463     5,491     4,015     1,031,939
   States, territories and possessions                                           1,437,180    25,194     4,641     1,457,733
   Political subdivisions of states, territories and possessions                 1,971,726    34,761     2,780     2,003,707
   Special revenue and special assessment obligation and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    4,242,687    78,602     6,193     4,315,096
   Public utilities                                                                 46,234       634       226        46,642
   Industrial and miscellaneous                                                    596,460    13,179     2,815       606,824
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2005                                    $ 9,663,980  $159,192   $25,161   $ 9,798,011
                                                                               ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $15,167,455 and $9,818,483, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The amortized cost and NAIC market values* of bonds at December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                 2006                    2005
                                       ------------------------ -----------------------
                                        Amortized     NAIC *    Amortized     NAIC *
As of December 31,                        Cost     Market Value   Cost     Market Value
------------------                     ----------- ------------ ---------- ------------
Due in one year or less                $   981,727 $   981,280  $  957,757  $  954,751
Due after one year through five years      780,263     782,785     855,048     857,130
Due after five years through ten years  10,452,785  10,679,977   6,253,720   6,338,300
Due after ten years                      2,474,294   2,542,135   1,435,025   1,482,825
Mortgaged-backed securities                155,918     160,750     162,430     165,005
                                       ----------- -----------  ----------  ----------
   Total Bonds                         $14,844,987 $15,146,927  $9,663,980  $9,798,011
                                       =========== ===========  ==========  ==========

During 2006 and 2005, proceeds from the sales of the Company's bonds amounted to $4,370,165 and $3,278,300, respectively. During 2006 and 2005, the Company realized gross gains of $6,407 and $31,404, and gross losses of $21,502 and $17,304, respectively, related to these sales.

During 2006 and 2005, proceeds from the sales of the Company's equity investments amounted to $3,151,915 and $2,703,032, respectively. Gross gains of $222,465 and $132,690 and gross losses of $105,248 and $91,050 were realized on those sales in 2006 and 2005, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The cost or amortized cost and NAIC market values* of the Company's common and preferred stocks as of December 31, 2006 and 2005 are set forth in the table below:

                                           December 31, 2006
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  610,842 $1,517,992  $60,010   $2,068,824 $2,068,824
   Non-affiliated           991,365    266,605   22,439    1,235,531  1,235,531
                         ---------- ----------  -------   ---------- ----------
       Total             $1,602,207 $1,784,597  $82,449   $3,304,355 $3,304,355
                         ---------- ----------  -------   ---------- ----------
Preferred Stocks:

   Affiliated            $       -- $       --  $    --   $       -- $       --
   Non-affiliated           577,109     11,225       --      588,334    587,471
                         ---------- ----------  -------   ---------- ----------
       Total             $  577,109 $   11,225  $    --   $  588,334 $  587,471
                         ========== ==========  =======   ========== ==========

                                           December 31, 2005
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  602,396 $1,521,619  $ 68,346  $2,055,669 $2,055,669
   Non-affiliated           972,712    198,989    36,787   1,134,914  1,134,914
                         ---------- ----------  --------  ---------- ----------
       Total             $1,575,108 $1,720,608  $105,133  $3,190,583 $3,190,583
                         ========== ==========  ========  ========== ==========
Preferred Stocks:

   Affiliated            $       -- $       --  $     --  $       -- $       --
   Non-affiliated           539,993     10,710     8,758     541,945    542,438
                         ---------- ----------  --------  ---------- ----------
       Total             $  539,993 $   10,710  $  8,758  $  541,945 $  542,438
                         ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $0 and $(572), respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                            12 Months          Greater than
                                                             or Less             12 Months              Total
                                                      --------------------- ------------------- ---------------------
                                                        Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses    Value     Losses     Value      Losses
-------------------------                             ---------- ---------- -------- ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $  101,082  $   767   $ 73,937  $ 1,804   $  175,019  $  2,571
   All Other Governments                                 683,798    1,753     57,405    1,264      741,203     3,017
   States, territories and possessions                   135,854      161     64,833      767      200,687       928
   Political subdivisions of states, territories and
     possessions                                          80,117      277     35,991      519      116,108       796
   Special revenue                                       289,115      808     39,210      396      328,325     1,204
   Public utilities                                        1,236       14     18,342      446       19,578       460
   Industrial and miscellaneous                           68,790      458    108,020    3,887      176,810     4,345
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         1,359,992    4,238    397,738    9,083    1,757,730    13,321
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $1,549,754  $33,802   $680,990  $61,968   $2,230,744  $ 95,770
                                                      ==========  =======   ========  =======   ==========  ========
As of December 31, 2005:

   U. S. Governments                                  $  263,575  $ 3,780   $ 14,643  $   711   $  278,218  $  4,491
   All Other Governments                                 831,441    3,520     19,830      495      851,271     4,015
   States, territories and possessions                   368,996    3,419     51,889    1,222      420,885     4,641
   Political subdivisions of states, territories and
     possessions                                         380,044    2,347     23,929      433      403,973     2,780
   Special revenue                                       549,541    4,212     72,215    1,981      621,756     6,193
   Public utilities                                       16,300      188      1,661       38       17,961       226
   Industrial and miscellaneous                          115,026    2,247     14,784      568      129,810     2,815
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         2,524,923   19,713    198,951    5,448    2,723,874    25,161
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          421,479   31,543    215,755   73,590      637,234   105,133
   Preferred Stock                                       276,755    6,666     40,807    2,092      317,562     8,758
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          698,234   38,209    256,562   75,682      954,796   113,891
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $3,223,157  $57,922   $455,513  $81,130   $3,678,670  $139,052
                                                      ==========  =======   ========  =======   ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

     a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

     b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     c. In the opinion of Company's management, it is probable that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $17,934 and $972, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $776 and $2,542, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

   For the Years Ended December 31,                              2006   2005
   --------------------------------                             ------ ------
   Grshm Global Investment Fund ll K4                           $2,559 $   --
   Morgan Stanley III                                               --  1,684
   Items less than $1.0 million                                  1,051     11
                                                                ------ ------
      Total                                                     $3,610 $1,695
                                                                ====== ======

As of December 31, 2006 and 2005, securities with a market value of $199,380 and $289,449, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,565,608 and $2,270,251 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represented the Company's entire investment in life settlements and were

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

accounted for as collateral loans in accordance with SSAP No. 21, entitled Other Admitted Assets. The admitted value of the loans were not in excess of the cost (including capitalization of interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans was at least equal to the outstanding amount of such loans. On June 29, 2006, the Company entered into a transaction that was not objected to by the Insurance Department of the State of New York which resulted in the satisfaction of the loans. As of December 31, 2006, the Company has no collateralized loans.

During 2006 and 2005, included in Net Investment Income Earned were investment expenses of $7,329 and $7,139, respectively, and interest expense of $98,741 and $77,243, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                       2006          2005
                                                   ------------  -----------
   Reserves for Losses and LAE, Beginning of Year  $ 11,620,078  $ 9,357,799

   Adjustments for prior period corrections                  --     (165,738)
   Incurred losses and LAE related to:
      Current accident year                           5,343,020    5,111,414
      Prior accident years                               66,978    1,393,640
                                                   ------------  -----------
          Total Incurred Losses and LAE               5,409,998    6,505,054
                                                   ------------  -----------
   Paid losses and LAE related to:
      Current accident year                          (1,265,788)  (1,284,778)
      Prior accident years                           (3,009,707)  (2,792,259)
                                                   ------------  -----------
          Total Paid Losses and LAE                  (4,275,495)  (4,077,037)
                                                   ------------  -----------
   Reserves for Losses and LAE, as of December 31, $ 12,754,581  $11,620,078
                                                   ============  ===========

During 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $66,978 and $1,393,640, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005 (see
Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,524 and $188,050, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly known as
     Birmingham Fire Insurance Company of
     Pennsylvania)                                     19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   American International Underwriters Overseas,
     Limited                                              --       67.0%
   New Hampshire Insurance Company (NHIC)              23481       12.0%
   National Union                                      19445       11.0%
   American Home Assurance Company (AHAC)              19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premiums and funds withheld, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premiums and funds withheld are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $858,614 and $581,410, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $778,277 $622,815
   Unearned premium reserves                                337,926  284,060
   Funds held                                                17,712   15,740

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $32,575 and $25,858, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

                                                                Date   Policyholder   Invested   Estimated Policyholder
Guaranteed Company                                             Issued  Obligations     Assets      Loss      Surplus
------------------                                            -------- ------------ ------------ --------- ------------
AIG Hawaii Insurance Company, Inc.                            11/05/97 $     95,738 $    162,307    $--    $    69,612
American International Insurance Company                      11/05/97      335,804      785,981     --        357,830
AIG Mexico Seguros Interamericana, S.A. de C.V.               12/15/97       93,868       87,395     --         78,395
American International Insurance Company of California,
  Inc.                                                        12/15/97      144,248       56,694     --         22,827
American International Insurance Company of New Jersey        12/15/97      109,426       55,929     --         29,210
AIG Advantage Insurance Company(formerly Minnesota
  Ins. Co.)                                                   12/15/97       34,592       52,177     --         21,703
Landmark Insurance Company, Limited                         * 03/02/98      423,761      521,339     --        114,836
AIG Europe S.A.                                               03/02/98    2,278,448    1,211,630     --      1,363,948
AIG Edison Life Insurance Company                             09/15/98   20,854,923   21,353,910     --      1,348,668
AIG SunAmerica Life Assurance Company                   (+) * 01/04/99    4,239,331    4,576,100     --        797,911
First SunAmerica Life Insurance Company                     * 01/04/99    4,547,648    4,914,123     --        397,499
SunAmerica Life Insurance Company                       (+) * 01/04/99   35,545,269   46,184,379     --      4,557,590
AIG Europe (Netherlands) N.V.                                 11/01/02      606,697      151,940     --        167,456
American General Life Insurance Company                 (+)   03/03/03   23,712,805   26,595,082     --      2,575,981
American General Life and Accident Insurance Company          03/03/03    7,644,336    8,687,269     --        563,418
The United States Life Insurance Company of the City of
  NY                                                          03/03/03    3,374,806    3,972,505     --        426,210
The Variable Annuity Life Insurance Company             (+)   03/03/03   29,499,828   34,152,961     --      3,726,128
AIG Czech Republic Posjistovna, A.S.                          03/03/03       16,701       24,897     --         23,910
Lloyds Syndicate 1414                                         12/15/04      944,323      864,322     --        108,634
                                                                       ------------ ------------    ---    -----------
   Total Guarantees                                                    $134,502,552 $154,410,940    $--    $16,751,766
                                                                       ============ ============    ===    ===========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
*  The guaranteed company is also backed by a support agreement issued by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


D. Investments in Affiliates

   As of December 31, 2006 and 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2006       2006       2006
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   69,612  $  9,783
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     401,018    69,103
    American International Realty
      Corporation                    31.47%    29,581      44,044    18,696
    Eastgreen, Inc.                  13.42%    12,804      14,222       287
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445       2,816   (18,531)
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     9,463       2,442     1,425
    American International Life
      Assurance Company              22.48%    70,387     157,619     1,090
    American International
      Insurance Company              25.00%    25,000      89,457    13,559
    AIG Claim Service, Inc.          50.00%    48,962      46,675   (12,204)
    Transatlantic Holdings, Inc.     33.34%    34,055   1,048,323   (86,094)
    21st Century Insurance Group     16.65%   240,668     192,596    16,041
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $610,842  $2,068,824  $ 13,155
                                             ========  ==========  ========

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2005       2005       2005
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   59,829  $ (2,590)
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     331,915    63,241
    American International Realty
      Corporation                    31.47%    29,581      25,348    (1,932)
    Eastgreen, Inc.                  13.42%    12,804      13,935       355
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445      21,347         4
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     1,017       1,017        --
    American International Life
      Assurance Company              22.48%    70,387     156,529    20,123
    American International
      Insurance Company              25.00%    25,000      75,898     4,380
    AIG Claim Service, Inc.          50.00%    48,963      58,879     2,350
    Transatlantic Holdings, Inc.     33.34%    34,055   1,134,417    90,652
    21st Century Insurance Group     16.65%   240,667     176,555    28,153
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $602,396  $2,055,669  $204,736
                                             ========  ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The Company has ownership interests in certain affiliated real estate holding companies.

   The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,032,694 and $912,569, respectively.

E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluded reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005.

                                           Assets Received      Assets Transferred
                                            by the Company        by the Company
                                        ---------------------- ---------------------
Date of      Explanation of    Name of  Statement              Statement
Transaction   Transaction     Affiliate   Value    Description   Value   Description
----------- ----------------- --------- ---------- ----------- --------- -----------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash        $--        n/a
06/29/2006  Loan Satisfaction    AIRCO  $  239,966    Cash        $--        n/a

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2006 and 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                          2006     2005
   --------------------------------                        -------- --------
   AIG Technology, Inc.                                    $ 24,562 $ 26,700
   AIG Global Investment Corp.                                6,047    4,565
   AIG Domestic Claims, Inc.                                117,231  110,589
                                                           -------- --------
      Total                                                $147,840 $141,854
                                                           ======== ========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $100,915 and $73,379, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2006 and 2005 amounted to $63,569 and $794,462, respectively.

   During 2005, the Company sold $191,606 of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436. There were no premium receivable sales in 2006.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

    As of December 31,                                    2006       2005
    ------------------                                 ---------- ----------
    AIG (see Note 11)                                  $       -- $1,326,780
    Balances with pool member companies                 1,434,952  1,768,006
    Balances with less than 0.5% of admitted assets        49,603     95,038
                                                       ---------- ----------
    Receivable from Parent, Subsidiaries and
      Affiliates                                       $1,484,555 $3,189,824
                                                       ========== ==========
    Balances with pool member companies                $1,449,305 $1,549,731
    Balances with less than 0.5% of admitted assets        98,281     33,968
                                                       ---------- ----------
    Payable to Parent, Subsidiaries and Affiliates     $1,547,586 $1,583,699
                                                       ========== ==========

Note 6 - Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended
December 31,                            2006                     2005
-------------------            ----------------------- -----------------------
                                 Written     Earned      Written      Earned
                               ----------- ----------- ----------- -----------
Direct premiums                $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
Reinsurance premiums
  assumed:
   Affiliates                   11,336,822  11,001,341  11,104,687  11,235,985
   Non-affiliates                   48,750     243,681      23,903    (176,461)
                               ----------- ----------- ----------- -----------
       Gross Premiums           18,900,079  18,425,282  17,651,509  17,278,785
                               ----------- ----------- ----------- -----------
Reinsurance premiums
  ceded:
   Affiliates                    9,833,954   9,534,749   9,252,497   9,022,390
   Non-affiliates                1,182,156   1,190,522   1,247,759   1,210,575
                               ----------- ----------- ----------- -----------
       Net Premiums            $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
                               =========== =========== =========== ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance    Ceded Reinsurance            Net
                   --------------------- --------------------- ---------------------
                    Unearned              Unearned              Unearned
                    Premium   Commission  Premium   Commission  Premium    Commission
                    Reserves    Equity    Reserves    Equity    Reserves     Equity
                   ---------- ---------- ---------- ---------- ----------  ----------
December 31, 2006
   Affiliates      $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates      11,551     1,399     496,499    54,641    (484,948)   (53,242)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
                   ==========  ========  ==========  ========  ==========   ========
December 31, 2005
   Affiliates      $5,444,204  $663,323  $3,544,901  $413,904  $1,899,303   $249,419
   Non-affiliates       6,481       790     504,864    58,948    (498,383)   (58,158)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,450,685  $664,113  $4,049,765  $472,852  $1,400,920   $191,261
                   ==========  ========  ==========  ========  ==========   ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned     Paid    Reserves for
                                            Premium   Losses and  Losses and
                                            Reserves     LAE         LAE
                                           ---------- ---------- ------------
  December 31, 2006
     Affiliates                            $3,844,106  $ 82,387  $14,899,524
     Non-Affiliates                           496,499   405,856    2,873,315
                                           ----------  --------  -----------
     Total                                 $4,340,605  $488,243  $17,772,839
                                           ==========  ========  ===========
  December 31, 2005
     Affiliates                            $3,544,901  $ 91,985  $14,577,562
     Non-Affiliates                           504,864   307,219    3,542,634
                                           ----------  --------  -----------
     Total                                 $4,049,765  $399,204  $18,120,196
                                           ==========  ========  ===========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------                                              -------- -----------
  Affiliates:
     National Union Pool Companies                           --   $15,644,476
     American International Reinsurance Co. Ltd              --     1,623,719
     American International Insurance Company             32220       438,594
     American International Underwriters Overseas,
       Ltd.                                                  --       412,665
     Transatlantic Reinsurance Company                    19453       270,098
     AIG Global Trade and Political Risk Insurance
       Co.                                                10651       103,009
     United Guaranty Insurance Company                    11715        63,190
     Lexington Insurance Company                          19437        50,273
     American International Life Assurance Co. NY
       (US)                                               60607        22,165
     Hartford Steam Boiler Inspection and Insurance
       Co.                                                11452        12,701
     National Union Fire Ins Company of Vermont              --         5,487
     Ascot Syndicate Lloyds 1414                             --         3,600
     Starr Excess Liability Insurance Company, Ltd.       10932         3,115
     Universal Insurance Company Limited                     --         1,121
     Other                                                   --        14,847
                                                                  -----------
         Total Affiliates                                          18,669,060
                                                                  -----------
     Munich Re Group                                         --       240,118
     Lloyd's                                                 --       274,819
     Swiss Re Group                                          --       324,144
                                                                  -----------
         Total Non Affiliates                                         839,081
                                                                  -----------
  Total Affiliates and Non Affiliates                             $19,508,141
                                                                  ===========

During 2006 and 2005, the Company reported in its statements of income $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and $(1,710), respectively, less losses incurred of $12,318 and $41,431 respectively, as a result of commutations with the following reinsurers:

       Company                                             2006    2005
       -------                                            ------- -------
       Trenwick America                                   $ 8,280 $    --
       Alea Group                                           2,432      --
       SCOR Reinsurance Company                                --  42,442
       Other reinsurers below $1 million                    1,606     699
                                                          ------- -------
       Total                                              $12,318 $43,141
                                                          ======= =======

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $78,472 and $141,589, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $30,849 and $65,282, respectively.

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves                                $ 216,347  $453,727
       Adjustments - prior year(s)                      (171,243)  (33,563)
       Adjustments - current year                         (2,455)    8,416
                                                       ---------  --------
       Balance as of December 31, 2006                    42,649   428,580
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)                                      12,212   355,120
       Current year                                        7,195    12,177
                                                       ---------  --------
       Total Recovered as of December 31, 2006            19,407   367,297
                                                       ---------  --------
       Carried Reserves as of December 31, 2006        $  23,242  $ 61,283
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves                                $ 201,597  $276,437
       Adjustments - prior year(s)                      (180,000)  (18,869)
       Adjustments - current year                            (15)    4,538
                                                       ---------  --------
       Total Paid as of December 31, 2006              $  21,582  $262,106
                                                       =========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


                                                         Assumed   Ceded
                                                         ------- --------
      Special Surplus from Retroactive Reinsurance:
         Initial surplus gain or loss realized             $--   $ 47,559
         Adjustments - prior year(s)                        --     20,548
         Adjustments - current year                         --    (18,260)
                                                           ---   --------
         Balance as of December 31, 2006                   $--   $ 49,847
                                                           ===   ========

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2006, is set forth in the table below:

     Reinsurer                                              Assumed  Ceded
     ---------                                              ------- -------
        American International Reins. Co.                   $    -- $45,664
        PEG Reinsurance Co.                                      --   8,830
        Lyndon Property Ins. Company                             --   1,780
        American International Specialty Lines
          Insurance Company                                  17,247      --
        Commerce and Industry Insurance Company of
          Canada                                              5,930      --
        All other reinsurers below $1.0 million                  65   5,009
                                                            ------- -------
            Total                                           $23,242 $61,283
                                                            ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2006:
   Direct                         $       --  $ 77,954    $     --  $       --
   Assumed                                --    94,342      94,279          --
   Ceded                             809,537        --          --     703,508
                                  ----------  --------    --------  ----------
   Total                          $  809,537  $172,296    $ 94,279  $  703,508
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2005:
   Direct                         $       --  $ 56,768    $     --  $       --
   Assumed                                --   430,142     432,987      91,467
   Ceded                           1,336,343        --          --     914,959
                                  ----------  --------    --------  ----------
   Total                          $1,336,343  $486,910    $432,987  $1,006,426
                                  ==========  ========    ========  ==========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                         2006                    2005
                                ----------------------  ----------------------
                                 Deposit      Deposit    Deposit      Deposit
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $1,336,343  $  486,910  $1,638,716  $  465,475
   Deposit activity, including
     loss recoveries              (654,672)   (343,610)   (446,464)    (11,942)
   Interest income or expense,
     net of amortization of
     margin                        113,438      28,996      90,901      33,377
   Non-admitted asset portion       14,428          --      53,190          --
                                ----------  ----------  ----------  ----------
Balance as of December 31       $  809,537  $  172,296  $1,336,343  $  486,910
                                ==========  ==========  ==========  ==========

                                         2006                    2005
                                ----------------------  ----------------------
                                Funds Held  Funds Held  Funds Held  Funds Held
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $  432,987  $1,006,426  $  424,685  $1,089,396
   Contributions                        --      60,915       1,425          --
   Withdrawals                    (355,065)   (422,715)    (15,788)   (154,798)
   Interest                         16,357      58,882      22,665      71,828
                                ----------  ----------  ----------  ----------
Balance as of December 31       $   94,279  $  703,508  $  432,987  $1,006,426
                                ==========  ==========  ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $630,370 and $1,192,231, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $406,719 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting in losses of $3,737.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $97,009, funds held on deposit accounting - $332,073, deposit accounting liability - $314,735 and funds held on deposit accounting liability - $82,054.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2006 and 2005 are as follows:

   As of December 31,                                    2006        2005
   ------------------                                 ----------  ----------
   Gross deferred tax assets                          $1,236,352  $1,252,733
   Gross deferred tax liabilities                       (267,583)   (149,521)
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes                      (546,869)   (794,705)
                                                      ----------  ----------
   Net Admitted Deferred Tax Assets                   $  421,900  $  308,507
                                                      ==========  ==========
   Change in Deferred Tax Assets Non-admitted         $  247,836  $ (299,271)
                                                      ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

     For the Years Ended December 31,                     2006      2005
     --------------------------------                   -------- ---------
     Income tax expense (benefit) on net underwriting
       and net investment income                        $261,144 $(252,358)
     Federal income tax adjustment - prior year            2,119     9,311
                                                        -------- ---------
     Current Income Tax Expense (Benefit)               $263,263 $(243,047)
                                                        ======== =========
     Income Tax on Realized Capital Gains               $ 29,092 $  20,492
                                                        ======== =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, and changes in deferred income taxes for 2006 is set forth in the table below:

As of December 31,                                                          2006        2005       Change
------------------                                                       ----------  ----------  ---------
Deferred Tax Assets

   Loss reserve discount                                                 $  476,856  $  499,838  $ (22,982)
   Non-admitted assets                                                      160,128     206,602    (46,474)
   Unearned premium reserve                                                 316,291     303,414     12,877
   Partnership adjustments                                                   33,192          --     33,192
   Pension adjustments                                                           --       7,328     (7,328)
   Reserves                                                                 183,902      75,662    108,240
   Other temporary difference                                                65,983      54,878     11,105
   Deferred tax remediation - adjustments to December 31, 2005 surplus           --     105,011   (105,011)
                                                                         ----------  ----------  ---------
       Gross Deferred Tax Assets                                          1,236,352   1,252,733    (16,381)
   Non-admitted deferred tax assets                                        (546,869)   (689,694)   142,825
   Non-admitted deferred tax - adjustments to December 31, 2005 surplus          --    (105,011)   105,011
                                                                         ----------  ----------  ---------
       Admitted Deferred Tax Assets                                         689,483     458,028    231,455
                                                                         ----------  ----------  ---------
Deferred Tax Liabilities
   Unrealized capital gains                                                (236,490)   (115,317)  (121,173)
   Partnership adjustments                                                       --      (4,047)     4,047
   Other temporary differences                                              (31,093)    (30,157)      (936)
                                                                         ----------  ----------  ---------
   Gross Deferred Tax Liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
       Net Admitted Deferred Tax Assets                                  $  421,900  $  308,507  $ 113,393
                                                                         ==========  ==========  =========
   Gross deferred tax assets                                              1,236,352   1,252,733    (16,381)
   Gross deferred tax liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
   Net Deferred Tax Assets                                               $  968,769  $1,103,212   (134,443)
                                                                         ==========  ==========
   Income tax effect of unrealized capital (gains) / losses                                        121,173
                                                                                                 ---------
   Change in Net Deferred Income Taxes                                                           $ (13,270)
                                                                                                 =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                                           Amount    Tax Effect
                                                                         ----------  ----------
Income before Federal income taxes                                       $1,271,556  $ 445,045
Book to tax adjustments:
   Tax exempt income and dividends received deduction, net of proration    (455,068)  (159,274)
   Intercompany dividends                                                   (21,938)    (7,678)
   Meals and entertainment                                                    1,543        540
   Non-deductible penalties                                                   2,410        844
   Change in non-admitted assets                                            132,784     46,474
   Federal income tax adjustment - prior year                                    --     (6,222)
   Foreign tax credits                                                           --    (14,104)
                                                                         ----------  ---------
   Total Book to Tax Adjustments                                           (340,269)  (139,420)
                                                                         ----------  ---------
Federal taxable income                                                   $  931,287  $ 305,625
                                                                         ==========  =========

Current Federal income tax expense                                                   $ 263,263
Income tax on net realized capital gains                                                29,092
Change in deferred income taxes                                                         13,270
                                                                                     ---------
Total Federal income tax benefit                                                     $ 305,625
                                                                                     =========

The amount of Federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                    Current year                   $222,388
                    First preceding year           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $372,256 during 2006 and ($43,213) during 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan was $9,000 and $6,500 for the years ended December 31, 2006 and 2005, respectively.

B. Stock Option and Deferred Compensation Plans

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

   Post-retirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $282 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

   As of December 31,                          2006              2005
   ------------------                    ----------------  ----------------
   Discount rate                               6.00%             5.50%
   Rate of compensation increase
     (average)                                 4.25%             4.25%
   Measurement date                      December 31, 2006 December 31, 2005
   Medical cost trend rate                      N/A               N/A

C. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by each item below is as follows:

                                                    2006         2005
                                                -----------  -----------
       Unrealized gains                         $ 2,013,671  $ 1,725,717
       Non-admitted asset values                $(1,448,058) $(1,378,106)
       Provision for reinsurance                $  (128,824) $  (210,152)

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Dividend Restrictions

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2006, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2006) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2006, the maximum dividend payment, which may be made without prior approval during 2007, is approximately $621,185.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                             Asbestos Losses     Environmental Losses
                                         ----------------------  ------------------
                                            2006        2005       2006       2005
                                         ----------  ----------  --------   --------
Direct :
Loss and LAE reserves, beginning of year $1,087,625  $  693,044  $288,676   $256,889
   Incurred losses and LAE                  159,878     489,955   (75,819)    63,051
   Calendar year paid losses and LAE       (149,366)    (95,374)  (34,473)   (31,264)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $1,098,137  $1,087,625  $178,384   $288,676
                                         ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of year $   97,399  $   90,162  $  6,561   $  6,626
   Incurred losses and LAE                   14,332      14,722    (1,462)       830
   Calendar year paid losses and LAE        (14,387)     (7,485)     (151)      (895)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $   97,344  $   97,399  $  4,948   $  6,561
                                         ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of year $  518,246  $  348,261  $134,977   $142,025
   Incurred losses and LAE                   83,696     209,273   (22,324)    16,410
   Calendar year paid losses and LAE        (68,837)    (39,288)  (20,443)   (23,458)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $  533,105  $  518,246  $ 92,210   $134,977
                                         ==========  ==========  ========   ========

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $38.5 million and $34.8 million, respectively.

   At January 1, 2007, the minimum annual aggregate rental commitments are as follows:

          2007                                               $ 40,630
          2008                                                 40,143
          2009                                                 37,875
          2010                                                 37,367
          2011                                                 35,585
          Thereafter                                          253,990
                                                             --------
          Total minimum lease payments                       $445,590
                                                             ========

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales-leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $781,163 and included unrecorded loss contingencies of $758,100.

   As part of its private equity portfolio investment the Company may be called upon for an additional capital investment of up to $640,408, as of December 31, 2006. The Company expects only a small portion of this

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   portfolio will be called during 2007.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                     2006       2005
   ------------------                                  ---------  ---------
   Gross of reinsurance                                $ 448,183  $ 448,183
   Ceded reinsurance                                    (386,704)  (386,704)
                                                       ---------  ---------
      Net of Reinsurance                               $  61,479  $  61,479
                                                       =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,833,600 and $3,700,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims amounted to $332,913 and $397,395, respectively, of which $19,716 and $16,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Guaranty funds receivable or on deposit            $  18,220  $  20,098
    Loss funds on deposit                                 92,573     71,016
    Outstanding loss drafts - suspense accounts          489,807    509,571
    Accrued recoverables                                   4,691      6,780
    Other                                                  3,176     17,681
    Allowance for doubtful accounts                     (429,224)  (446,746)
                                                       ---------  ---------
       Total Other Admitted Assets                     $ 179,243  $ 178,400
                                                       =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006 the Company's liability for insolvency assessments amounted to $31,000 with a related asset for premium tax credits of $18,200. Of the amount accrued, the Company expects to pay approximately $12,800 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,100 of premium tax offset credits and the associated liability in years two through five. The remaining $6,100 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $429,224 and $446,746, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

  Other Liabilities                                         2006      2005
  -----------------                                       --------  --------
  Other liabilites, includes suspense accounts, expense
    account balances and certain accruals                 $107,092  $175,986
  Accrued retrospective premiums                            77,001    50,624
  Accounts payable                                          23,744    23,160
  Deferred commission earnings                              10,039    37,787
  Service carrier liabilty                                   2,336     5,919
  Retroactive reinsurance payable                          (14,859)  (12,171)
  Amounts withheld or retained by company for account of
    others                                                  28,058    31,331
  Policyholder funds on deposit                             11,572    12,578
  Loss clearing                                             12,166    13,610
  Liability for pension and severance pay                    2,705     4,945
  Remmittances and items not allocated                      37,240        --
                                                          --------  --------
  Total Other Liabilities                                 $297,094  $343,769
                                                          ========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 14 - SUBSEQUENT EVENTS

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.16% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.84% of the outstanding shares of 21st Century, including 16.65% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30th, 2007, the Company paid a dividend of $500,000 to its parent, AIG Commercial Insurance Group, Inc.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

         (1) Financial Statements of the WM Strategic Asset Manager Divisions of American General Life Insurance Company Separate Account D:

               Report of Independent Registered Public Accounting Firm Statement of Net Assets
               Statement of Operations
               Statement of Changes in Net Assets
               Notes to Audited Financial Statements

         (2) Consolidated Financial Statements of American General Life Insurance Company:

               Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Shareholder's Equity
               Consolidated Statements of Comprehensive Income
               Consolidated Statements of Cash Flows
               Notes to Consolidated Financial Statements

         (3) The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus and of cash flow for the two years then ended.

     (b)  Exhibits.

1    (a)  American General Life Insurance Company of Delaware Board of
          Directors resolution authorizing the establishment of Separate Account D. (1)

    (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the redomestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

    (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2   Custodial agreements: None.

3    (a)  (i)   Distribution Agreement between American General Equity Services
                Corporation and American General Life Insurance Company, effective October 1, 2002, incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration
                Statement (File No. 333-40637) of American General Life
                Insurance Company Separate Account D, filed November 8, 2002.

          (ii)  (A)    Form of Master Marketing and Distribution Agreement, by
                       and among American General Life Insurance Company,
                       American General Securities Incorporated and Sierra
                       Investment Services Corporation. (8)

                 B)    (1)    Master Marketing and Distribution Agreement by
                              and among American General Life Insurance
                              Company, American General Securities
                              Incorporated, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

                       (2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

                (C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (12)

      (b) (i) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and Sierra Investment Services Corporation. (8)

           (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc. (12)

      (c)  (i)  Trust Participation Agreement. (5)

           (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (8)

           (iii)Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (9)

           (iv) Participation Agreement among American General Life Insurance Company, Principal Variable Contracts Fund, Inc., and Principal Funds Distributor, Inc., dated April 12, 2007. (Filed herewith)

      (d) (i) Agreement respecting certain indemnifications given by Sierra Investment Advisors Corporation and Sierra Investment Services Corporation to American General Life Insurance Company and American General Securities Incorporated. (5)

           (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (10)

           (iii)First Amendment to Indemnification Agreement by and among American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

4   (a)   Specimen form of Combination Fixed and Variable Annuity Contract
          (Form No. 97010). (8)

    (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (8)

    (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (8)

    (d)   Form of Qualified Contract Endorsement. (6)

    (e)   (i)    (A)    Specimen form of Individual Retirement Annuity
                        Disclosure Statement available under Contract Form
                        No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4
                        Registration Statement (File No. 333-25549) of American
                        General Life Insurance Company Separate Account D, filed on May 2, 2005. (Filed Herewith.)

                 (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form
                       No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005. (Filed Herewith.)

           (ii) Specimen form of Individual Retirement Annuity Endorsement. (4)

           (iii)Specimen form of IRA Instruction Form. (6)

5   (a)   (i)   Specimen form of Application for Contract Form No. 97010 and
                Contract Form No. 97011. (8)

           (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (9)

           (iii)Specimen form of amended Application for Contract Form No. 97010 and Contract Form No. 97011. (9)

           (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (11)

          (v)   (A)    Specimen form of Application for Contract Form No. 97010
                       and Contract Form No. 97011, amended March 1, 1999. (11)

                (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                (E)    Specimen form of Application (Form No. L 8908-97
                       REV 0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

                (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (14)

                (G) Specimen form of Oregon Application (Form No. 8908-38 REV 0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

           (vi) Specimen form of SNAP Annuity Ticket application. (8)

      (b)  (i)  Election of Annuity Payment Option/Change Form. (5)

           (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

      (c) (i) Contract Service Request, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (8)

           (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

           (iii)Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form
                No. 97011. (9)

           (iv) (A) Contract Service Request, amended March 1, 1999, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (11)

                (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form
                       No. 97010 and Contract Form No. 97011. (13)

                (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011. (13)

                (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form
                       No. 97010 and Contract Form No. 97011. (14)

           (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)
           (vi) Form of Transaction Request Form. (6)

6   (a)   Amended and Restated Articles of Incorporation of American General
          Life Insurance Company, effective December 31, 1991. (2)

    (b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995, incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998.

    (c) Bylaws of American General Life Insurance Company, restated as of June 8, 2005. (7)

7   None

8   (a)   Form of Letter Agreement between Sierra Investment Services
          Corporation and American General Life Insurance Company regarding expenses. (8)

    (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998.
          (11)

    (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (13)

    (d) Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. Incorporated by reference to Post-Effective

          Amendment No. 8 to Form N-4 Registration Statement (File
          No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005.

    (e) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (15)

    (f) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (Filed herewith)

9   (a)   Opinion and Consent of Counsel for Depositor. (8)

9   (b)   Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
          American Home Assurance Company. (17)

10  Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11  Not applicable

12  None

13  (a)  (i)    (A)    Computations of hypothetical historical standardized
                       average annual total returns for the Global Money Fund
                       Division, available under Contract Form No. 97010 and
                       Contract Form No. 97011 for the one year period ended
                       December 31, 1996. (8)

                (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended
                       December 31, 1997. (9)

          (ii)  (A)    Computations of hypothetical historical non-standardized
                       total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract
                       Form No. 97011 for the one year period ended
                       December 31, 1996, and since inception. (8)

                (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

          (iii) (A)    Computations of hypothetical historical non-standardized
                       cumulative total returns for the Global Money Fund
                       Division, available under Contract Form No. 97010 and
                       Contract Form No. 97011 for the one year period ended
                       December 31, 1996, and since inception. (8)

                (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended
                       December 31, 1997, and since inception. (9)

           (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996. (8)

               (v)  (A)Computation of hypothetical historical non-standardized total return for the Mid Cap Stock Fund Division, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

                    (B)Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

                    (C)Computation of hypothetical historical average annual
                       total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

14  American Home Assurance Company Power of Attorney. (18)

--------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.
(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005, accession number 0001193125-05-0165474.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998, accession number 0000904456-98-000109.

(10)Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000, accession number 000089243-00-000913.

(11)Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999, accession number
    0000899243-99-000787.

(12)Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 5, 2001, accession number 0000899243-01-000859.

(13)Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000, accession number 0000899243-00-000935.

(14)Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001, accession number 0000899243-01-000892.

(15)Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on August 12, 2005, accession number 0000089031-05-000008.

(16)Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D, filed on September 26, 2005, accession number 0001193125-05-191297.

(17)Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on October 25, 2005, Accession No. 0000950129-05-010062.

(18)Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2007, Accession No. 0001193125-06-068928.

Item 25. Directors and Officers of the Depositor

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

Item 27. Directors and Officers of the Depositor

                                                Positions and Offices with
                                                        Depositor
 Name and Principal                          American General Life Insurance
 Business Address                                        Company
 ------------------                         ----------------------------------
 Rodney O. Martin, Jr.                      Director and Chairman of the Board
 2929 Allen Parkway                         of Directors
 Houston, TX 77019

 M. Bernard Aidinoff                        Director
 Sullivan and Cromwell
 125 Broad Street
 New York, NY 10004

 David J. Dietz                             Director
 830 Third Avenue
 New York, NY 10022

 Mary Jane B. Fortin                        Director, Executive Vice President
 2929 Allen Parkway                         and Chief Financial Officer
 Houston, TX 77019

 David L. Herzog                            Director
 70 Pine Street
 New York, NY 10270

 Richard A. Hollar                          Director, Chairman-Life Profit
 750 West Virginia Street                   Center and Independent
 Milwaukee, WI 53204                        Distribution and Chief Executive
                                            Officer-Life Profit Center and
                                            Independent Distribution

 Royce G. Imhoff, II                        Director, President-Independent
 2929 Allen Parkway                         Distribution
 Houston, TX 77019

                                         Positions and Offices
                                             with Depositor
              Name and Principal         American General Life
              Business Address             Insurance Company
              ------------------        -------------------------
              David W. O'Leary          Director,
              2929 Allen Parkway        President-Specialty
              Houston, TX 77019         Markets Group and Chief
                                        Executive
                                        Officer-Specialty
                                        Markets Group

              Gary D. Reddick           Director
              2929 Allen Parkway
              Houston, TX 77019

              Christopher J. Swift      Director
              2929 Allen Parkway
              Houston, TX 77019

              James W. Weakley          Director, President-AIG
              2929 Allen Parkway        Benefit Solutions Profit
              Houston, TX 77019         Center and Chief
                                        Executive Officer-AIG
                                        Benefit Solutions Profit
                                        Center

              Matthew E. Winter         Director, President and
              2929 Allen Parkway        Chief Executive Officer
              Houston, TX 77019

              Thomas L. Booker          President-Annuity Profit
              2727 Allen Parkway        Center
              Houston, TX 77019

              Richard C. Schuettner     President-AIG Life
              750 West Virginia Street  Brokerage Profit Center
              Milwaukee, WI 53204

              James P. Steele           President-Structured
              205 E. 10th Street        Settlements
              Amarillo, TX 79101

              Don M. Ward               President-Financial
              2929 Allen Parkway        Institution Marketing
              Houston, TX 77019         Group

              David R. Armstrong        Executive Vice
              3600 Route 66             President-AIG Benefit
              Neptune, NJ 07754         Solutions & AIG
                                        Financial Institution
                                        Solutions Profit Center

              Rebecca G. Campbell       Executive Vice
              2929 Allen Parkway        President-Human Resources
              Houston, TX 77019

              Rodney N. Hook            Executive Vice
              3600 Route 66             President-AIG Benefit
              Neptune, NJ 07754         Solutions Profit Center
                                        and Chief Risk
                                        Officer-AIG Benefit
                                        Solutions Profit Center

              Gary Parker               Executive Vice President
              2929 Allen Parkway        and Chief Product Officer
              Houston, TX 77019

                                         Positions and Offices
                                             with Depositor
              Name and Principal         American General Life
              Business Address             Insurance Company
              ------------------        ------------------------
              Dan E. Trudan             Executive Vice
              750 West Virginia St.     President-Individual
              Milwaukee, WI 53204       Product Operations

              Steven D. Anderson        Senior Vice
              2727 Allen Parkway        President-Life Profit
              Houston, TX 77019         Center & Independent
                                        Distribution and Chief
                                        Financial Officer-Life
                                        Profit Center &
                                        Independent Distribution

              Erik A. Baden             Senior Vice
              2727 Allen Parkway        President-Strategic
              Houston, TX 77019         Marketing and Business
                                        Development

              Wayne A. Barnard          Senior Vice President,
              2929 Allen Parkway        Illustration Actuary
              Houston, TX 77019

              Robert M. Beuerlein       Senior Vice President
              2727-A Allen Parkway      and Chief and Appointed
              Houston, TX 77019         Actuary

              Jeffrey H. Carlson        Senior Vice President
              2727 Allen Parkway        and Chief Information
              Houston, TX 77019         Officer

              James A. Galli            Senior Vice President
              830 Third Avenue          and Chief Business
              New York, NY 10022        Development Officer

              Robert M. Goldbloom       Senior Vice
              80 Pine Street            President-Terminal
              New York, NY 10005        Funding Annuities

              William F. Guterding      Senior Vice President
              830 Third Avenue
              New York, NY 10022

              Robert F. Herbert, Jr.    Senior Vice President,
              2727-A Allen Parkway      Treasurer and Controller
              Houston, TX 77019

              S. Douglas Israel         Senior Vice President
              2929 Allen Parkway
              Houston, TX 77019

              Kyle L. Jennings          Senior Vice President,
              2929 Allen Parkway        General Counsel and
              Houston, TX 77019         Chief Compliance Officer

              Althea R. Johnson         Senior Vice President
              2929 Allen Parkway
              Houston, TX 77019

                                         Positions and Offices
                                             with Depositor
              Name and Principal         American General Life
              Business Address             Insurance Company
              ------------------        ------------------------
              Glen D. Keller            Senior Vice President
              2727 Allen Parkway
              Houston, TX 77019

              Simon J. Leech            Senior Vice President
              2727-A Allen Parkway
              Houston, TX 77019

              Kent D. Major             Senior Vice President
              2727-A Allen Parkway
              Houston, TX 77019

              Richard D. McFarland      Senior Vice President
              2727 Allen Parkway
              Houston, TX 77019

              Mark R. McGuire           Senior Vice President
              2727-A Allen Parkway
              Houston, TX 77019

              Laura W. Milazzo          Senior Vice President
              2727 Allen Parkway
              Houston, TX 77019

              Lawrence J. O'Brien       Senior Vice President,
              2929 Allen Parkway        Chief Marketing Officer
              Houston, TX 77019         - Independent Agency
                                        Group

              William J. Packer         Senior Vice President
              3600 Route 66
              Neptune, NJ 07754

              John W. Penko             Senior Vice President
              2727 Allen Parkway
              Houston, TX 77019

              Dennis H. Roberts         Senior Vice President,
              2727 Allen Parkway        Chief Distribution
              Houston, TX 77019         Officer - Independent
                                        Agency Group

              Robert E. Steele          Senior Vice President
              205 E. 10th Street
              Amarillo, TX 79101

              Frederic R. Yopps         Senior Vice President
              750 West Virginia St.
              Milwaukee, WI 53204

              Chris Ayers               Vice President
              2727-A Allen Parkway
              Houston, TX 77019

                                                Positions and Offices with
                                                        Depositor
 Name and Principal                          American General Life Insurance
 Business Address                                        Company
 ------------------                         -----------------------------------
 Edward F. Bacon                            Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Joan M. Bartel                             Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Michael B. Boesen                          Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Laura J. Borowski                          Vice President
 750 West Virginia St.
 Milwaukee, WI 53204

 James B. Brown                             Vice President
 2727 Allen Parkway
 Houston, TX 77019

 David W. Butterfield                       Vice President
 3600 Route 66
 Neptune, NJ 07754

 Valerie A. Childrey                        Vice President and Medical Director
 750 West Virginia Street
 Milwaukee, WI 53204

 Mark E. Childs                             Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Robert M. Cicchi                           Vice President
 2727 Allen Parkway
 Houston, TX 77019

 James Cortiglia                            Vice President
 3600 Route 66
 Neptune, NJ 07754

 Steven A. Dmytrack                         Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Elizabeth Dobbs                            Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Douglas M. Donnenfield                     Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

                                         Positions and Offices
                                             with Depositor
              Name and Principal         American General Life
              Business Address             Insurance Company
              ------------------        ------------------------
              Timothy M. Donovan        Vice President
              2727 Allen Parkway
              Houston, TX 77019

              Farideh N. Farrokhi       Vice President and
              2727-A Allen Parkway      Assistant Secretary
              Houston, TX 77019

              John T. Fieler            Vice President and
              2727-A Allen Parkway      Medical Director
              Houston, TX 77019

              Kevin Fitzpatrick         Vice President
              70 Pine Street
              New York, NY 10270

              Patrick S. Froze          Vice President
              750 West Virginia Street
              Milwaukee, WI 53204

              Brad J. Gabel             Vice President
              750 West Virginia Street
              Milwaukee, WI 53204

              Frederick J. Garland, Jr. Vice President
              2727 Allen Parkway
              Houston, TX 77019

              Lisa Gerhart              Vice President
              2727 Allen Parkway
              Houston, TX 77019

              Liza Glass                Vice President
              2727-A Allen Parkway
              Houston, TX 77019

              Richard L. Gravette       Vice President and
              2727-A Allen Parkway      Assistant Treasurer
              Houston, TX 77019

              Kenneth J. Griesemer      Vice President
              6363 Forest Park Road
              Dallas, TX 75235

              Daniel J. Gutenberger     Vice President and
              70 Pine Street            Medical Director
              New York, NY 10270

              Joel H. Hammer            Vice President
              70 Pine Street
              New York, NY 10270

                                                Positions and Offices with
                                                        Depositor
 Name and Principal                          American General Life Insurance
 Business Address                                        Company
 ------------------                         -----------------------------------
 D. Leigh Harrington                        Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Keith C. Honig                             Vice President
 1 SunAmerica Center
 Los Angeles, CA 90067

 Stephen D. Howard                          Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Janna M. Hubble                            Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Walter P. Irby                             Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Sharla A. Jackson                          Vice President
 205 E. 10th Street
 Amarillo, TX 79101

 Stephen C. Kennedy                         Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Gary J. Kleinman                           Vice President and Real Estate
 70 Pine Street                             Investment Officer
 New York, NY 10270

 Michael J. Krugel                          Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Charles L. Levy                            Vice President and Medical Director
 2727 Allen Parkway
 Houston, TX 77019

 Robert J. Ley                              Vice President
 70 Pine Street
 New York, NY 10270

 Jerry L. Livers                            Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Gwendolyn J. Mallett                       Vice President
 2727 Allen Parkway
 Houston, TX 77019

                                                Positions and Offices with
                                                        Depositor
 Name and Principal                          American General Life Insurance
 Business Address                                        Company
 ------------------                         -----------------------------------
 W. Larry Mask                              Vice President, Real Estate
 2727 Allen Parkway                         Investment Officer and Assistant
 Houston, TX 77019                          Secretary

 Melvin C. McFall                           Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Beverly A. Meyer                           Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Candace A. Michael                         Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Anne K. Milio                              Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Sylvia A. Miller                           Vice President
 #1 Franklin Square
 Springfield, IL 62713

 Michael R. Murphy                          Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 David W. Napoli                            Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Carl T. Nichols                            Vice President and Medical Director
 205 E. 10th Street
 Amarillo, TX 79101

 Rick Niu                                   Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Deanna D. Osmonson                         Vice President and Chief Privacy
 2727 Allen Parkway                         Officer
 Houston, TX 77019

 Rembert R. Owen, Jr.                       Vice President, Real Estate
 2929 Allen Parkway                         Investment Officer and Assistant
 Houston, TX 77019                          Secretary

 Lori J. Payne                              Vice President
 2727 Allen Parkway
 Houston, TX 77019

                                                Positions and Offices with
                                                        Depositor
Name and Principal                           American General Life Insurance
Business Address                                         Company
------------------                          -----------------------------------
Cathy A. Percival                           Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Andrew J. Rasey                             Vice President
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel                            Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                               Vice President
175 Water Street
New York, NY 10038

Walter J. Rudecki, Jr.                      Vice President
2929 Allen Parkway
Houston, TX 77019

John Rugel                                  Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale W. Sachtleben                          Vice President
#1 Franklin Square
Springfield, IL 62713

Richard W. Scott                            Vice President and Chief
70 Pine Street                              Investment Officer
New York, NY 10270

Michael C. Sibley                           Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires                              Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Dale A. Stewart                             Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton                         Vice President
#1 Franklin Square
Springfield, IL 62713

                                                Positions and Offices with
                                                        Depositor
Name and Principal                           American General Life Insurance
Business Address                                         Company
------------------                          ----------------------------------
Veronica Torralba                           Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale                                Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss                          Vice President
#1 Franklin Square
Springfield, IL 62713

Cynthia P. Wieties                          Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                           Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                             Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An organizational chart for AIG can be found as Exhibit 21 in AIG's Form 10-K, SEC file number 001-08787, Accession
No. 0000950123-07-003026, filed March 1, 2007 and incorporated herein by reference. The Registrant is a Separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of April 6, 2007 there were 9,488 owners of the Contracts, of which 3,522 were qualified Contracts and 6,233 were non-qualified Contracts.

Item 28. Indemnification

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as
Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement.
Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Equity Services Corporation ("AGESC") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGESC will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGESC is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGESC. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGESC, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGESC with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGESC for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGESC from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGESC agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGESC.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account D, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which both offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) Management.

Name and Principal                   Positions and Offices with Underwriter
Business Address                  American General Equity Services Corporation
------------------                --------------------------------------------
Matthew E. Winter                 Director and Chairman of the Board of
2929 Allen Parkway                Directors
Houston, TX 77019

Mark R. McGuire                   Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Gary D. Reddick                   Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II               President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Name and Principal                    Positions and Offices with Depositor
Business Address                    American General Life Insurance Company
------------------                --------------------------------------------
Larry E. Blews                    Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.            Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson                Vice President and Anti-Money Laundering
2727 Allen Parkway                Compliance Officer
Houston, TX 77019

T. Clay Spires                    Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington                 Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                 Secretary
70 Pine Street
New York, NY 10270

Sarah L. Hosker                   Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones                   Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                   Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                  Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Not Applicable.

Item 30. Location of Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019.

Item 31. Management Services

None

Item 32. Undertakings

Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts

The American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary W. Parker and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account D of American General Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 1st day of May, 2007.

                                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                                     SEPARATE ACCOUNT D
                                     (Registrant)

                                     BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                         (On behalf of the Registrant
                                         and itself)

                                     BY: /s/ ROBERT F. HERBERT, JR.
                                         ---------------------------------------
                                         ROBERT F. HERBERT, JR.
                                         SENIOR VICE PRESIDENT,
                                         TREASURER
                                         AND CONTROLLER

   As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                   Title                     Date
---------                                   -----                     ----

/s/ RODNEY O. MARTIN, JR.                                         May 1, 2007
--------------------------  Director and Chairman of the Board of
                            Directors
RODNEY O. MARTIN, JR.

/s/ MATTHEW E. WINTER       Director, President and Chief         May 1, 2007
--------------------------  Executive Officer
MATTHEW E. WINTER

/s/ MARY JANE B. FORTIN     Director, Executive Vice              May 1, 2007
--------------------------  President and Chief Financial
                            Officer
MARY JANE B. FORTIN

/s/ BERNARD AIDINOFF        Director                              May 1, 2007
--------------------------
M. BERNARD AIDINOFF

/s/ DAVID J. DIETZ          Director                              May 1, 2007
--------------------------
DAVID J. DIETZ

/s/ DAVID L HERZOG          Director                              May 1, 2007
--------------------------
DAVID L. HERZOG

/s/ RICHARD A HOLLAR        Director                              May 1, 2007
--------------------------
RICHARD A. HOLLAR

/s/ ROYCE G. IMHOFF II      Director                              May 1, 2007
--------------------------
ROYCE G. IMHOFF II

Signature                                  Title                Date
---------                                  -----                ----
/s/ DAVID O'LEARY                   Director             May 1, 2007
-------------------------------
DAVID O'LEARY

/s/ GARY D. REDDICK                 Director             May 1, 2007
-------------------------------
GARY D. REDDICK

/s/ CHRISTOPHER J. SWIFT            Director             May 1, 2007
-------------------------------
CHRISTOPHER J. SWIFT

/s/ JAMES W. WEAKLEY                Director             May 1, 2007
-------------------------------
JAMES W. WEAKLEY

                                                                 AGL SEP ACCT D
                                                                         WM SAM
                                                                      811-02441
                                                                      333-25549

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 1/st/ day of May, 2007.


                                         AMERICAN HOME ASSURANCE COMPANY

                                         BY: /s/ ROBERT S. SCHIMEK
                                             -----------------------------------
                                             ROBERT S. SCHIMEK
                                             SENIOR VICE PRESIDENT AND TREASURER

   This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                   Date
---------                               -----                   ----

            *               Director and Chairman          May 1, 2007
--------------------------
KRISTIAN P. MOOR

            *
--------------------------
JOHN Q. DOYLE               Director and President         May 1, 2007

/s/ ROBERT S. SCHIMEK       Director, Senior Vice          May 1, 2007
--------------------------  President, Treasurer and
                            Comptroller
ROBERT S. SCHIMEK

            *               Director                       May 1, 2007
--------------------------
M. BERNARD AIDINOFF

            *               Director                       May 1, 2007
--------------------------
CHARLES H. DANGELO

            *               Director                       May 1, 2007
--------------------------
NEIL A. FAULKNER

            *               Director                       May 1, 2007
--------------------------
DAVID N. FIELDS

            *               Director                       May 1, 2007
--------------------------
KENNETH V. HARKINS

            *               Director                       May 1, 2007
--------------------------
DAVID L. HERZOG

            *               Director                       May 1, 2007
--------------------------
ROBERT E. LEWIS

            *               Director                       May 1, 2007
--------------------------
WIN J. NEUGER

            *               Director                       May 1, 2007
--------------------------
NICHOLAS S. TYLER

            *               Director                       May 1, 2007
--------------------------
NICHOLAS C. WALSH

*/s/ ROBERT S. SCHIMEK
-----------------------------  Attorney-In-Fact     May 1, 2007
ROBERT S. SCHIMEK

                               Index of Exhibits

 Exhibit No.
 -----------

 3. (c) (iv)    Participation Agreement among American General Life Insurance
                Company, Principal Variable Contracts Fund, Inc., and
                Principal Funds Distributor, Inc.

 4. (e) (i) (A) Specimen form of Individual Retirement Annuity Disclosure
                Statement available under Contract Form No. 97010 and Contract Form No. 97011.

 4. (e) (i) (B) Specimen form of Roth Individual Retirement Annuity Disclosure
                Statement available under Contract Form No. 97010 and Contract Form No. 97011.

 8. (f) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (Filed herewith)

 10.            Consent of Independent Registered Public Accounting Firm